   As filed with the Securities and Exchange Commission on November 30, 2000
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Post-Effective Amendment No. 36            [X]

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 [X]
                                    Amendment No. 37                  [X]

                                  FIFTH THIRD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
              (Address of Principal Executive Office) (Zip Code)

                                (888) 799-5353
               (Registrant's Telephone Number, including Area Code)


                                Jeffrey C. Cusick
                                 Vice President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                       (Name and Address of Agent for Service)

                                   with a copy to:

                                 Martin E. Lybecker
                                    Ropes & Gray
                                 One Franklin Square
                           1301 K Street, Suite 800 East
                                 Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to  [_]  On (date) pursuant to paragraph
     paragraph (b)                             (a)

[_]  60 days after filing pursuant to     [_]  On _____ pursuant to paragraph
     paragraph (a)(1)                          paragraph (a)(1)


[_]  75 days after filing pursuant to     [_]  On (date) pursuant to paragraph
     paragraph (a)(2)                          (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

  [LOGO] Fifth Third Funds


[ARTWORK]


                                                GOVERNMENT MONEY MARKET FUND

                                                PRIME MONEY MARKET FUND

                                                TAX EXEMPT MONEY MARKET FUND

                                                U.S. TREASURY MONEY MARKET FUND

  Fifth Third Funds
  Money Market Mutual Funds

  Institutional Shares

  Working hard to
  build your wealth!


-------------------
  Prospectus
  November 30, 2000

  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

            Fifth Third Funds
            Money Market Mutual Funds
            Institutional Shares                   Table of Contents

Overview

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All funds are managed by Fifth Third Bank.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
--------------------------------------------------------
Government Money Market Fund                           2
Prime Money Market Fund                                4
Tax Exempt Money Market Fund                           6
U.S. Treasury Money Market Fund                        8
Shareholder Fees and Fund Expenses
--------------------------------------------------------
Fee Tables                                            10
Expense Examples                                      11
Additional Information About the Funds' Investments
--------------------------------------------------------
                                                      12
Fund Management
--------------------------------------------------------
Investment Advisor                                    17
Fund Administration                                   17
Shareholder Information
--------------------------------------------------------
Purchasing and Selling Fund Shares                    18
Purchasing and Adding to Your Shares                  18
Selling Your Shares                                   19
Exchanging Your Shares                                20
Dividends and Capital Gains                           20
Taxation                                              21
Financial Highlights
--------------------------------------------------------
                                                      22
Back Cover
--------------------------------------------------------
Where to learn more about Fifth Third Funds

            Fifth Third Government Money Market Fund
[LOGO]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

            Fifth Third Government Money Market Fund
                                                                          [LOGO]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

                    Year-by-Year Total Returns as of 12/31
                           For Institutional Shares

                                 1992     3.36%
                                 1993     2.69%
                                 1994     3.84%
                                 1995     5.51%
                                 1996     4.96%
                                 1997     5.10%
                                 1998     4.98%
                                 1999     4.61%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q2 1995        1.38%
                          Worst quarter:               Q2 1993        0.65%
                          Year to Date Return (1/1/00 to 9/30/00): 4.28%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)
                                               ----------

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   -------------------------------------------------------------------------
   Institutional Shares  7/10/91          4.61%      5.03%          N/A           4.41%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Prime Money Market Fund
[LOGO]
Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

                    The Fund's principal risks include interest rate risk, net
Principal           asset value risk, and credit risk. Interest rate risk
Investment Risks    involves the possibility that the Fund's yield will
                    decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

            Fifth Third Prime Money Market Fund
                                                                          [LOGO]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

                    Year-by-Year Total Returns as of 12/31
                           For Institutional Shares

                                 1990     7.92%
                                 1991     5.76%
                                 1992     3.37%
                                 1993     2.69%
                                 1994     3.83%
                                 1995     5.60%
                                 1996     5.04%
                                 1997     5.21%
                                 1998     5.13%
                                 1999     4.79%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                Q2 1990        1.95%
                          Worst quarter:               Q2 1993        0.65%
                          Year to Date Return (1/1/00 to 9/30/00): 4.44%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)
                                               ----------

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      ----------------------------------------------------------------------
   Institutional Shares  6/14/89          4.79%      5.16%         4.93%          5.12%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Fifth Third Tax Exempt Money Market Fund
[LOGO]
Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

                    At least 80% of its total assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

            Fifth Third Tax Exempt Money Market Fund
                                                                          [LOGO]
Volatility and Performance Information


The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                    [GRAPH]

                    Year-by-Year Total Returns as of 12/31
                           For Investment A Shares*

                                 1990     5.14%
                                 1991     3.95%
                                 1992     2.42%
                                 1993     1.81%
                                 1994     2.10%
                                 1995     2.95%
                                 1996     2.72%
                                 1997     2.75%
                                 1998     2.60%
                                 1999     2.86%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q1 1990        1.32%
                          Worst quarter:               Q3 1994        0.45%
                          Year to Date Return (1/1/00 to 9/30/00): 2.84%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)
                                               ----------

                          Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      -----------------------------------------------------------------------
   Institutional Shares*  9/7/83           2.86%      2.77%         2.92%          3.66%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.
* The Fund first offered Institutional shares on 9/21/98. The quoted performance of the Fund for the period prior to 9/21/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

            Fifth Third U.S. Treasury Money Market Fund
                                                                          [LOGO]

Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal           The Fund's principal risks include interest rate risk and
Investment Risks    net asset value risk. Interest rate risk involves the
                    possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant
                    $1.00 per share.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

            Fifth Third U.S. Treasury Money Market Fund
                                                                          [LOGO]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [GRAPH]

                    Year-by-Year Total Returns as of 12/31
                           For Institutional Shares

                                 1990     7.84%
                                 1991     5.67%
                                 1992     3.39%
                                 1993     2.74%
                                 1994     3.79%
                                 1995     5.57%
                                 1996     5.05%
                                 1997     5.25%
                                 1998     5.12%
                                 1999     4.70%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q3 1990        1.93%
                          Worst quarter:               Q4 1993        0.67%
                          Year to Date Return (1/1/00 to 9/30/00): 4.36%

                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                                               ----------

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   -------------------------------------------------------------------------
   Institutional Shares  12/12/88         4.70%      5.14%         4.90%          5.27%

--------------------------------------------------------------------------------

  To obtain current yield information, call 1-888-799-5353.

            Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Institutional shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.

 Shareholder Fees

                                      Money Market Funds--Fee Table
                           Fifth Third  Fifth Third Fifth Third   Fifth Third
                            Government  Prime Money  Tax Exempt  U.S. Treasury
                           Money Market   Market    Money Market Money Market
                               Fund        Fund         Fund         Fund
Maximum Sales Charge
(Load) Imposed
on Purchases                   None         None        None          None
------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed
on Reinvested Dividends        None         None        None          None
------------------------------------------------------------------------------
Maximum Deferred Sales
Load                           None         None        None          None
------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees               0.40%        0.40%       0.50%         0.40%
------------------------------------------------------------------------------
Distribution (12b-1) fees      None         None        None          None
------------------------------------------------------------------------------
Other expenses                0.24%        0.22%       0.33%         0.22%
------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/1/         0.64%        0.62%       0.83%         0.62%

---------------------------------------------------------
---------------------------------------------------------

/1/During the last fiscal year Fifth Third Bank waived the following Management
  Fees: 0.08% for the Prime Money Market Fund, 0.50% for the Tax Exempt Money Market Fund, and 0.14% for the U.S. Treasury Money Market Fund. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees: 0.12% for the Government Money Market Fund, 0.02% for the Prime Money Market Fund, 0.02% for the Tax Exempt Money Market Fund, and 0.10% for the U.S. Treasury Money Market Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds

             Fifth Third Government      1     3     5     10
             Money Market Fund          Year Years Years Years

               ------------------------------------------------
             Institutional Shares       $ 65 $ 205 $ 357   $798
               ------------------------------------------------

             Fifth Third Prime           1     3     5     10
             Money Market Fund          Year Years Years Years

               ------------------------------------------------
             Institutional Shares       $ 63 $ 199 $ 346   $774
               ------------------------------------------------

             Fifth Third Tax Exempt      1     3     5     10
             Money Market Fund          Year Years Years Years

               ------------------------------------------------
             Institutional Shares       $ 85 $ 265 $ 460 $1,025
               ------------------------------------------------

             Fifth Third U.S. Treasury   1     3     5     10
             Money Market Fund          Year Years Years Years

               ------------------------------------------------
             Institutional Shares       $ 63 $ 199 $ 346   $774
               ------------------------------------------------

            Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                 FUND CODE
---------                 ---------
Government Money Market
 Fund...................      1
Prime Money Market
 Fund...................      2
Tax Exempt Money Market
 Fund...................      3
U.S. Treasury Money
 Market Fund............      4
INSTRUMENT                FUND CODE        RISK TYPE
----------                ---------        ---------
Bankers' Acceptances:       2, 3             Credit
 Bills of exchange or                      Liquidity
 time drafts drawn on                        Market
 and accepted by a                       Interest Rate
 commercial bank.
 Maturities are
 generally six months or
 less.

Bonds: Interest-bearing                     Market Credit Interest
 or discounted                                       Rate
 securities that
 obligate the issuer to
 pay the bondholder a
 specified sum of money,
 usually at specific
 intervals, and to repay
 the principal amount of
 the loan at maturity.
  Corporate:                  2
  Government:                1-3

Certificates of Deposit:    2, 3             Market
 Negotiable instruments                      Credit
 with a stated maturity.                   Liquidity
                                         Interest Rate

Commercial Paper:           2, 3             Credit
 Secured and unsecured                     Liquidity
 short-term promissory                       Market
 notes issued by                         Interest Rate
 corporations and other
 entities. Maturities
 generally vary from a
 few days to nine
 months.

Derivatives: Instruments   1, 2-4          Management
 whose value is derived                      Market
 from an underlying                          Credit
 contract, index or                        Liquidity
 security, or any                           Leverage
 combination thereof,                    Interest Rate
 including futures,
 options (e.g., put and
 calls), options on
 futures, swap
 agreements, and some
 mortgage-backed
 securities.

Futures and Related           1            Management
 Options: A contract                         Market
 providing for the                           Credit
 future sale and                           Liquidity
 purchase of a specified                    Leverage
 amount of a specified
 security, class of
 securities, or an index
 at a specified time in
 the future and at a
 specified price.

            Additional Information About the Funds' Investments

INSTRUMENT                                          FUND CODE        RISK TYPE
----------                                          ---------        ---------
Illiquid Securities: Securities which may be         1, 2-4          Liquidity
 difficult to sell at an acceptable price.                             Market

Investment Company Securities: Shares of               2-4             Market
 investment companies. These investment companies
 may include money market funds of Fifth Third
 Funds and shares of other registered investment
 companies for which the Adviser to a Fund or any
 of their affiliates serves as investment adviser,
 administrator or distributor.

Investment Grade Bonds: Interest-bearing or            1-3             Market
 discounted government or corporate securities                         Credit
 that obligate the issuer to pay the bondholder a
 specified sum of money, usually at specific
 intervals, and to repay the principal amount of
 the loan at maturity. Investment grade bonds are
 those rated BBB or better by S&P or Baa or better
 by Moody's or similarly rated by other nationally
 recognized statistical rating organizations, or,
 if not rated, determined to be of comparable
 quality by the Adviser.

Money Market Instruments: Investment-grade, U.S.     1, 2-4            Market
 dollar denominated debt securities that have                          Credit
 remaining maturities of one year or less. These
 securities may include U.S. government
 obligations, commercial paper and other short-
 term corporate obligations, repurchase agreements
 collateralized with U.S. government securities,
 certificates of deposit, bankers' acceptances,
 and other financial institution obligations.These
 securities may carry fixed or variable interest
 rates.

Municipal Securities: Securities issued by a state      3              Market
 or political subdivision to obtain funds for                          Credit
 various public purposes. Municipal securities                       Political
 include (a) governmental lease certificates of                         Tax
 participation issued by state or municipal                          Regulatory
 authorities where payment is secured by
 installment payments for equipment, buildings, or
 other facilities being leased by the state or
 municipality; (b) government lease certificates
 purchased by the Fund will not contain
 nonappropriation clauses; (c) municipal notes and
 tax-exempt commercial paper; (d) serial bonds;
 (e) tax anticipation notes sold to finance
 working capital needs of municipalities in
 anticipation of receiving taxes at a later date;
 (f) bond anticipation notes sold in anticipation
 of the issuance of long-term bonds in the future;
 (g) pre-refunded municipal bonds whose timely
 payment of interest and principal is ensured by
 an escrow of U.S. government obligations; and (h)
 general obligation bonds.

            Additional Information About the Funds' Investments

INSTRUMENT                                         FUND CODE        RISK TYPE
----------                                         ---------        ---------
Participation Interests: Interests in bank loans       3          Interest Rate
 made to corporations.                                                Credit
                                                                    Liquidity

Repurchase Agreements: The purchase of a security   1, 2-4            Market
 and the simultaneous commitment to return the                       Leverage
 security to the seller at an agreed upon price
 on an agreed upon date. This is treated as a
 loan.

Restricted Securities: Securities not registered    1, 2-4          Liquidity
 under the Securities Act of 1933, such as                            Market
 privately placed commercial paper and Rule 144A
 securities.

Reverse Repurchase Agreement: The sale of a         1, 2-4            Market
 security and the simultaneous commitment to buy                     Leverage
 the security back at an agreed upon price on an
 agreed upon date. This is treated as a borrowing
 by a Fund.

Securities Lending: The lending of up to 33 1/3%    1, 2, 3           Market
 of the Fund's total assets. In return the Fund                      Leverage
 will receive cash, other securities, and/or                        Liquidity
 letters of credit.                                                   Credit

Time Deposits: Non-negotiable receipts issued by     2, 3           Liquidity
 a bank in exchange for the deposit of funds.                         Credit
                                                                      Market

U.S. Government Agency Securities: Securities       1, 2-4        Interest Rate
 issued by agencies and instrumentalities of the                      Credit
 U.S. government. These include Ginnie Mae,
 Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,     1, 2-4        Interest Rate
 separately traded registered interest and
 principal securities, and coupons under bank
 entry safekeeping.

Variable and Floating Rate Instruments:              2, 3             Credit
 Obligations with interest rates which are reset                    Liquidity
 daily, weekly, quarterly or some other period                        Market
 and which may be payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:      1, 2-4            Market
 Purchase or contract to purchase securities at a                    Leverage
 fixed price for delivery at a future date. Under                   Liquidity
 normal market conditions, when-issued purchases                      Credit
 and forward commitments will not exceed 20% of
 the value of a Fund's total assets.

            Additional Information About the Funds' Investments

INSTRUMENT                                       FUND CODE        RISK TYPE
----------                                       ---------        ---------
Yankee Bonds and Similar Debt Obligations: U.S.   1, 2-4            Market
 dollar denominated bonds issued by foreign                         Credit
 corporations or governments. Sovereign bonds                   Interest Rate
 are those issued by the government of a foreign
 country. Supranational bonds are those issued
 by supranational entities, such as the World
 Bank and European Investment Bank. Canadian
 bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other       1-3             Credit
 debt that pay no interest, but are issued at a                     Market
 discount from their value at maturity. When                    Interest Rate
 held to maturity, their entire return equals
 the difference between their issue price and
 their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            Additional Information About the Funds' Investments

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk.The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

            Fund Management
Investment Advisor


Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds.

As of September 30, 2000, Fifth Third Bank had approximately $22.2 billion of assets under management, including approximately $5.3 billion of assets of Fifth Third Funds.

The management fees paid by the Funds, after voluntary fee waivers, for the fiscal year ended July 31, 2000 were as follows:

                                             As a percentage of
                                             average net assets
---------------------------------------------------------------
Fifth Third Government Money Market Fund            0.40%
---------------------------------------------------------------
Fifth Third Prime Money Market Fund                 0.38%
---------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund            0.00%
---------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund         0.26%
---------------------------------------------------------------

Fund Administration


BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                        of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of the Funds.

            Shareholder Information
Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of a Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market Fund calculates its NAV at 11:00 a.m. Each of Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market Fund--11 a.m.; Fifth Third Prime Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--1 p.m.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.

Minimum
Investments

                    The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

            Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional
shares of any
other Fifth Third
Fund. No
transaction fees
are charged for
exchanges. Be
sure to read the
Prospectus
carefully of any
Fund into which
you wish to
exchange shares.

                     To exchange your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-888-799-5353.

                     Notes on Exchanges

                     To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

You must meet the
minimum
investment
requirements for
the Fund into
which you are
exchanging.
Exchanges from
one Fund to
another are
taxable for
investors subject
to federal or
state income
taxation.

                     Shares of the new Fund must be held under the same account names with the same registration and tax identification numbers, as the shares of the old Fund.

                     The Exchange Privilege may be changed or eliminated at any time.

                     The exchange privilege is available only in states where shares of the Funds may be sold.

                     All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay any capital gains.

            Shareholder Information

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below in the case of Fifth Third Tax Exempt Money Market Fund, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest it earned on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended July 31, 2000 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP (except for the Tax Exempt Money Market Fund for the period prior to September 30, 1998, which was audited by other independent accountants).

                                        Fifth Third Government Money Market Fund
                                     Institutional Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       5.31%     4.60%     5.13%     5.01%     5.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                      0.57%     0.56%     0.52%     0.51%     0.50%
 Net investment income             5.17%     4.52%     5.02%     4.90%     4.99%
 Expense waiver/reimbursement
  (a)                              0.07%     0.11%     0.12%     0.09%     0.07%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $211,790  $252,987  $221,034  $162,543  $132,326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights

                                        Institutional Shares
                                             Fifth Third Prime Money Market Fund

                                           Year Ended July 31,
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       5.53%     4.76%     5.25%     5.11%     5.20%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                      0.52%     0.52%     0.52%     0.52%     0.49%
 Net investment income             5.44%     4.66%     5.13%     4.99%     5.07%
 Expense waiver/reimbursement
  (a)                              0.10%     0.11%     0.12%     0.09%     0.08%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $508,414  $348,366  $368,348  $341,827  $300,821
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights
                                        Fifth Third Tax Exempt Money Market Fund

                                     Institutional Shares

                                        Year Ended Period Ended   Period Ended
                                         July 31,    July 31,     September 30,
                                           2000       1999*          1998**
Per share data                          ---------- ------------   -------------
Net asset value, beginning of period     $   1.00    $  1.00         $ 1.00
-------------------------------------------------------------------------------
Income from investment operations
 Net investment income                       0.04       0.03            --
-------------------------------------------------------------------------------
 Total from investment operations            0.04       0.03            --
-------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders from net
  investment income                         (0.04)     (0.03)           --
-------------------------------------------------------------------------------
 Total distributions                        (0.04)     (0.03)           --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value, end of the period       $   1.00    $  1.00         $ 1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return                                 3.46%      2.24%(b)       2.74%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                                0.31%      0.61%(a)       0.63%(a)
 Net investment income                       3.51%      2.66%(a)       3.09%(a)
 Expense waiver/reimbursement (c)            0.52%      0.33%(a)        --  (a)
-------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period (000s)        $100,995    $17,682         $7,953
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 * Reflects operations for the period from October 1, 1998 through July 31,
   1999.
 ** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.

(a) Annualized.

(b) Not annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights

                                     Fifth Third U.S. Treasury Money Market Fund
                                    Institutional Shares

                                           Year Ended July 31,
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
Per share data                 --------  --------  --------  --------  --------
Net asset value, beginning of
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income             0.06      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.06      0.05      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income      (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of the
 period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       5.40%     4.68%     5.31%     5.11%     5.24%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                      0.38%     0.38%     0.38%     0.42%     0.43%
 Net investment income             5.26%     4.57%     5.19%     5.00%     5.10%
 Expense waiver/reimbursement
  (a)                              0.24%     0.24%     0.24%     0.17%     0.12%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                       $871,657  $856,286  $876,089  $539,087  $489,228
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
[CAPTION]

------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund                                                 Fifth Third Funds
Fifth Third Prime Money Market Fund                                                      c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund                                                 38 Fountain Square Plaza
Fifth Third U.S. Treasury Money Market Fund                                              Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                                       Fifth Third Bank
                                                                                         38 Fountain Square Plaza
                                                                                         Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
  and Sub-Administrator                                                                  Fifth Third Bank
                                                                                         38 Fountain Square Plaza
                                                                                         Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Distributor, Administrator, and Sub-Transfer Agent                                       BISYS Fund Services Limited Partnership
                                                                                         3435 Stelzer Road
                                                                                         Columbus, Ohio 43219

------------------------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                                     Arthur Andersen LLP
                                                                                         Suite 1500
                                                                                         425 Walnut Street
                                                                                         Cincinnati, Ohio 45202

------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                            38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone:  1-888-799-5353
                         Internet:  http://www.53.com*

              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

 .  At no charge from the Commission's Website at http://www.sec.gov.


                           [LOGO] Fifth Third Funds

PROSP-IMM  11/00                      Investment Company Act file no. 811-5669.

[LOGO] Fifth Third Funds

[ARTWORK]


                                                QUALITY GROWTH FUND

                                                EQUITY INCOME FUND

                                                PINNACLE FUND

                                                BALANCED FUND

                                                MID CAP FUND

                                                INTERNATIONAL EQUITY FUND

                                                TECHNOLOGY FUND

                                                BOND FUND FOR INCOME

                                                QUALITY BOND FUND

                                                U.S. GOVERNMENT SECURITIES FUND

                                                MUNICIPAL BOND FUND

                                                OHIO TAX FREE BOND FUND


  Fifth Third Funds
  Stock and Bond Mutual Funds

  Institutional Shares


  Working hard to
  build your wealth!

--------------

  Prospectus
  November 30, 2000

  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Fifth Third Funds

          Stock and Bond Mutual Funds

          Institutional Shares________________Table of Contents
Overview

This section provides important information about each of the stock and bonds funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks                     Page
---------------------------------------------------------
Quality Growth Fund                                    2
Equity Income Fund                                     4
Pinnacle Fund                                          6
Balanced Fund                                          8
Mid Cap Fund                                          10
International Equity Fund                             12
Technology Fund                                       14
Bond Fund For Income                                  16
Quality Bond Fund                                     18
U.S. Government Securities Fund                       20
Municipal Bond Fund                                   22
Ohio Tax Free Bond Fund                               24
Shareholder Fees and Fund Expenses
---------------------------------------------------------
Fee Tables                                            26
Expense Examples                                      28
Additional Information About the Funds' Investments
---------------------------------------------------------
                                                      29
Fund Management
---------------------------------------------------------
Investment Advisors and Subadvisor                    35
Portfolio Managers                                    35
Fund Administration                                   37
Shareholder Information
---------------------------------------------------------
Purchasing and Selling Fund Shares                    38
Purchasing and Adding to Your Shares                  38
Selling Your Shares                                   39
Exchanging Your Shares                                40
Dividends and Capital Gains                           40
Taxation                                              41
Financial Highlights
---------------------------------------------------------
                                                      43
Back Cover
---------------------------------------------------------
Where to learn more about Fifth Third Funds

            Fifth Third Quality Growth Fund
                                     [LOGO]
                    Growth of capital. Income is a secondary objective.

Fundamental
Objective
Principal
Investment          Under normal market conditions, the Fund invests at least
Strategies          65% of total assets in common stocks of high quality
                    growth companies.

                    High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their equivalents as determined by the Fund's investment manager.

Principal Investment Risks
                    The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.


                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Quality Growth Fund
                                     [LOGO]
Volatility and Performance Information


The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Standard and
Poor's 500
Composite Stock
Price Index (the
"S&P 500") is an
unmanaged index
of 500 selected
common stocks,
most of which are
listed on the New
York Stock
Exchange.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                  [GRAPH]
Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     5.12%
1991    34.38%
1992     8.03%
1993    -1.06%
1994     0.07%
1995    31.59%
1996    23.68%
1997    32.70%
1998    30.16%
1999    23.86%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:                    Q4 1998  28.21%
                          Worst quarter:                   Q3 1990 -11.19%
                          Year to Date Return (1/1/00 to 9/30/00)    3.40%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December 31, 1999)

                                                Past 5
                       Inception Date Past Year Years  Past 10 Years Since Inception
                        -------------------------------------------------------------
Institutional Shares*      1/1/83     23.86%    28.34%    18.06%          17.92%
                        -------------------------------------------------------------
                                                                     (Since 12/31/82)
S&P 500(R) Index                      21.04%    28.55%    18.20%          18.35%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Equity Income Fund
                                     [LOGO]
                    High level of current income consistent with capital appreciation.

Fundamental
Objective
Principal
Investment
Strategies          Under normal market conditions, the Fund invests at least
                    65% of total assets in common stocks of U.S. companies with a weighted average market capitalization similar to that of the Standard & Poor's 500 Composite Stock Price
                    Index ("S&P 500 Index") focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $116 million, the largest company a market capitalization of $543 billion, the mean market capitalization was $25.2 billion, and the weighted average market capitalization was $131 billion.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.


                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Equity Income Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Standard and
Poor's 500
Composite Stock
Price Index (the
"S&P 500") is an
unmanaged index
of 500 selected
common stocks,
most of which are
listed on the New
York Stock
Exchange.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.
                                [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     -1.21%
1991     29.07%
1992      4.61%
1993      0.26%
1994     -0.65%
1995     30.73%
1996     16.83%
1997     38.15%
1998     18.03%
1999     -4.71%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:                    Q2 1997  15.29%
                          Worst quarter:                   Q3 1999 -11.39%
                          Year to Date Return (1/1/00 to 9/30/00)    6.76%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/83     -4.71%       18.87%        12.17%         14.37%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
S&P 500(R) Index                      21.04%       28.55%        18.20%         18.35%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Pinnacle Fund
                                     [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

                    Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

            Fifth Third Pinnacle Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Standard and
Poor's 500
Composite Stock
Price Index (the
"S&P 500") is an
unmanaged index
of 500 selected
common stocks,
most of which are
listed on the New
York Stock
Exchange.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     -3.14%
1991     39.87%
1992     -0.73%
1993      3.31%
1994     -1.12%
1995     35.40%
1996     22.44%
1997     35.43%
1998     32.94%
1999     11.64%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                    Q4 1998  24.93%
                          Worst quarter:                   Q3 1990 -15.34%
                          Year to Date Return (1/1/00 to 9/30/00)   -4.62%

                                -------------------------



                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)
                                               ----------

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Institutional Shares*      3/4/85     11.64%       27.22%       16.43%          16.80%
                        ------------------------------------------------------------------
                                                                           (Since 2/28/85)
S&P 500(R) Index                      21.04%       28.55%       18.20%          18.46%

--------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Balanced Fund
                                     [LOGO]
                    Capital appreciation and income.
Fundamental
Objective

Principal           Under normal market conditions, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                    Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Balanced Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to two broad-
based securities
indices. The
Standard and
Poor's 500
Composite Stock
Price Index (the
"S&P 500") is an
unmanaged index
of 500 selected
common stocks,
most of which are
listed on the New
York Stock
Exchange. The
Lehman Brothers
Aggregate Bond
Index (the "LBAB
Index") is an
unmanaged index
generally
representative of
the performance
of the bond
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.
                                   [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     9.95%
1991    30.13%
1992     9.88%
1993     1.74%
1994    -1.03%
1995    26.53%
1996    14.23%
1997    24.08%
1998    17.93%
1999    15.64%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:                    Q4 1998 17.83%
                          Worst quarter:                   Q3 1998 -6.33%
                          Year to Date Return (1/1/00 to 9/30/00)   7.66%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/83     15.64%       19.59%       14.50%          16.31%
                        -------------------------------------------------------------------
S&P 500(R) Index                      21.04%       28.55%       18.20%          18.35%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBAB Index                            -0.83%       7.73%         7.69%           9.50%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Mid Cap Fund
                                     [LOGO]
                    Growth of Capital. Income is a secondary objective.

Fundamental
Objective
Principal
Investment          Under normal market conditions, the Fund expects to invest
Strategies          at least 65% of total assets in common stocks of mid cap
                    companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund also may invest in small cap stocks.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.


                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Mid Cap Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Standard and
Poor's MidCap 400
Index (the "S&P
400") is an
unmanaged index
generally
representative of
the mid-cap
sector of the
U.S. stock
market.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                   [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     1.84%
1991    46.01%
1992     5.05%
1993     1.38%
1994     1.54%
1995    26.03%
1996    17.59%
1997    32.64%
1998     3.41%
1999    17.06%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:                    Q4 1999  23.15%
                          Worst quarter:                   Q3 1990 -16.52%
                          Year to Date Return (1/1/00 to 9/30/00)   18.15%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                          Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ----------------------------------------------------------------------
Institutional Shares*         1/1/85       17.06%     18.93%        14.36%         15.60%
                        ----------------------------------------------------------------------
                                                                              (Since 12/31/84)
S&P Mid Cap 400(R) Index                   14.72%     23.05%        17.32%         18.33%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third International Equity Fund
                                     [LOGO]
                    Long-term capital appreciation.

Fundamental
Objective
Principal
Investment          Under normal market conditions, the Fund invests at least
Strategies          65% of total assets in equity securities of non-U.S.
                    companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                    The Fund uses a top-down, bottom-up strategy of selecting its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and
                    (iii) market momentum/technicals.

                    The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country) by investing in "baskets" of common stocks and other equity securities.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

            Fifth Third International Equity Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Morgan
Stanley Capital
International
EAFE Index (the
"EAFE Index") is
an unmanaged
index of common
stocks in Europe,
Australasia, and
the Far East.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.


                                   [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1995     11.29%
1996      8.54%
1997      7.96%
1998     19.45%
1999     26.11%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:                    Q4 1999  17.74%
                          Worst quarter:                   Q3 1998 -11.88%
                          Year to Date Return (1/1/00 to 9/30/00)  -11.88%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December 31, 1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Institutional Shares*     8/18/94       26.11%     14.46%         N/A           12.08%
                        ------------------------------------------------------------------
                                                                           (Since 8/31/94)
EAFE Index                              27.30%     13.15%         N/A           11.41%

--------------------------------------------------------------------------------

* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Technology Fund
                                     [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in the equity securities of U.S. and,
Strategies          to a lesser extent, foreign technology companies.

                    Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers that have extensively used technological advances to develop new or to improve products or processes.

                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   The Fund, by concentrating in technology stocks, assumes
 the Fund is not    the risks of holding technology stocks. For example,
 a deposit of       technology stocks tend to:
 Fifth Third Bank
 or any other        . fluctuate in price more widely and rapidly than the
 bank and is not       market as a whole
 insured or
 guaranteed by       . underperform other types of stocks or be difficult to
 the FDIC or any       sell when the economy is not robust, during market
 other government      downturns, or when technology stocks are out of favor
 agency.
                     . decline in price due to sector specific developments

                     . be more vulnerable than most stocks to the obsolescence
                       of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

            Fifth Third Technology Fund
                                     [LOGO]

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

            Fifth Third Bond Fund For Income
                                     [LOGO]
                    High level of current income.

Fundamental
Objective
Principal
Investment
Strategies          Under normal market conditions, the Fund invests at least
                    65% of total assets in the following types of investment grade securities: corporate securities, mortgage-backed securities, and securities of the U.S. Treasury and U.S.
                    Government agencies and instrumentalities. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

            Fifth Third Bond Fund For Income
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Intermediate
Government/Corporate
Index ("LBIGC")
is an unmanaged
index generally
representative of
the performance
of the bond
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                  [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*
1990     8.24%
1991    14.62%
1992     6.32%
1993     8.67%
1994    -6.40%
1995    16.95%
1996     1.86%
1997     7.27%
1998     7.62%
1999    -0.55%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:   Q2 1995  5.95%
                          Worst quarter:  Q2 1994 -3.55%
                          Year to Date Return
                           (1/1/00 to 9/30/00)     5.43%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/83       -0.55%      6.46%        6.26%           8.03%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBIGC                                    0.39%      7.09%        7.25%           8.76%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Quality Bond Fund
                                     [LOGO]
                    High current income. Capital growth is a secondary objective.

Fundamental
Objective
Principal
Investment          Under normal market conditions, the Fund invests at least
Strategies          65% of total assets in U.S. Treasury bills, notes and
                    bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less; and each corporate bond is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.


                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

            Fifth Third Quality Bond Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Aggregate Bond
Index ("LBAB") is
an unmanaged
index generally
representative of
the performance
of the bond
market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     8.04%
1991    14.65%
1992     6.00%
1993     7.52%
1994    -3.90%
1995    17.18%
1996     1.85%
1997     8.20%
1998     8.54%
1999    -2.10%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:   Q2 1995  5.76%
                          Worst quarter:  Q1 1994 -3.16%
                          Year to Date Return
                           (1/1/00 to 9/30/00)     5.54%

                                -------------------------



                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)
                                               ----------

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/83       -2.10%      6.53%        6.41%           7.87%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBAB                                    -0.83%      7.73%        7.69%           9.50%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third U.S. Government Securities Fund
                                     [LOGO]

Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. government securities. At the
Strategies          time of investment each of those securities has a
                    remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                    U.S. government securities are debt securities issued or guaranteed as to principal and interest by the full faith and credit of the U.S. government and obligations issued by the agencies or instrumentalities of the U.S. government but not supported by such full faith and credit . They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

                    U.S. Treasury securities are debt obligations of the U.S. government and are backed by the full faith and credit of the U.S. government. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

            Fifth Third U.S. Government Securities Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Intermediate
Government Bond
Index ("LBIGBI")
is an unmanaged
index generally
representative of
intermediate-term
government bonds.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                  [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     8.45%
1991     9.51%
1992     5.27%
1993     6.19%
1994    -2.18%
1995    13.01%
1996     2.45%
1997     7.14%
1998     7.50%
1999     0.18%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:   Q2 1995  4.49%
                          Worst quarter:  Q1 1994 -1.99%
                          Year to Date Return
                           (1/1/00 to 9/30/00)     5.63%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                  -------------------------------------------------------------------------
Institutional Shares*      1/1/86       0.18%      5.96%         5.66%          5.84%
                  -------------------------------------------------------------------------
                                                                           (Since 12/31/85)
LBIGBI                                  0.50%      6.93%         7.10%          7.60%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Municipal Bond Fund


                                     [LOGO]
                    High level of current income that is exempt from federal
Fundamental         regular income taxes.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in municipal securities, which pay
Strategies          interest that is exempt from federal income tax. The
                    securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade.
                    Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

            Fifth Third Municipal Bond Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Municipal Bond
Index ("LBMBI")
is an unmanaged
index that
generally is
representative of
municipal bonds
with intermediate
maturities.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                 [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

1990     6.89%
1991     8.60%
1992     6.25%
1993     6.76%
1994    -2.30%
1995     9.68%
1996     3.26%
1997     6.88%
1998     5.61%
1999    -3.33%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:   Q4 1990  4.25%
                          Worst quarter:  Q1 1994 -3.12%
                          Year to Date Return
                           (1/1/00 to 9/30/00)     4.80%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/83       -3.33%      4.32%        4.75%           6.51%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBMBI                                   -2.07       6.91%        6.89%           8.69%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Fifth Third Ohio Tax Free Bond Fund
                                     [LOGO]
                    Current income exempt from federal income tax and the
Fundamental         personal income taxes imposed by the State of Ohio and
Objective           Ohio municipalities.

Principal           Under normal market conditions, the Fund invests at least
Investment          80% of net assets in municipal securities which pay
Strategies          interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.
                    At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

                    Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                    In addition, because limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

            Fifth Third Ohio Tax Free Bond Fund
                                     [LOGO]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Municipal Bond
Index ("LBMBI")
is an unmanaged
index that
generally is
representative of
municipal bonds
with intermediate
maturities.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                 [GRAPH]

Year-by-Year Total Returns as of 12/31 For Institutional Shares*
1990     5.70%
1991     9.46%
1992     6.24%
1993     6.71%
1994    -4.01%
1995    13.72%
1996     3.48%
1997     6.92%
1998     5.61%
1999    -2.94%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                -------------------------

                          Best quarter:    Q1 1995  5.53%
                          Worst quarter:   Q1 1994 -3.78%
                          Year to Date Return (1/1/00 to
                           9/30/00)                 5.28%


                                               ----------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Institutional Shares*      1/1/87     -2.94%       5.22%         4.97%          4.69%
                        -------------------------------------------------------------------
                                                                           (Since 12/31/86)
LBMBI                                 -2.07%       6.91%         6.89%          7.01%

--------------------------------------------------------------------------------
* The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

            Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.

 Shareholder Fees

                                                         Stock Funds--Fee Table
                                                                                          Fifth Third    Fifth
                         Fifth Third    Fifth Third  Fifth Third Fifth Third Fifth Third International   Third
                        Quality Growth Equity Income  Pinnacle    Balanced     Mid Cap      Equity     Technology
                             Fund          Fund         Fund        Fund        Fund         Fund         Fund
Maximum Sales Charge
(Load) Imposed on
Purchases                    None           None         None        None        None         None        None
----------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends         None           None         None        None        None         None        None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                         None           None         None        None        None         None        None
----------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average
net assets)
Management fees             0.80%          0.80%        0.80%       0.80%       0.80%        1.00%       1.00%
----------------------------------------------------------------------------------------------
Distribution (12b-1)
fees                         None           None         None        None        None         None        None
----------------------------------------------------------------------------------------------
Other expenses              0.23%          0.28%        0.27%       0.26%       0.24%        0.45%       0.46%/1/
----------------------------------------------------------------------------------------------
Total Annual Fund/2/
Operating Expenses          1.03%          1.08%        1.07%       1.06%       1.04%        1.45%       1.46%

---------------------------------------------------------
---------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year.

/2/During the last fiscal year, BISYS waived the following Distribution (12b-1)
 Fees and/or Administration Fees: 0.03% for the Quality Growth Fund, 0.06% for the Equity Income Fund, 0.06% for the Balanced Fund, and 0.05% for the Mid Cap Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses
 Shareholder Fees

                                               Bond Funds--Fee Table
                               Fifth Third                      Fifth Third    Fifth Third   Fifth Third
                              Bond Fund for    Fifth Third    U.S. Government Municipal Bond Ohio Tax Free
                                 Income     Quality Bond Fund Securities Fund      Fund        Bond Fund
Maximum Sales Charge
(Load) Imposed on
Purchases                None      None            None             None           None
----------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None      None            None             None           None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                     None      None            None             None           None
----------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average
net assets)
Management fees         0.55%     0.55%           0.55%            0.55%          0.55%
----------------------------------------------------------------------------------------------
Distribution (12b-1)
fees                     None      None            None             None           None
----------------------------------------------------------------------------------------------
Other expenses          0.25%     0.29%           0.39%            0.30%          0.25%
----------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses      0.80%     0.84%           0.94%            0.85%          0.80%
----------------------------------------------------------------------------------------------

---------------------------------------------------------

/1/During the last fiscal year Fifth Third Bank waived the following Management
  Fees: 0.12% for the U.S. Government Securities Fund. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees: 0.04% for the Bond Fund for Income, 0.09% for the Quality Bond Fund, 0.10% for the U.S. Government Securities Fund, 0.10% for the Municipal Bond Fund, and 0.04% for the Ohio Tax Free Bond Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses
Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Stock Funds

             Fifth Third            1     3     5     10
             Quality Growth Fund   Year Years Years Years
               -------------------------------------------
             Institutional Shares  $105 $328  $569  $1,259
               -------------------------------------------

             Fifth Third Equity     1     3     5     10
             Income Fund           Year Years Years Years
               -------------------------------------------
             Institutional Shares  $110 $343  $595  $1,317
               -------------------------------------------

             Fifth Third Pinnacle   1     3     5     10
             Fund                  Year Years Years Years
               -------------------------------------------
             Institutional Shares  $109 $340  $590  $1,306
               -------------------------------------------

             Fifth Third Balanced   1     3     5     10
             Fund                  Year Years Years Years
               -------------------------------------------
             Institutional Shares  $108 $337  $585  $1,294
               -------------------------------------------

             Fifth Third Mid Cap    1     3     5     10
             Fund                  Year Years Years Years
               -------------------------------------------
             Institutional Shares  $106 $331  $574  $1,271
               -------------------------------------------

             Fifth Third
             International Equity   1     3     5     10
             Fund                  Year Years Years Years
               -------------------------------------------
             Institutional Shares  $148 $459  $792  $1,735
               -------------------------------------------

             Fifth Third            1     3
             Technology Fund       Year Years
               -------------------------------------------
             Institutional Shares  $149 $462
               -------------------------------------------


Bond Funds

             Fifth Third Bond       1     3     5     10
             Fund For Income       Year Years Years Years
               -------------------------------------------
             Institutional Shares   $82 $255  $444    $990
               -------------------------------------------

             Fifth Third Quality    1     3     5     10
             Bond Fund             Year Years Years Years
               -------------------------------------------
             Institutional Shares   $86 $268  $466  $1,037
               -------------------------------------------

             Fifth Third U.S.
             Government             1     3     5     10
             Securities Fund       Year Years Years Years
               -------------------------------------------
             Institutional Shares   $96 $300  $520  $1,155
               -------------------------------------------

             Fifth Third            1     3     5     10
             Municipal Bond Fund   Year Years Years Years
               -------------------------------------------
             Institutional Shares   $87 $271  $471  $1,049
               -------------------------------------------

             Fifth Third Ohio Tax   1     3     5     10
             Free Bond Fund        Year Years Years Years
               -------------------------------------------
             Institutional Shares   $82 $255  $444    $990
               -------------------------------------------

            Additional Information About the Funds' Investments
          A

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                        FUND CODE
---------                        ---------
Quality Growth Fund                   1
Equity Income Fund                    2
Pinnacle Fund                         3
Balanced Fund                         4
Mid Cap Fund                          5
International Equity Fund             6
Technology Fund                       7
Bond Fund for Income                  8
Quality Bond Fund                     9
U.S. Government Securities Fund      10
Municipal Bond Fund                  11
Ohio Tax Free Bond Fund              12

              INSTRUMENT                      FUND CODE          RISK TYPE
              ----------                      ---------          ---------
American Depositary Receipts (ADRs):           1, 3-7        Market
ADRs are foreign shares of a company                         Political
held by a U.S. bank that issues a                            Foreign Investment
receipt evidencing ownership.

Asset-Backed Securities: Securities         1, 4, 5, 8, 9    Pre-payment
secured by company receivables, home                         Market
equity loans, truck and auto loans,                          Credit
leases, credit card receivables and                          Interest Rate
other securities backed by other types                       Regulatory
of receivables or other assets.                              Liquidity

Bankers' Acceptances: Bills of exchange  1, 2, 4, 5, 7-9, 11 Credit
or time drafts drawn on and accepted by                      Liquidity
a commercial bank. Maturities are                            Market
generally six months or less.                                Interest Rate

Bonds: Interest-bearing or discounted                        Market
securities that obligate the issuer to                       Credit
pay the bondholder a specified sum of                        Interest Rate
money, usually at specific intervals,
and to repay the principal amount of
the loan at maturity.
 Corporate:                                     1-11
  Government:                               1, 2-6, 8-11

Call and Put Options: A call option             1-10         Management
gives the buyer the right to buy, and                        Liquidity
obligates the seller of the option to                        Credit
sell, a security at a specified price.                       Market
A put option gives the buyer the right                       Leverage
to sell, and obligates the seller of
the option to buy a security at a
specified price.

Certificates of Deposit: Negotiable       1, 2, 4, 5, 7-11   Market
instruments with a stated maturity.                          Credit
                                                             Liquidity
                                                             Interest Rate

Collateralized Mortgage Obligations:           4, 8-10       Pre-Payment/Call
Mortgage-backed bonds that separate                          Interest Rate
mortgage pools into different maturity
classes.

            Additional Information About the Funds' Investments

               INSTRUMENT                     FUND CODE          RISK TYPE
               ----------                     ---------          ---------

Commercial Paper: Secured and unsecured     1, 6-9, 11, 12   Credit
short-term promissory notes issued by                        Liquidity
corporations and other entities.                             Market
Maturities generally vary from a few                         Interest Rate
days to nine months.

Common Stock: Shares of ownership of a           1-7         Market
company.

Convertible Securities: Bonds or                 1-7         Market
preferred stock that convert to common                       Credit
stock.

Derivatives: Instruments whose value is          1-12        Management
derived from an underlying contract,                         Market
index or security, or any combination                        Credit
thereof, including futures, options                          Liquidity
(e.g., put and calls), options on                            Leverage
futures, swap agreements, and some                           Interest Rate
mortgage-backed securities.
Foreign Currency Transactions: Foreign            6          Foreign Investment
currency transactions include forward                        Market
foreign currency exchange contracts,                         Political
foreign currency options, and foreign
currency futures transactions.

Foreign Securities: Stocks issued by        1, 2, 4-9, 11    Market
foreign companies, as well as commercial                     Political
paper of foreign issuers and obligations                     Liquidity
of foreign banks, overseas branches of                       Foreign Investment
U.S. banks and supranational entities.

Futures and Related Options: A contract          1-12        Management
providing for the future sale and                            Market
purchase of a specified amount of a                          Credit
specified security, class of securities,                     Liquidity
or an index at a specified time in the                       Leverage
future and at a specified price.

High-Yield/High-Risk/Debt Securities:            8-11        Credit
High-yield/ high-risk/debt securities                        Market
are securities that are rated below                          Liquidity
investment grade by the primary rating                       Interest Rate
agencies (e.g., BB or lower by Standard
& Poor's and Ba or lower by Moody's).
These securities are considered
speculative and involve greater risk of
loss than investment grade debt
securities. Other terms commonly used to
describe such securities include "lower
rated bonds," "non-investment grade
bonds" and "junk bonds."

Illiquid Securities: Securities which            1-12        Liquidity
may be difficult to sell at an                               Market
acceptable price.

Investment Company Securities: Shares of       1, 4-12       Market
investment companies. These investment
companies may include money market funds
of Fifth Third Funds and shares of other
registered investment companies for
which the Adviser to a Fund or any of
their affiliates serves as investment
adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing  1, 5, 8, 9, 11, 12 Market
or discounted government or corporate                        Credit
securities that obligate the issuer to
pay the bondholder a specified sum of
money, usually at specific intervals,
and to repay the principal amount of the
loan at maturity. Investment grade bonds
are those rated BBB or better by S&P or
Baa or better by Moody's or similarly
rated by other nationally recognized
statistical rating organizations, or, if
not rated, determined to be of
comparable quality by the Adviser.

            Additional Information About the Funds' Investments

                    INSTRUMENT                        FUND CODE     RISK TYPE
                    ----------                        ---------     ---------

Money Market Instruments: Investment-grade, U.S.       1, 3-12    Market
dollar denominated debt securities that have                      Credit
remaining maturities of one year or less. These
securities may include U.S. government
obligations, commercial paper and other short-term
corporate obligations, repurchase agreements
collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances, and
other financial institution obligations. These
securities may carry fixed or variable interest
rates.

Mortgage-Backed Securities: Debt obligations        1, 4, 5, 8-10 Pre-payment
secured by real estate loans and pools of loans.                  Market
These include collateralized mortgage obligations                 Credit
and real estate mortgage investment conduits.                     Regulatory

Municipal Securities: Securities issued by a state     11, 12     Market
or political subdivision to obtain funds for                      Credit
various public purposes. Municipal securities                     Political
include (a) governmental lease certificates of                    Tax
participation issued by state or municipal                        Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; (b) government lease certificates
purchased by the Fund will not contain
nonappropriation clauses; (c) municipal notes and
tax-exempt commercial paper; (d) serial bonds; (e)
tax anticipation notes sold to finance working
capital needs of municipalities in anticipation of
receiving taxes at a later date; (f) bond
anticipation notes sold in anticipation of the
issuance of long-term bonds in the future; (g)
pre-refunded municipal bonds whose timely payment
of interest and principal is ensured by an escrow
of U.S. government obligations; and (h) general
obligation bonds.

Participation Interests: Interests in bank loans       11, 12     Interest Rate
made to corporations.                                             Credit
                                                                  Liquidity

Preferred Stocks: Preferred Stocks are equity          4, 6, 7    Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and liquidation.
Preferred stock generally does not carry voting
rights.

Repurchase Agreements: The purchase of a security       1-12      Market
and the simultaneous commitment to return the                     Leverage
security to the seller at an agreed upon price on
an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered        1-12      Liquidity
under the Securities Act of 1933, such as                         Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a             1-12      Market
security and the simultaneous commitment to buy                   Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%        1-12      Market
of the Fund's total assets. In return the Fund                    Leverage
will receive cash, other securities, and/or                       Liquidity
letters of credit.                                                Credit

Short-Term Trading: The sale of a security soon         1-12      Market
after its purchase. A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

            Additional Information About the Funds' Investments

                 INSTRUMENT                        FUND CODE        RISK TYPE
                 ----------                        ---------        ---------

Stock-Index Options: A security that                 1-12         Management
combines features of options with securities                      Market
trading using composite stock indices.                            Credit

Time Deposits: Non-negotiable receipts        1, 2, 4, 5, 7-9, 11 Liquidity
issued by a bank in exchange for the deposit                      Credit
of funds.                                                         Market

U.S. Government Agency Securities:                   1-12         Interest Rate
Securities issued by agencies and                                 Credit
instrumentalities of the U.S. government.
These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

U.S. Treasury Obligations: Bills, notes,             1-12         Interest Rate
bonds, separately traded registered interest
and principal securities, and coupons under
bank entry safekeeping.

Variable and Floating Rate Instruments:         4, 8, 9, 11, 12   Credit
Obligations with interest rates which are                         Liquidity
reset daily, weekly, quarterly or some other                      Market
period and which may be payable to the Fund
on demand.

Warrants: Securities, typically issued with        1, 2, 4-7      Market
preferred stock or bonds, that give the                           Credit
holder the right to buy a proportionate
amount of common stock at a specified price.

When-Issued and Delayed Delivery                     1-12         Market
Transactions: Purchase or contract to                             Leverage
purchase securities at a fixed price for                          Liquidity
delivery at a future date. Under normal                           Credit
market conditions, when-issued purchases and
forward commitments will not exceed 20% of
the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations:             7          Market
U.S. dollar denominated bonds issued by                           Credit
foreign corporations or governments.                              Interest Rate
Sovereign bonds are those issued by the
government of a foreign country.
Supranational bonds are those issued by
supranational entities, such as the World
Bank and European Investment Bank. Canadian
bonds are those issued by Canadian
provinces.

Investment Risks
A

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

            Additional Information About the Funds' Investments

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

            Additional Information About the Funds' Investments

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

            Fund Management
Investment Advisors and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 2000, Fifth Third Bank had approximately $22.2 billion of assets under management, including approximately $5.3 billion of assets of Fifth Third Funds. As of September 30, 2000, Heartland had approximately $1.9 billion of assets under management, including approximately $98 million of assets held by mutual funds. As of September 30, 2000, MSDW, together with its affiliated institutional asset management companies, had approximately $177.5 billion of assets under management, including approximately $58.8 billion of assets held by mutual funds (including sub-advisory relationships).

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2000 are as follows:

                                             As a percentage of
                                             average net assets
---------------------------------------------------------------
Fifth Third Quality Growth Fund                    0.80%
---------------------------------------------------------------
Fifth Third Equity Income Fund                     0.80%
---------------------------------------------------------------
Fifth Third Pinnacle Fund                          0.80%
---------------------------------------------------------------
Fifth Third Balanced Fund                          0.80%
---------------------------------------------------------------
Fifth Third Mid Cap Fund                           0.80%
---------------------------------------------------------------
Fifth Third International Equity Fund              1.00%*
---------------------------------------------------------------
Fifth Third Technology Fund                        1.00%
---------------------------------------------------------------
Fifth Third Bond Fund For Income                   0.55%
---------------------------------------------------------------
Fifth Third Quality Bond Fund                      0.55%
---------------------------------------------------------------
Fifth Third U.S. Government Securities Fund        0.43%
---------------------------------------------------------------
Fifth Third Municipal Bond Fund                    0.55%
---------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund                0.55%
---------------------------------------------------------------

* Fifth Third Bank paid 0.45% of this fee to MSDW for its services as investment subadvisor.

Portfolio Managers

Fifth Third Bank

 Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of

            Fund Management
Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

 Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing form Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's asset allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.

            Fund Management

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services, at an annual rate of 0.035% of the average aggregate daily net assets of all the Funds.

            Shareholder Information
Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds usually is determined using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Minimum
Investments

                    The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

            Shareholder Information
Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information
Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional
shares of any
other Fifth Third
Fund. No
transaction fees
are charged for
exchanges. Be
sure to read the
Prospectus
carefully of any
Fund into which
you wish to
exchange shares.

                     To exchange your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-888-799-5353.

                     Notes on Exchanges

                     To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

You must meet the
minimum
investment
requirements for
the Fund into
which you are
exchanging.
Exchanges from
one Fund to
another are
taxable for
investors subject
to federal or
state income
taxation.

                     Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

                     The Exchange Privilege may be changed or eliminated at any time.

                     The exchange privilege is available only in states where shares of the Funds may be sold.

                     All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

            Shareholder Information
Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

            Shareholder Information

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company
(PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended July 31, 2000 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP (except for the Pinnacle Fund for the period prior to July 31, 1998, which was audited by other independent accountants).

                                                 Fifth Third Quality Growth Fund
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period               $  23.37       $  19.45
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                         (0.02)         (0.02)
 Net realized and unrealized gains/(losses) from
  investments                                          4.06           5.89
-------------------------------------------------------------------------------
 Total from investment operations                      4.04           5.87
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                    -              -
 Net realized gain on investments                     (1.17)         (1.95)
-------------------------------------------------------------------------------
 Total distributions                                  (1.17)         (1.95)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value, end of period                     $  26.24       $  23.37
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return (excludes sales charge)                  17.82%         32.08% (a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          1.00%          1.00% (b)
 Net investment income/(loss)                         (0.10%)        (0.10%)(b)
 Expense waiver/reimbursement(c)                       0.03%          0.05% (b)
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                $814,820       $583,753
 Portfolio turnover(d)                                   21%            34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                  Fifth Third Equity Income Fund
                                                            Institutional Shares

                                         Year Ended    Period Ended
                                        July 31, 2000 July 31, 1999*
Per share data                          ------------- --------------
Net asset value, beginning of period      $  15.19       $  14.79
---------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                 0.21           0.25
 Net realized and unrealized gains from
  investments                                (1.11)          1.86
---------------------------------------------------------------------
 Total from investment operations            (0.90)          2.11
---------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.21)         (0.26)
 In excess of net investment income              -              -
 Net realized gain on investments            (0.86)         (1.45)
---------------------------------------------------------------------
 Total distributions                         (1.07)         (1.71)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net asset value, end of period            $  13.22       $  15.19
---------------------------------------------------------------------
---------------------------------------------------------------------
Total return (excludes sales charge)         (5.96%)        14.63%(a)
---------------------------------------------------------------------
---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                 1.02%          1.07%(b)
 Net investment income                        1.54%          1.63%(b)
 Expense waiver/reimbursement(c)              0.06%          0.05%(b)
---------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)       $100,007       $148,525
 Portfolio turnover(d)                          37%            69%
---------------------------------------------------------------------
---------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                  Fifth Third Pinnacle Fund
                                                            Institutional Shares

                                         Year Ended    Period Ended
                                        July 31, 2000 July 31, 1999*
Per share data                          ------------- --------------
Net asset value, beginning of period       $ 37.28       $ 31.26
---------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                (0.09)        (0.06)
 Net realized and unrealized gains from
  investments                                 1.59          6.71
---------------------------------------------------------------------
 Total from investment operations             1.50          6.65
---------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                           -             -
 Net realized gain on investments            (0.55)        (0.63)
---------------------------------------------------------------------
 Total distributions                         (0.55)        (0.63)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net asset value, end of period             $ 38.23       $ 37.28
---------------------------------------------------------------------
---------------------------------------------------------------------
Total return (excludes sales charge)          4.07%        21.53% (a)
---------------------------------------------------------------------
---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                 1.07%         1.21% (b)
 Net investment income/(loss)                (0.23%)       (0.24%)(b)
 Expense waiver/reimbursement(c)              0.00%         0.01% (b)
---------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)        $58,939       $61,943
 Portfolio turnover(d)                          53%           51%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                       Fifth Third Balanced Fund
                                                            Institutional Shares

                                         Year Ended    Period Ended
                                        July 31, 2000 July 31, 1999*
Per share data                          ------------- --------------
Net asset value, beginning of period      $  16.13       $  14.60
---------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.23           0.22
 Net realized and unrealized gains from
  investments                                 2.60           2.27
---------------------------------------------------------------------
 Total from investment operations             2.83           2.49
---------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.23)         (0.22)
 Net realized gain on investments            (1.34)         (0.74)
---------------------------------------------------------------------
 Total distributions                         (1.57)         (0.96)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net asset value, end of period            $  17.39       $  16.13
---------------------------------------------------------------------
---------------------------------------------------------------------
Total return (excludes sales charge)         18.60%         17.63%(a)
---------------------------------------------------------------------
---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                 1.00%          1.00%(b)
 Net investment income/(loss)                 1.55%          1.54%(b)
 Expense waiver/reimbursement(c)              0.06%          0.04%(b)
---------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)       $171,923       $139,616
 Portfolio turnover(d)                         122%           128%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                        Fifth Third Mid Cap Fund
                                                            Institutional Shares

                                             Year Ended     Period Ended
                                            July 31, 2000  July 31, 1999*
Per share data                              -------------  --------------
Net asset value, beginning of period         $    15.87      $    15.40
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                     (0.04)          (0.04)
 Net realized and unrealized gains/(losses)
  from investments                                 4.63            1.95
----------------------------------------------------------------------------
 Total from investment operations                  4.59            1.91
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                -               -
 In excess of net investment income                   -               -
 Net realized gains                               (1.18)          (1.44)
----------------------------------------------------------------------------
 Total distributions                              (1.18)          (1.44)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period               $    19.28      $    15.87
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)              30.65%          13.13% (a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                      0.99%           0.97% (b)
 Net investment income/(loss)                     (0.26%)         (0.26%)(b)
 Expense waiver/reimbursement(c)                   0.05%           0.07% (b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)            $242,641        $191,987
 Portfolio turnover(d)                               42%             49%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                           Fifth Third International Equity Fund
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period               $  12.80       $  10.50
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                          0.07           0.09
 Net realized and unrealized gains/(losses) from
  investments                                          1.01           2.52
------------------------------------------------------------------------------
 Total from investment operations                      1.08           2.61
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                    -          (0.14)
 In excess of net investment income                       -          (0.10)
 Net realized gains                                   (1.18)         (0.07)
------------------------------------------------------------------------------
 Total distributions                                  (1.18)         (0.31)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period                     $  12.70       $  12.80
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return (excludes sales charge)                   8.29%         25.02%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          1.45%          1.50%(b)
 Net investment income/(loss)                          0.55%          0.67%(b)
 Expense waiver/reimbursement(c)                       0.00%          0.00%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                $208,383       $172,388
 Portfolio turnover(d)                                   86%            42%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                     Fifth Third Technology Fund
                                                            Institutional Shares

                                                              Period Ended
                                                             July 31, 2000*
Per share data                                               --------------
Net asset value, beginning of period                            $ 20.00
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                            (0.03)
 Net realized and unrealized gains/(losses) from investments      (0.76)
----------------------------------------------------------------------------
 Total from investment operations                                 (0.79)
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                -
 In excess of net investment income                                   -
 Net realized gain on investments                                     -
----------------------------------------------------------------------------
 Total distributions                                                  -
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period                                  $ 19.21
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)                              (5.96%)(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                      1.46%(b)
 Net investment income/(loss)                                     (0.79%)(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                             $55,188
 Portfolio turnover(c)                                               11%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

            Financial Highlights
          A
                                                Fifth Third Bond Fund For Income
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period               $  11.70       $  12.27
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                          0.68           0.56
 Net realized and unrealized gains/(losses) from
  investments                                         (0.21)         (0.30)
------------------------------------------------------------------------------
 Total from investment operations                      0.47           0.26
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (0.67)         (0.62)
 In excess of net investments                             -              -
 Net realized gains                                       -          (0.21)
------------------------------------------------------------------------------
 Total distributions                                  (0.67)         (0.83)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period                     $  11.50       $  11.70
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return (excludes sales charge)                   4.09%          2.12%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          0.76%          0.75%(b)
 Net investment income/(loss)                          5.87%          5.12%(b)
 Expense waiver/reimbursement(c)                       0.04%          0.03%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                $190,293       $198,212
 Portfolio turnover(d)                                  185%           104%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                   Fifth Third Quality Bond Fund
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period               $   9.52       $  10.02
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.57           0.48
 Net realized and unrealized gains/(losses) from
  investments                                         (0.14)         (0.38)
------------------------------------------------------------------------------
 Total from investment operations                      0.43           0.10
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (0.57)         (0.49)
 In excess of net investments                             -              -
 Net realized gains                                       -          (0.11)
------------------------------------------------------------------------------
 Total distributions                                  (0.57)         (0.60)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period                     $   9.38       $   9.52
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return (excludes sales charge)                   4.66%          0.88%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          0.75%          0.75%(b)
 Net investment income/(loss)                          6.09%          4.95%(b)
 Expense waiver/reimbursement(c)                       0.09%          0.11%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                $200,882       $133,537
 Portfolio turnover(d)                                  368%           349%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                     Fifth Third U.S. Government Securities Fund
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period                $  9.64       $  9.89
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                          0.51          0.46
 Net realized and unrealized gains/(losses) from
  investments                                         (0.10)        (0.22)
-----------------------------------------------------------------------------
 Total from investment operations                      0.41          0.24
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (0.51)        (0.49)
-----------------------------------------------------------------------------
 Total distributions                                  (0.51)        (0.49)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net asset value, end of period                      $  9.54       $  9.64
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total return (excludes sales charge)                   4.34%         2.43%(a)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          0.72%         0.75%(b)
 Net investment income/(loss)                          5.24%         4.80%(b)
 Expense waiver/reimbursement(c)                       0.22%         0.28%(b)
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                 $45,139       $42,239
 Portfolio turnover(d)                                   46%           93%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                 Fifth Third Municipal Bond Fund
                                                            Institutional Shares

                                             Year Ended      Period Ended
                                            July 31, 2000   July 31, 1999*
Per share data                              -------------   --------------
Net asset value, beginning of period          $  11.77         $  12.30
---------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                     0.48             0.47
 Net realized and unrealized gains/(losses)
  from investments                               (0.22)           (0.32)
---------------------------------------------------------------------------
 Total from investment operations                 0.26             0.15
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                           (0.48)           (0.47)
 In excess of net investment income                  -                -
 Net realized gains                              (0.11)           (0.21)
---------------------------------------------------------------------------
 Total distributions                             (0.59)           (0.68)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net asset value, end of period                $  11.44         $  11.77
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total return (excludes sales charge)              2.37%(a)         1.18%(a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                     0.75%(b)         0.75%(b)
 Net investment income/(loss)                     4.25%(b)         3.79%(b)
 Expense waiver/reimbursement(c)                  0.10%(b)         0.11%(b)
---------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)           $141,407         $114,923
 Portfolio turnover(d)                              84%             110%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                             Fifth Third Ohio Tax Free Bond Fund
                                                            Institutional Shares

                                                  Year Ended    Period Ended
                                                 July 31, 2000 July 31, 1999*
Per share data                                   ------------- --------------
Net asset value, beginning of period               $  10.02       $  10.33
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.41           0.40
 Net realized and unrealized gains/(losses) from
  investments                                         (0.12)         (0.24)
------------------------------------------------------------------------------
 Total from investment operations                      0.29           0.16
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (0.41)         (0.40)
 In excess of net investment income                       -          (0.01)
 Net realized gains                                   (0.02)         (0.06)
------------------------------------------------------------------------------
 Total distributions                                  (0.43)         (0.47)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period                     $   9.88       $  10.02
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return (excludes sales charge)                   3.01%          1.48%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                          0.76%          0.82%(b)
 Net investment income/(loss)                          4.15%          3.81%(b)
 Expense waiver/reimbursement(c)                       0.04%          0.05%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                $166,623       $182,679
 Portfolio turnover(d)                                   26%            47%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Addresses
[CAPTION]

------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                                          Fifth Third Funds
Fifth Third Equity Income Fund                                                           c/o Fifth Third Bank
Fifth Third Pinnacle Fund                                                                38 Fountain Square Plaza
Fifth Third Balanced Fund                                                                Cincinnati, Ohio 45263
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Technology Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor (all Funds except Pinnacle Fund)                                      Fifth Third Bank
                                                                                         38 Fountain Square Plaza
                                                                                         Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor (Pinnacle Fund Only)                                                  Heartland Capital Management, Inc.
                                                                                         251 North Illinois Street
                                                                                         Suite 300
                                                                                         Indianapolis, Indiana 46204

------------------------------------------------------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)                                             Morgan Stanley Dean Witter Investment
                                                                                         Management Inc.
                                                                                         1221 Avenue of the Americas
                                                                                         New York, New York 10020

------------------------------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
  and Sub-Administrator                                                                  Fifth Third Bank
                                                                                         38 Fountain Square Plaza
                                                                                         Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Distributor, Administrator, and Sub-Transfer Agent                                       BISYS Fund Services Limited Partnership
                                                                                         3435 Stelzer Road
                                                                                         Columbus, Ohio 43219

------------------------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                                     Authur Andersen LLP
                                                                                         Suite 1500
                                                                                         425 Walnut Street
                                                                                         Cincinnati, Ohio 45202

------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                            38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone:  1-888-799-5353
                         Internet:  http://www.53.com*

              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov

 .  At no charge from the Commission's Website at http://www.sec.gov.


                           [LOGO] Fifth Third Funds

PROSP-IS&B  11/00                      Investment Company Act file no. 811-5669.

[LOGO] Fifth Third Funds

[ARTWORK]

Fifth Third Funds
Money Market Mutual Funds
Stock and Bond Mutual Funds

Investment A Shares
Investment B Shares
Investment C Shares

Working hard to
build your wealth!

-------------------

  Prospectus
  November 30, 2000

  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

            Fifth Third Funds

            Money Market Mutual Funds

            Stock and Bond Mutual Funds

            Investment A Shares

            Investment B Shares
                                                        Table of Contents
            Investment C Shares

Overview

This section provides important information about each of the money market, stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
------------------------------------------
Government Money Market Fund             2
Prime Money Market Fund                  4
Tax Exempt Money Market Fund             6
Quality Growth Fund                      8
Equity Income Fund                      10
Pinnacle Fund                           12
Balanced Fund                           14
Mid Cap Fund                            16
International Equity Fund               18
Technology Fund                         20
Bond Fund For Income                    22
Quality Bond Fund                       24
U.S. Government Securities Fund         26
Municipal Bond Fund                     28
Ohio Tax Free Bond Fund                 30
Shareholder Fees and Fund Expenses
------------------------------------------
Fee Tables                              32
Expense Examples                        36
Additional Information About the
Funds' Investments
------------------------------------------
                                        40
Fund Management
------------------------------------------
Investment Advisors and Subadvisor      47
Portfolio Managers                      48
Fund Administration                     49
Shareholder Information
------------------------------------------
Purchasing and Selling Fund Shares      50
Purchasing and Adding to Your Shares    50
Selling Your Shares                     53
Exchanging Your Shares                  56
Distribution Arrangements/Sales
Charges                                 57
Dividends and Capital Gains             63
Taxation                                63
Financial Highlights
------------------------------------------
                                        67
Back Cover
------------------------------------------
Where to learn more about Fifth Third
Funds

            Fifth Third Government Money Market Fund

                                                      [LOGO]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be securities issued or guaranteed as to principal or interest by the U.S. Treasury or another U.S. government agency or instrumentality, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

            Fifth Third Government Money Market Fund

                                                      [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [GRAPH]

     Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                1992     3.36%
                                1993     2.69%
                                1994     3.84%
                                1995     5.51%
                                1996     4.96%
                                1997     5.10%
                                1998     4.92%
                                1999     4.40%



                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                  Q2 1995         1.38%
                          Worst quarter:                 Q2 1993         0.65%
                          Year to Date Return (1/1/00 to 9/30/00)        4.13%

                                -------------------------

                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31,1999)

                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     -------------------------------------------------------------------
Investment A Shares     11/25/91    4.40%         4.98%         N/A           4.35%

--------------------------------------------------------------------------------

To obtain current yield information, call 1-888-799-5353.

            Fifth Third Prime Money Market Fund

                          [LOGO]

Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

            Fifth Third Prime Money Market Fund

                                                 [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

                                    [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                 1993    2.69%
                                 1994    3.83%
                                 1995    5.60%
                                 1996    5.04%
                                 1997    5.21%
                                 1998    5.05%
                                 1999    4.53%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:    Q2 1995 1.41%
                          Worst quarter:   Q2 1993 0.65%
                          Year to Date Return (1/1/00 to
                           9/30/00)  4.24%


                                -----------------------------------------------

                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31, 1999)
                                               ----------

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares       8/11/92       4.53%       5.09%         N/A           4.47%
                        ------------------------------------------------------------------
Investment B Shares/1/                  -0.99%      4.04%        4.15%          4.34%
 (with applicable
Contingent Deferred
Sales Charge)

--------------------------------------------------------------------------------
------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

To obtain current yield information, call 1-888-799-5353.

            Fifth Third Tax Exempt

            Money Market Fund

                                                      [LOGO]

Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                    At least 80% of its total assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

            Fifth Third Tax Exempt

            Money Market Fund

                                                      [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [GRAPH]

       Year-by-Year Total Returns as of 12/31 for Investment A Shares/1/

                                 1990   5.14%
                                 1991   3.95%
                                 1992   2.42%
                                 1993   1.81%
                                 1994   2.10%
                                 1995   2.95%
                                 1996   2.72%
                                 1997   2.75%
                                 1998   2.68%
                                 1999   2.79%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q3 1990  1.32%
                          Worst quarter:  Q3 1994  0.45%
                          Year to Date Return (1/1/00 to
                           9/30/00)  2.78%


                                -----------------------------------------------

                                                Average Annual Total Returns
                                                (for the periods ended
                                                December 31, 1999)
                                                ----------------------------

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares/1/      9/7/83     2.79%        2.78%         2.93%          3.66%

--------------------------------------------------------------------------------

To obtain current yield information, call 1-888-799-5353.
------

/1/For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Tax Exempt Money Market Fund.

            Fifth Third Quality Growth Fund

[LOGO]
Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of high quality
Strategies          growth companies.

                    High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


                    An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Quality Growth Fund

                                                      [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [GRAPH]

                                1990     5.12%
                                1991    34.38%
                                1992     8.03%
                                1993    -1.06%
                                1994     0.07%
                                1995    31.59%
                                1996    23.68%
                                1997    32.70%
                                1998    30.05%
                                1999    23.51%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:    Q4 1998   28.18%
                          Worst quarter:   Q3 1990  -11.19%
                          Year to Date Return (1/1/00 to
                           9/30/00)   3.25%
                          ---------------------------------



                                  Average Annual
                                  Total Returns (for
                                  the periods ended
                                  December 31, 1999)
                                  ------------------

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       ---------------------------------------------------------------------------
Investment A Shares      1/1/83          17.95%      27.06%       17.48%          17.58%
(with 4.50% sales
charge)
                       ---------------------------------------------------------------------------
Investment B Shares/1/   1/1/83          17.59%      27.12%       17.14%          17.01%
(with applicable
Contingent
Deferred Sales Charge)
                       ---------------------------------------------------------------------------
Investment C Shares/2/   1/1/83          22.99%      27.41%       17.19%          17.04%
(with applicable
Contingent
Deferred Sales Charge)
                       ---------------------------------------------------------------------------
                                                                             (Since 12/31/82)
S&P 500(R) Index                         21.04%      28.55%       18.20%          18.35%
--------------------------------------------------------------------------------------------------

-------------

/1/ Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

            Fifth Third Equity Income Fund

                                                      [LOGO]
Fundamental         High level of current income consistent with capital
Objective           appreciation.


Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks of U.S. companies
Strategies          with a weighted average market capitalization similar to
                    that of the Standard & Poor's 500 Composite Stock Price
                    Index ("S&P 500 Index") focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $116 million, the largest company a market capitalization of $543 billion, the mean market capitalization was $25.2 billion, and the weighted average market capitalization was $131 billion.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Equity Income Fund

                                                      [LOGO]
Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [GRAPH]

                                 1990   -1.21%
                                 1991   29.07%
                                 1992    4.61%
                                 1993    0.26%
                                 1994   -0.65%
                                 1995   30.73%
                                 1996   16.83%
                                 1997   38.15%
                                 1998   17.82%
                                 1999   -4.87%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                Q2 1997         15.29%
                          Worst quarter:               Q3 1999        -11.45%
                          Year to Date Return (1/1/00 to 9/30/00)    6.52%

                                -------------------------


                                                Average Annual Total Returns
                                                (for the periods ended
                                                December 31, 1999)
                                                ----------------------------

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                      ----------------------------------------------------------------------
Investment A Shares         1/1/83      -9.17%      17.70%       11.62%          14.03%
(with 4.50% sales
charge)
                      ----------------------------------------------------------------------
Investment B Shares/1/      1/1/83      -10.35%     17.68%       11.29%          13.49%
(with applicable
Contingent Deferred
Sales Charge)
                      ----------------------------------------------------------------------
Investment C Shares/2/      1/1/83      -5.37%      17.89%       11.17%          13.32%
(with applicable
Contingent Deferred
Sales Charge)
                      ----------------------------------------------------------------------
                                                                            (Since 12/31/82)
S&P 500(R) Index                        21.04%      28.55%       18.20%          18.35%

--------------------------------------------------------------------------------
------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.

            Fifth Third Pinnacle Fund

                                                      [LOGO]
Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

                    Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

            Fifth Third Pinnacle Fund

                                                 [LOGO]
Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

                                    [GRAPH]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                1990    -3.14%
                                1991    39.87%
                                1992    -0.73%
                                1993     3.31%
                                1994    -1.12%
                                1995    35.40%
                                1996    22.44%
                                1997    35.43%
                                1998    32.83%
                                1999    11.37%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                   Q4 1998  24.87%
Worst quarter:                  Q3 1990 -15.34%
Year to Date Return (1/1/00 to 9/30/00)   -4.82%

Average Annual Total Returns (for the periods ended December 31, 1999)

                       Inception Date Past Year Past 5 Years Past 10 Years Since
                       ---------------------------------------------------------
Investment A Shares/1/       3/4/85      6.34%     25.97%      15.86%    16.41%
(with 4.50% sales charge)
                       ---------------------------------------------------------
Investment B Shares/2/       3/4/85      5.50%     26.04%      15.53%    15.90%
(with applicable
Contingent Deferred
Sales Charge)
                       ---------------------------------------------------------
Investment C Shares/3/       3/4/85     10.80%     25.91%      15.40%    15.82%
(with applicable
Contingent Deferred
Sales Charge)
                       ---------------------------------------------------------
                                                                        (Since
                                                                        2/28/85)
S&P 500(R) Index                        21.04%     28.55%      18.20%    18.46%

--------------------------------------------------------------------------------
--------
/1/For the period prior to March 6, 1998, the quoted performance of the Fund reflects the performance of the Investment A Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Pinnacle Fund.

/2/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/3/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on March 9, 1998.

            Fifth Third Balanced Fund

                                                      [LOGO]
Fundamental         Capital appreciation and income.
Objective

Principal           Under normal market conditions, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                    Significant investments in large companies also create various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Balanced Fund

                                                      [LOGO]


Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [GRAPH]

                                 1990   9.95%
                                 1991  30.13%
                                 1992   9.88%
                                 1993   1.74%
                                 1994  -1.03%
                                 1995  26.53%
                                 1996  14.23%
                                 1997  24.08%
                                 1998  17.87%
                                 1999  15.30%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:              Q4 1998       17.81%
                          Worst quarter:             Q3 1998       -6.36%
                          Year to Date Return (1/1/00 to 9/30/00)  7.46%

                                -------------------------



                                                Average Annual Total Returns
                                                (for the periods ended
                                                December 31, 1999)
                                                ----------------------------

                                                                                Since
                       Inception Date Past Year Past 5 Years Past 10 Years    Inception
                        -------------------------------------------------------------------
Investment A Shares        1/1/83     10.12%       18.41%        13.94%         15.97%
(with 4.50% sales
charge)
                        -------------------------------------------------------------------
Investment B Shares/1      1/1/83     9.38%        18.40%        13.59%         15.40%
/ (with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
Investment C Shares/2      1/1/83     14.82%       18.73%        13.66%         15.46%
/ (with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
                                                                           (Since 12/31/82)
S&P 500(R) Index                      21.04%       28.55%        18.20%         18.35%
                                                                           (Since 12/31/82)
LBAB Index                            -0.83%        7.73%        7.69%           9.50%

--------------------------------------------------------------------------------
------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

            Fifth Third Mid Cap Fund

                                                      [LOGO]
Fundamental
Objective           Growth of capital. Income is a secondary objective.

Principal
Investment          Under normal market conditions, the Fund expects to invest
Strategies          at least 65% of total assets in common stocks of mid cap
                    companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the average market capitalizations of the companies in the Standard & Poor's MidCap 400 Index
                    (generally, between $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest in up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund may also invest in small cap stocks.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                    To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Mid Cap Fund

                                    [LOGO]
Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

                                    [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                 1990    1.84%
                                 1991   46.01%
                                 1992    5.05%
                                 1993    1.38%
                                 1994    1.54%
                                 1995   26.03%
                                 1996   17.59%
                                 1997   32.64%
                                 1998    3.29%
                                 1999   16.77%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Past performance does not indicate how the Fund will perform in the future.


                          Best quarter:                Q4 1999         23.18%
                          Worst quarter:               Q3 1990        -16.52%
                          Year to Date Return (1/1/00 to 9/30/00)   17.81%

                                -------------------------


                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31, 1999)


                          Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       -----------------------------------------------------------------------
Investment A Shares           1/1/85     11.54%       17.75%        13.79%         15.23%
(with 4.50% sales
charge)
                       -----------------------------------------------------------------------
Investment B Shares/1/        1/1/85     10.88%       17.74%        13.48%         14.72%
(with applicable
Contingent Deferred
Sales Charge)
                       -----------------------------------------------------------------------
Investment C Shares/2         1/1/85     16.27%       18.09%        13.53%         14.76%
/ (with applicable
Contingent Deferred
Sales Charge)
                       -----------------------------------------------------------------------
                                                                              (Since 12/31/84)
S&P Mid Cap 400(R) Index                   14.72%     23.05%        17.32%         18.33%

--------------------------------------------------------------------------------
------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

            Fifth Third International Equity Fund

                                                      [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in equity securities of non-U.S.
Strategies          companies. The companies whose securities are represented
                    in the Fund's portfolio are located in at least three countries other than the U.S.

                    The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and
                    (iii) market momentum/technicals.

                    The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI EAFE Index. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country) by investing in "baskets" of common stocks and other equity securities.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

            Fifth Third International Equity Fund

                                                      [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index of common stocks in Europe, Australasia and the Far East.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [GRAPH]

                                 1995   11.29%
                                 1996    8.54%
                                 1997    7.96%
                                 1998   19.34%
                                 1999   25.74%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                            Q4 1999  17.70%
                          Worst quarter:                           Q3 1998 -11.88%
                          Year to Date Return (1/1/00 to 9/30/00)          -12.00%

                                -------------------------


                                                Average Annual Total Returns
                                                (for the periods ended
                                                December 31, 1999)
                                                ----------------------------

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)                    8/18/94      20.10%      13.33%         N/A          11.04%
                        -------------------------------------------------------------------
Investment B Shares/1/
(with applicable
Contingent Deferred
Sales Charge)              8/18/94      19.78%      13.28%         N/A          11.03%
                        -------------------------------------------------------------------
Investment C Shares/2/
(with applicable
Contingent Deferred
Sales Charge)              8/18/94      25.10%      13.90%         N/A          11.57%
                        -------------------------------------------------------------------
                                                                            (Since 8/31/94)
EAFE Index                              27.30%      13.15%         N/A           11.41%

--------------------------------------------------------------------------------
------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

            Fifth Third Technology Fund
                                                      [LOGO]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in the equity securities of U.S. and,
Strategies          to a lesser extent, foreign technology companies.

                    Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers, that have extensively used technological advances to develop new or to improve products or processes.

                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                    . fluctuate in price more widely and rapidly than the
                      market as a whole

                    . underperform other types of stocks or be difficult to
                      sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                    . decline in price due to sector specific developments

                    . be more vulnerable than most stocks to the obsolescence
                      of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

            Fifth Third Technology Fund

                                                                          [LOGO]

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown.

            Fifth Third Bond Fund For Income

[LOGO]
Fundamental         High level of current income.
Objective

Principal
Investment          Under normal market conditions, the Fund invests at least
Strategies          65% of total assets in the following types of investment
                    grade securities: corporate securities, mortgage-backed securities, and securities of the U.S. Treasury and U.S.
                    Government agencies and instrumentalities. At the time of investment, each of those securities has a remaining maturity or average life of 10 years or less and is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 35% of total
                    assets in other securities, such as money market
                    instruments.
Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

            Fifth Third Bond Fund For Income

                                                                          [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [GRAPH]

                                 1990    8.24%
                                 1991   14.62%
                                 1992    6.32%
                                 1993    8.67%
                                 1994   -6.40%
                                 1995   16.95%
                                 1996    1.86%
                                 1997    7.27%
                                 1998    7.40%
                                 1999   -0.80%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                  Q2 1995          5.95%
                          Worst quarter:                 Q2 1994         -3.55%
                          Year to Date Return (1/1/00 to 9/30/00)         5.20%
                          -----------------------------------------------------



                                                Average Annual
                                                Total Returns (for
                                                the periods ended
                                                December 31, 1999)
                                                -------------------

                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       --------------------------------------------------------------------
Investment A Shares        1/1/83      -5.23%      5.38%         5.73%          7.72%
(with 4.50% sales
charge)
                       --------------------------------------------------------------------
Investment C Shares/1/     1/1/83      -1.20%      5.56%         5.28%          7.01%
(with applicable
Contingent Deferred
Sales Charge)
                       --------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBIGC                                   0.39%      7.09%         7.25%           8.76%

--------------------------------------------------------------------------------

/1/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.

            Fifth Third Quality Bond Fund

                                                                          [LOGO]
Fundamental         High current income. Capital growth is a secondary
Objective           objective.


Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. Treasury bills, notes and
Strategies          bonds, securities of U.S. Government agencies and
                    instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's, or in the Baa major rating category by Moody's, or unrated equivalents as determined by the Fund's investment manager.

                    The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

            Fifth Third Quality Bond Fund

                                                                          [LOGO]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                    [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                1990     8.04%
                                1991    14.65%
                                1992     6.00%
                                1993     7.52%
                                1994    -3.90%
                                1995    17.18%
                                1996     1.85%
                                1997     8.20%
                                1998     8.45%
                                1999    -2.34%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                  Q2 1995         5.76%
Worst quarter:                 Q1 1994        -3.16%
Year to Date Return (1/1/00 to 9/30/00)        5.35%

Average Annual Total Returns (for the periods ended December 31, 1999)


                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------------
Investment A Shares
(with 4.50% sales           1/1/83      -6.77%      5.39%         5.84%          7.52%
charge)
                        --------------------------------------------------------------------
Investment B Shares/1/
(with applicable            1/1/83      -7.96%      5.22%         5.53%          7.01%
Contingent Deferred
Sales Charge)
                        --------------------------------------------------------------------
Investment C Shares/2/
(with applicable            1/1/83      -2.72%      5.65%         5.56%          7.03%
Contingent Deferred
Sales Charge)
                        --------------------------------------------------------------------
                                                                            (Since 12/31/82)
LBAB                                    -0.83%      7.73%         7.69%          9.50%

--------------------------------------------------------------------------------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

            Fifth Third
            U.S. Government Securities Fund
                                                                          [LOGO]
Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in U.S. government securities. At the
Strategies          time of investment each of those securities has a
                    remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                    U.S. government securities are debt securities issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government and obligations issued by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac).

                    U.S. Treasury securities are debt obligations of the U.S. government, and are backed by the U.S. government's full faith and credit of the U.S. government. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as the
 An investment in   tendency of bond prices to fall when interest rates rise
 the Fund is not    and the risk of an issuer defaulting on its obligations of
 a deposit of       paying principal and interest.
 Fifth Third Bank
 or any other       Generally, the price of a bond moves in the opposite
 bank and is not    direction from interest rates. New bonds issued after a
 insured or         rise in rates offer higher yields to investors. An
 guaranteed by      existing bond with a lower yield can appear attractive to
 the FDIC or any    investors by selling it at a lower price. This process
 other government   works in reverse as well; as interest rates fall, the
 agency.            price of a bond tends to increase.

            Fifth Third
            U.S. Government Securities Fund
                                                                          [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

                                    [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                 1990    8.45%
                                 1991    9.51%
                                 1992    5.27%
                                 1993    6.19%
                                 1994   -2.18%
                                 1995   13.01%
                                 1996    2.45%
                                 1997    7.14%
                                 1998    7.38%
                                 1999    0.02%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Past performance
does not indicate         Best quarter:              Q2 1995        4.49%
how the Fund will         Worst quarter:             Q1 1994       -1.99%
perform in the            Year to Date Return (1/1/00 to 9/30/00)  5.43%
future.

                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31, 1999)

                        Inception Date Past Year Past 5 Years Past 10  Years  Since Inception
                        ----------------------------------------------------------------------
Investment A Shares
(with 4.50% sales       1/1/86           -4.47%      4.94%         5.15%            5.47%
charge)
                        ----------------------------------------------------------------------
Investment C Shares/1/
(with applicable        1/1/86           -0.57%      5.11%         4.85%            5.02%
Contingent Deferred
Sales Charge)
                        ----------------------------------------------------------------------
                                                                              (Since 12/31/85)
LBIGBI                                   0.50%       6.93%         7.10%            7.60%

--------------------------------------------------------------------------------

/1/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

            Fifth Third Municipal Bond Fund

                                                                          [LOGO]
Fundamental         High level of current income that is exempt from federal
Objective           regular income taxes.


Principal           Under normal market conditions, the Fund invests at least
Investment          80% of total assets in municipal securities, which pay
Strategies          interest that is exempt from federal income tax. The
                    securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade.
                    Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or unrated equivalents as determined by the Fund's investment manager.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.
                     Generally, the price of a bond moves in the opposite
                    direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

            Fifth Third Municipal Bond Fund

                                                                          [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


                                   [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares


                               1990      6.89%
                               1991      8.60%
                               1992      6.25%
                               1993      6.76%
                               1994     -2.30%
                               1995      9.68%
                               1996      3.26%
                               1997      6.88%
                               1998      5.57%
                               1999     -3.58%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Past performance
does not indicate
how the Fund will
perform in the
future.                   Best quarter:                Q4 1990         4.25%
                          Worst quarter:               Q1 1994        -3.12%
                          Year to Date Return (1/1/00 to 9/30/00)    4.62%

                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31, 1999)*

                     Inception Date Past Year Past 5 Years Past 10  Years  Since Inception
                       --------------------------------------------------------------------
Investment A Shares
(with 4.50% sales    1/1/83           -7.94%      3.31%         4.23%            6.21%
charge)
                       --------------------------------------------------------------------
                                                                           (Since 12/31/82)
LBMBI                                 -2.07%      6.91%         6.89%            8.69%

--------------------------------------------------------------------------------

* Performance information is not shown for Investment C shares because, as of the date of this Prospectus, no assets were invested in Investment C shares.

            Fifth Third Ohio Tax Free Bond Fund

[LOGO]

Fundamental         Current income exempt from federal income tax and the
Objective           personal income taxes imposed by the State of Ohio and
                    Ohio municipalities.

Principal
Investment          Under normal market conditions, the Fund invests at least
Strategies          80% of net assets in municipal securities which pay
                    interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.
                    At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                    Poor's or in the Baa major rating category by Moody's, or unrated equivalents as determined by the Fund's investment manager.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

 An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                     Generally, the price of a bond moves in the opposite
                    direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

                    Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                    In addition, because limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

            Fifth Third Ohio Tax Free Bond Fund
                                                                          [LOGO]
Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of municipal bonds with intermediate maturities.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

                                    [GRAPH]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares


                                1990     5.70%
                                1991     9.46%
                                1992     6.24%
                                1993     6.71%
                                1994    -4.01%
                                1995    13.72%
                                1996     3.48%
                                1997     6.92%
                                1998     5.50%
                                1999    -3.17%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Past performance
does not indicate
how the Fund will
perform in the
future.                   Best quarter:                Q1 1995         5.53%
                          Worst quarter:               Q1 1994        -3.78%
                          Year to Date Return (1/1/00 to 9/30/00)    5.18%


                                                Average Annual Total Returns
                                                (for the periods ended December
                                                31, 1999)

                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------------
Investment A Shares
(with 4.50% sales       1/1/87           -7.52%      4.18%        4.45%           4.30%
charge)
                        --------------------------------------------------------------------
Investment B Shares/1/
(with applicable        1/1/87           -8.66%      4.04%        4.15%           3.88%
Contingent Deferred
Sales Charge)
                        --------------------------------------------------------------------
Investment C Shares/2/
(with applicable        1/1/87           -3.55%      4.44%        4.19%           3.90%
Contingent Deferred
Sales Charge)
                        --------------------------------------------------------------------
                                                                            (Since 12/31/86)
LBMBI                                    -2.07%      6.91%        6.89%           7.01%

--------------------------------------------------------------------------------

/1/Because Investment B shares commenced operations on 10/11/00 and therefore do not have a performance history, the performance for Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

            Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares or Investment B Shares of the Money Market Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.

Shareholder Fees

                        Money Market Funds--Fee Table
                              Fifth Third  Fifth Third    Fifth Third
                               Government  Prime Money     Tax Exempt
                              Money Market   Market       Money Market
                                  Fund        Fund            Fund
                          A        A         B        A
Maximum Sales Charge
(Load) Imposed on
Purchases                None     None      None     None
----------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None     None      None     None
----------------------------------------------------------------------
Maximum Deferred Sales
Load/1/                  None     None     5.00%     None
----------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees         0.40%    0.40%     0.40%    0.50%
----------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25%    0.25%     1.00%    0.25%
----------------------------------------------------------------------
Other expenses          0.24%    0.22%     0.23%/2/ 0.33%
----------------------------------------------------------------------
Total Annual Fund
Operating Expenses/3/   0.89%    0.87%     1.63%    1.08%
----------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year Fifth Third Bank waived the following Management Fees for the Investment A shares: 0.02% for the Prime Money Market Fund and 0.50% for the Tax Exempt Money Market Fund. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: 0.07% for the Government Money Market Fund, 0.08% Prime Money Market Fund, and 0.20% for the Tax Exempt Money Market Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                Stock Funds--Fee Table
                                 Fifth Third          Fifth Third          Fifth Third       Fifth Third
                               Quality Growth        Equity Income          Pinnacle          Balanced
                                    Fund                 Fund                 Fund              Fund
                          A     B        C     A     B        C     A     B        C     A     B        C
Maximum Sales Charge
(Load) Imposed on
Purchases               4.50%  None     None 4.50%  None     None 4.50%  None     None 4.50%  None     None
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None  None     None  None  None     None  None  None     None  None  None     None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load/1/                  None 5.00%    1.00%  None 5.00%    1.00%  None 5.00%    1.00%  None 5.00%    1.00%
-----------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (as a
percentage of average
net assets)
Management fees         0.80% 0.80%    0.80% 0.80% 0.80%    0.80% 0.80% 0.80%    0.80% 0.80% 0.80%    0.80%
-----------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25% 1.00%    0.75% 0.25% 1.00%    0.75% 0.25% 1.00%    0.75% 0.25% 1.00%    0.75%
-----------------------------------------------------------------------------------------------------------
Other expenses          0.23% 0.24%/2/ 0.48% 0.28% 0.32%/2/ 0.53% 0.27% 0.38%/2/ 0.52% 0.26% 0.29%/2/ 0.51%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/3/   1.28% 2.04%    2.03% 1.33% 2.12%    2.08% 1.32% 2.18%    2.07% 1.31% 2.09%    2.06%
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: 0.03% for the Quality Growth Fund, 0.06% for the Equity Income Fund, and 0.06% for the Balanced Fund. BISYS also waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: 0.28% for the Quality Growth Fund, 0.31% for the Equity Income Fund, 0.25% for the Pinnacle Fund, and 0.31% for the Balanced Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses

                                       Stock Funds--Fee Table
                                                      Fifth Third          Fifth Third
                                 Fifth Third         International         Technology
                                Mid Cap Fund          Equity Fund             Fund
                          A     B        C     A     B        C     A        B        C
Maximum Sales Charge
(Load) Imposed on
Purchases               4.50%  None     None 4.50%  None     None 4.50%     None     None
--------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None  None     None  None  None     None  None     None     None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load/1/                  None 5.00%    1.00%  None 5.00%    1.00%  None    5.00%    1.00%
--------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (as a
percentage of average
net assets)
Management fees         0.80% 0.80%    0.80% 1.00% 1.00%    1.00% 1.00%    1.00%    1.00%
--------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25% 1.00%    0.75% 0.25% 1.00%    0.75% 0.25%    1.00%    0.75%
--------------------------------------------------------------------------------------------
Other expenses          0.24% 0.34%/2/ 0.49% 0.45% 0.45%/2/ 0.70% 0.46%/2/ 0.46%/2/ 0.71%/2/
--------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/3/   1.29% 2.14%    2.04% 1.70% 2.45%    2.45% 1.71%    2.46%    2.46%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.


/3/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment A shares: 0.05% for the Mid Cap Fund. BISYS also waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: 0.30% for the Mid Cap Fund, and 0.23% for the International Equity Fund.

            Shareholder Fees and Fund Expenses

                                                    Bond Funds--Fee Table
                              Fifth Third                                                     Fifth Third
                               Bond Fund     Fifth Third         Fifth Third    Fifth Third    Ohio Tax
                                  for       Quality Bond       U.S. Government Municipal Bond    Free
                                Income          Fund           Securities Fund      Fund       Bond Fund
                          A     C     A     B        C     A      C       A       C       A     B        C
Maximum Sales Charge
 (Load) Imposed on
 Purchases              4.50%  None 4.50%  None     None 4.50%    None   4.50%     None 4.50%  None     None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends    None  None  None  None     None  None    None    None     None  None  None     None
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Load/1/                 None 1.00%  None 5.00%    1.00%  None   1.00%    None    1.00%  None 5.00%    1.00%
------------------------------------------------------------------------------------------------------------
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets)
Management fees         0.55% 0.55% 0.55% 0.55%    0.55% 0.55%   0.55%   0.55%    0.55% 0.55% 0.55%    0.55%
------------------------------------------------------------------------------------------------------------
Distribution/Service
 (12b-1) fees           0.25% 0.75% 0.25% 1.00%    0.75% 0.25%   0.75%   0.25%    0.75% 0.25% 1.00%    0.75%
------------------------------------------------------------------------------------------------------------
Other expenses          0.25% 0.47% 0.29% 0.29%/2/ 0.53% 0.39%   0.62%   0.31% 0.56%/2/ 0.25% 0.41%/2/ 0.51%
------------------------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses/3/  1.05% 1.77% 1.09% 1.84%    1.83% 1.19%   1.92%   1.11%    1.86% 1.05% 1.96%    1.81%
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ During the last fiscal year Fifth Third Bank waived the following Management Fees: 0.12% for the U.S. Government Securities Fund Investment A shares and 0.12% for the U.S. Government Securities Fund Investment C shares. BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for Investment A shares: 0.04% for the Bond Fund for Income, 0.09% for the Quality Bond Fund, 0.09% for the U.S. Government Securities Fund, 0.11% for the Municipal Bond Fund, and 0.04% for the Ohio Tax Free Bond Fund. BISYS also waived the following Distribution (12b-1) Fees and/or Administration Fees for the Investment C shares: 0.26% for the Bond Fund for Income, 0.33% for the Quality Bond Fund, 0.32% for the U.S. Government Securities Fund, 0.36% for the Municipal Bond Fund, and 0.29% for the Ohio Tax Free Bond Fund. These waivers may be discontinued at any time.

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds

                 Fifth Third Government    1     3     5      10
                 Money Market Fund        Year Years Years  Years
                    ----------------------------------------------
                 Investment A Shares      $ 91 $284  $  493 $1,096
                    ----------------------------------------------

                 Fifth Third Prime         1     3     5      10
                 Money Market Fund        Year Years Years  Years
                    ----------------------------------------------
                 Investment A Shares      $ 89 $278  $  482 $1,073
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption      $666 $814  $1,087 $1,730
                 Assuming no Redemption   $166 $514  $  887 $1,730
                    ----------------------------------------------

                 Fifth Third Tax Exempt    1     3     5      10
                 Money Market Fund        Year Years Years  Years
                    ----------------------------------------------
                 Investment A Shares      $110 $343  $  595 $1,317
                    ----------------------------------------------


Stock Funds
                 Fifth Third Quality       1     3     5      10
                 Growth Fund              Year Years Years  Years
                    ----------------------------------------------
                 Investment A Shares      $575 $838  $1,121 $1,926
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption      $707 $940  $1,298 $2,174
                 Assuming no Redemption   $207 $640  $1,098 $2,174
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $306 $637  $1,093 $2,358
                 Assuming no Redemption   $206 $637  $1,093 $2,358
                    ----------------------------------------------

                 Fifth Third Equity        1     3     5      10
                 Income Fund              Year Years Years  Years
                    ----------------------------------------------
                 Investment A Shares      $579 $852  $1,146 $1,979
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption      $715 $964  $1,339 $2,250
                 Assuming no Redemption   $215 $664  $1,139 $2,250
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $311 $652  $1,119 $2,410
                 Assuming no Redemption   $211 $652  $1,119 $2,410
                    ----------------------------------------------

            Shareholder Fees and Fund Expenses

                 Fifth Third Pinnacle     1     3      5      10
                 Fund                    Year Years  Years  Years
                    ----------------------------------------------
                 Investment A Shares     $578 $  849 $1,141 $1,969
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $721 $  982 $1,369 $2,295
                 Assuming no Redemption  $221 $  682 $1,169 $2,295
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $310 $  649 $1,114 $2,400
                 Assuming no Redemption  $210 $  649 $1,114 $2,400
                    ----------------------------------------------

                 Fifth Third Balanced     1     3      5      10
                 Fund                    Year Years  Years  Years
                    ----------------------------------------------
                 Investment A Shares     $577 $  847 $1,136 $1,958
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $712 $  955 $1,324 $2,221
                 Assuming no Redemption  $212 $  655 $1,124 $2,221
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $309 $  646 $1,108 $2,390
                 Assuming no Redemption  $209 $  646 $1,108 $2,390
                    ----------------------------------------------

                 Fifth Third Mid Cap      1     3      5      10
                 Fund                    Year Years  Years  Years
                    ----------------------------------------------
                 Investment A Shares     $575 $  841 $1,126 $1,936
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $717 $  970 $1,349 $2,256
                 Assuming no Redemption  $217 $  670 $1,149 $2,256
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $307 $  640 $1,098 $2,369
                 Assuming no Redemption  $207 $  640 $1,098 $2,369
                    ----------------------------------------------

                 Fifth Third
                 International            1     3      5      10
                 Equity Fund             Year Years  Years  Years
                    ----------------------------------------------
                 Investment A Shares     $615 $  962 $1,331 $2,368
                    ----------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $748 $1,064 $1,506 $2,601
                 Assuming no Redemption  $248 $  764 $1,306 $2,601
                    ----------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $348 $  764 $1,306 $2,786
                 Assuming no Redemption  $248 $  764 $1,306 $2,786
                    ----------------------------------------------

            Shareholder Fees and Fund Expenses


                 Fifth Third Technology    1     3
                 Fund                     Year Years
                    -----------------------------------------------
                 Investment A Shares      $616 $  965
                    -----------------------------------------------
                 Investment B Shares
                 Assuming Redemption      $749 $1,067
                 Assuming no Redemption   $249 $  767
                    -----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $349 $  767
                 Assuming no Redemption   $249 $  767
                    -----------------------------------------------

Bond Funds
                 Fifth Third Bond Fund     1     3      5      10
                 For Income               Year Years  Years  Years
                    -----------------------------------------------
                 Investment A Shares      $552 $  769 $1,003 $1,675
                    -----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $280 $  557 $  959 $2,084
                 Assuming no Redemption   $180 $  557 $  959 $2,084
                    -----------------------------------------------

                 Fifth Third Quality
                 Bond                      1     3      5      10
                 Fund                     Year Years  Years  Years
                    -----------------------------------------------
                 Investment A Shares      $556 $  781 $1,024 $1,719
                    -----------------------------------------------
                 Investment B Shares
                 Assuming Redemption      $687 $  879 $1,195 $1,962
                 Assuming no Redemption   $187 $  579 $  995 $1,962
                    -----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $286 $  576 $  990 $2,148
                 Assuming no Redemption   $186 $  576 $  990 $2,148
                    -----------------------------------------------

                 Fifth Third U.S.
                 Government                1     3      5      10
                 Securities Fund          Year Years  Years  Years
                    -----------------------------------------------
                 Investment A Shares      $566 $  811 $1,075 $1,828
                    -----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $295 $  603 $1,037 $2,243
                 Assuming no Redemption   $195 $  603 $1,037 $2,243
                    -----------------------------------------------

                 Fifth Third Municipal
                 Bond                      1     3      5      10
                 Fund                     Year Years  Years  Years
                    -----------------------------------------------
                 Investment A Shares      $558 $  787 $1,034 $1,741
                    -----------------------------------------------
                 Investment C Shares
                 Assuming Redemption      $289 $  585 $1,006 $2,180
                 Assuming no Redemption   $189 $  585 $1,006 $2,180
                    -----------------------------------------------

            Shareholder Fees and Fund Expenses

                 Fifth Third Ohio Tax
                 Free                     1     3     5      10
                 Bond Fund               Year Years Years  Years
                    ---------------------------------------------
                 Investment A Shares     $552 $769  $1,003 $1,675
                    ---------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $699 $915  $1,257 $2,049
                 Assuming no Redemption  $199 $615  $1,057 $2,049
                    ---------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $284 $569  $  980 $2,127
                 Assuming no Redemption  $184 $569  $  980 $2,127
                    ---------------------------------------------

            Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                   FUND CODE
---------                              --------------------
Government Money Market Fund                     1
Prime Money Market Fund                          2
Tax Exempt Money Market Fund                     3
Quality Growth Fund                              4
Equity Income Fund                               5
Pinnacle Fund                                    6
Balanced Fund                                    7
Mid Cap Fund                                     8
International Equity Fund                        9
Technology Fund                                 10
Bond Fund for Income                            11
Quality Bond Fund                               12
U.S. Government Securities Fund                 13
Municipal Bond Fund                             14
Ohio Tax Free Bond Fund                         15

             INSTRUMENT                     FUND CODE           RISK TYPE
             ----------                -------------------- ------------------
American Depositary Receipts (ADRs):         4, 6-10        Market
 ADRs are foreign shares of a company                       Political
 held by a U.S. bank that issues a                          Foreign Investment
 receipt evidencing ownership.

Asset-Backed Securities: Securities      4, 7, 8, 11, 12    Pre-payment
 secured by company receivables, home                       Market
 equity loans, truck and auto loans,                        Credit
 leases, credit card receivables and                        Interest Rate
 other securities backed by other                           Regulatory
 types of receivables or other                              Liquidity
 assets.

Bankers' Acceptances: Bills of         2-5, 7, 8, 10-12, 14 Credit
 exchange or time drafts drawn on and                       Liquidity
 accepted by a commercial bank.                             Market
 Maturities are generally six months                        Interest Rate
 or less.

Bonds: Interest-bearing or discounted                       Market
 securities that obligate the issuer                        Credit
 to pay the bondholder a specified                          Interest Rate
 sum of money, usually at specific                          Political
 intervals, and to repay the
 principal amount of the loan at
 maturity.

  Corporate:                                 2, 4-14
  Government:                           1-4, 5, 6-9, 11-15

            Additional Information About the Funds' Investments

            INSTRUMENT                      FUND CODE            RISK TYPE
            ----------               ----------------------- ------------------
Call and Put Options: A call option           4-13           Management
 gives the buyer the right to buy,                           Liquidity
 and obligates the seller of the                             Credit
 option to sell, a security at a                             Market
 specified price. A put option                               Leverage
 gives the buyer the right to sell,
 and obligates the seller of the
 option to buy a security at a
 specified price.

Certificates of Deposit: Negotiable     2-5, 7, 8, 10-14     Market
 instruments with a stated                                   Credit
 maturity.                                                   Liquidity
                                                             Interest Rate

Collateralized Mortgage                     7, 11-13         Pre-Payment
 Obligations: Mortgage-backed bonds                          Interest
 that separate mortgage pools into
 different maturity classes.

Commercial Paper: Secured and        2-4, 6-8, 10-12, 14, 15 Credit
 unsecured short-term promissory                             Liquidity
 notes issued by corporations and                            Market
 other entities. Maturities                                  Interest Rate
 generally vary from a few days to
 nine months.

Common Stock: Shares of ownership             4-10           Market
 of a company.

Convertible Securities: Bonds or              4-10           Market
 preferred stock that convert to                             Credit
 common stock.

Derivatives: Instruments whose                1-15           Management
 value is derived from an                                    Market
 underlying contract, index or                               Credit
 security, or any combination                                Liquidity
 thereof, including futures,                                 Leverage
 options (e.g., put and calls),                              Interest Rate
 options on futures, swap
 agreements, and some mortgage-
 backed securities.

Foreign Currency Transactions:                  9            Foreign Investment
 Foreign currency transactions                               Market
 include forward foreign currency                            Political
 exchange contracts, foreign
 currency options, and foreign
 currency futures transactions.

Foreign Securities: Stocks issued        4, 5, 7-12, 14      Market
 by foreign companies, as well as                            Political
 commercial paper of foreign                                 Liquidity
 issuers and obligations of foreign                          Foreign Investment
 banks, overseas branches of U.S.
 banks and supranational entities.

Futures and Related Options: A               1, 4-15         Management
 contract providing for the future                           Market
 sale and purchase of a specified                            Credit
 amount of a specified security,                             Liquidity
 class of securities, or an index                            Leverage
 at a specified time in the future
 and at a specified price.

            Additional Information About the Funds' Investments

                INSTRUMENT                        FUND CODE         RISK TYPE
                ----------                   -------------------- -------------

High-Yield/High-Risk/Debt Securities: High-     11, 12, 14, 15    Credit
 yield/high-risk/debt securities are                              Market
 securities that are rated below investment                       Liquidity
 grade by the primary rating agencies                             Interest Rate
 (e.g., BB or lower by Standard & Poor's
 and Ba or lower by Moody's). These
 securities are considered speculative and
 involve greater risk of loss than
 investment grade debt securities. Other
 terms commonly used to describe such
 securities include "lower rated bonds,"
 "non-investment grade bonds" and "junk
 bonds."

Illiquid Securities: Securities which may            1-15         Liquidity
 be difficult to sell at an acceptable                            Market
 price.

Investment Company Securities: Shares of       1- 4, 7-9, 11-15   Market
 investment companies. These investment
 companies may include money market funds
 of Fifth Third Funds and shares of other
 registered investment companies for which
 the Adviser to a Fund or any of their
 affiliates serves as investment adviser,
 administrator or distributor.

Investment Grade Bonds: Interest-bearing or   1-4, 8, 11, 12-15   Market
 discounted government or corporate                               Credit
 securities that obligate the issuer to pay
 the bondholder a specified sum of money,
 usually at specific intervals, and to
 repay the principal amount of the loan at
 maturity. Investment grade bonds are those
 rated BBB or better by S&P or Baa or
 better by Moody's or similarly rated by
 other nationally recognized statistical
 rating organizations, or, if not rated,
 determined to be of comparable quality by
 the Adviser.

Money Market Instruments: Investment-grade,          1-15         Market
 U.S. dollar denominated debt securities                          Credit
 that have remaining maturities of one year
 or less. These securities may include U.S.
 government obligations, commercial paper
 and other short-term corporate
 obligations, repurchase agreements
 collateralized with U.S. government
 securities, certificates of deposit,
 bankers' acceptances, and other financial
 institution obligations. These securities
 may carry fixed or variable interest
 rates.

Mortgage-Backed Securities: Debt                4, 7, 8, 11-13    Pre-payment
 obligations secured by real estate loans                         Market
 and pools of loans. These include                                Credit
 collateralized mortgage obligations and                          Regulatory
 real estate mortgage investment conduits.

            Additional Information About the Funds' Investments

                INSTRUMENT                        FUND CODE         RISK TYPE
                ----------                   -------------------- -------------

Municipal Securities: Securities issued by       2, 3, 14, 15     Market
 a state or political subdivision to obtain                       Credit
 funds for various public purposes.                               Political
 Municipal securities include (a)                                 Tax
 governmental lease certificates of                               Regulatory
 participation issued by state or municipal
 authorities where payment is secured by
 installment payments for equipment,
 buildings, or other facilities being
 leased by the state or municipality; (b)
 government lease certificates purchased by
 the Fund will not contain nonappropriation
 clauses; (c) municipal notes and tax-
 exempt commercial paper; (d) serial bonds;
 (e) tax anticipation notes sold to finance
 working capital needs of municipalities in
 anticipation of receiving taxes at a later
 date; (f) bond anticipation notes sold in
 anticipation of the issuance of long-term
 bonds in the future; (g) pre-refunded
 municipal bonds whose timely payment of
 interest and principal is ensured by an
 escrow of U.S. government obligations; and
 (h) general obligation bonds.

Participation Interests: Interests in bank        3, 14, 15       Interest Rate
 loans made to corporations.                                      Credit
                                                                  Liquidity

Preferred Stocks: Preferred stocks are             7, 9, 10       Market
 equity securities that generally pay
 dividends at a specified rate and have
 preference over common stock in the
 payment of dividends and liquidation.
 Preferred stock generally does not carry
 voting rights.

Repurchase Agreements: The purchase of a             1-15         Market
 security and the simultaneous commitment                         Leverage
 to return the security to the seller at an
 agreed upon price on an agreed upon date.
 This is treated as a loan.

Restricted Securities: Securities not                1-15         Liquidity
 registered under the Securities Act of                           Market
 1933, such as privately placed commercial
 paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of           1-15         Market
 a security and the simultaneous commitment                       Leverage
 to buy the security back at an agreed upon
 price on an agreed upon date. This is
 treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33          1-15         Market
 1/3% of the Fund's total assets. In return                       Leverage
 the Fund will receive cash, other                                Liquidity
 securities, and/or letters of credit.                            Credit

Short-Term Trading: The sale of a security           4-15         Market
 soon after its purchase. A portfolio
 engaging in such trading will have higher
 turnover and transaction expenses.

            Additional Information About the Funds' Investments

            INSTRUMENT                      FUND CODE            RISK TYPE
            ----------               ----------------------- ------------------

Stock-Index Options: A security               4-15           Management
 that combines features of options                           Market
 with securities trading using                               Credit
 composite stock indices.                                    Liquidity
                                                             Leverage

Time Deposits: Non-negotiable         2-5, 7, 8, 10-12, 14   Liquidity
 receipts issued by a bank in                                Credit
 exchange for the deposit of funds.                          Market

U.S. Government Agency Securities:            1-15           Interest Rate
 Securities issued by agencies and                           Credit
 instrumentalities of the U.S.
 government. These include Ginnie
 Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills,             1-15           Interest Rate
 notes, bonds, separately traded
 registered interest and principal
 securities, and coupons under bank
 entry safekeeping.

Variable and Floating Rate           2, 3, 7, 11, 12, 14, 15 Credit
 Instruments: Obligations with                               Liquidity
 interest rates which are reset                              Market
 daily, weekly, quarterly or some
 other period and which may be
 payable to the Fund on demand.

Warrants: Securities, typically             4-6, 8-10        Market
 issued with preferred stock or                              Credit
 bonds, that give the holder the
 right to buy a proportionate
 amount of common stock at a
 specified price.

When-Issued and Delayed Delivery              1-15           Market
 Transactions: Purchase or contract                          Leverage
 to purchase securities at a fixed                           Liquidity
 price for delivery at a future                              Credit
 date. Under normal market
 conditions, when-issued purchases
 and forward commitments will not
 exceed 20% of the value of a
 Fund's total assets.

Yankee Bonds and Similar Debt                1-3, 10         Market
 Obligations: U.S. dollar                                    Credit
 denominated bonds issued by                                 Interest Rate
 foreign corporations or                                     Political
 governments. Sovereign bonds are                            Foreign Investment
 those issued by the government of
 a foreign country. Supranational
 bonds are those issued by
 supranational entities, such as
 the World Bank and European
 Investment Bank. Canadian bonds
 are those issued by Canadian
 provinces.

Zero-Coupon Debt Obligations: Bonds          1-3, 10         Credit
 and other debt obligations that                             Market
 pay no interest, but are issued at                          Interest
 a discount from their value at                              Rate
 maturity. When held to maturity,
 their entire return equals the
 difference between their issue
 price and their maturity value.

            Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            Additional Information About the Funds' Investments

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

            Fund Management
Investment Advisors and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of September 30, 2000, Fifth Third Bank had approximately $22.2 billion of assets under management, including approximately $5.3 billion of assets of Fifth Third Funds. As of September 30, 2000, Heartland had approximately $1.9 billion of assets under management, including approximately $98 million of assets held by mutual funds. As of September 30, 2000, MSDW, together with its affiliated institutional asset management companies, had approximately $177.5 billion of assets under management, including approximately $58.8 billion of assets held by mutual funds (including sub-advisory relationships).

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2000 are as follows:

                                             As a percentage of
                                             Average net assets
---------------------------------------------------------------
Fifth Third Government Money Market Fund            0.40%
---------------------------------------------------------------
Fifth Third Prime Money Market Fund                 0.38%
---------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund            0.00%
---------------------------------------------------------------
Fifth Third Quality Growth Fund                     0.80%
---------------------------------------------------------------
Fifth Third Equity Income Fund                      0.80%
---------------------------------------------------------------
Fifth Third Pinnacle Fund                           0.80%
---------------------------------------------------------------
Fifth Third Balanced Fund                           0.80%
---------------------------------------------------------------
Fifth Third Mid Cap Fund                            0.80%
---------------------------------------------------------------
Fifth Third International Equity Fund               1.00%*
---------------------------------------------------------------
Fifth Third Technology Fund                         1.00%
---------------------------------------------------------------
Fifth Third Bond Fund For Income                    0.55%
---------------------------------------------------------------
Fifth Third Quality Bond Fund                       0.55%
---------------------------------------------------------------
Fifth Third U.S. Government Securities Fund         0.43%
---------------------------------------------------------------
Fifth Third Municipal Bond Fund                     0.55%
---------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund                 0.55%
---------------------------------------------------------------

* Fifth Third Bank paid 0.45% of this fee to MSDW for its services as investment subadvisor.

            Fund Management

Portfolio Managers

Fifth Third Bank

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Bond Funds

Investment decisions for all of the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSDW since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSDW and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Ann Thivierge joined MSDW in 1986 and is a Managing Director. She has been a member of MSDW's Asset Allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A from New York University in Finance.

            Fund Management

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

    Maximum
 Administrative   Average Aggregate Daily
      Fee         Net Assets of the Trust
     0.20%        of the first $1 billion
     0.18%         of the next $1 billion
     0.17%        in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds, Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of all the Funds.

            Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 9 a.m. Fifth Third Government Money Market calculates its NAV at 11 a.m. Fifth Third Prime Money Market Fund calculates its NAV at 1 p.m. All times are Cincinnati time. Each Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Tax Exempt Money Market Fund--9 a.m.; Fifth Third Government Money Market--11 a.m.; and Fifth Third Prime Money Market Fund--1 p.m.

You may purchase Investment A, Investment B, and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former Investment A and C shareholders of the Cardinal Funds and The Pinnacle Fund. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

            Shareholder Information

Minimum
Investments         The minimum initial investment in Investment A shares,
                    Investment B shares, or Investment C shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Investment B shares of a Fund offered by this Prospectus.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Funds may reject a purchase order for any reason.

Systematic          You may make monthly systematic investments in Investment
Investment          A shares or Investment B shares of the Funds from your
Program             bank account. There is no minimum amount required for
                    initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

            Shareholder Information
Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Funds and The Pinnacle Fund Shareholders

If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or the Pinnacle Fund at the time those funds were merged into one of the Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

By Mail        For Subsequent Investments:

               1. Use the investment slip attached to your account statement.
                  Or, if unavailable, provide the following information:

                . Fund name

                . Share class

                . Amount invested

                . Account name and account number

               2. Make check, bank draft or money order payable to "Fifth
                  Third Funds" and include your account number on the check.

               3. Mail or deliver investment slip and full payment to the following address:

                By Regular Mail:       By Express Mail:
                Fifth Third Funds      Fifth Third Funds
                P.O. Box 182706        c/o BISYS Fund Services
                Columbus, OH           3435 Stelzer Road
                43218-2706             Columbus, OH 43219-3035

By Wire Transfer
               For Subsequent Investments:

               Instruct your bank to wire transfer your investment to:

                Fifth Third Bank
                Cincinnati, OH
                A/C #99944318
                ABA #042000314
                Reference: Fifth Third Funds
                FFC: Shareholder name, Fund name, and Account number

               Note: Your bank may charge a wire transfer fee.

            Shareholder Information


 Systematic    To begin making systematic investments
 Investment    or to increase the amounts you already
 Program       are investing:

               .Write a letter of instruction indicating:

                . Your bank name, address, account number, and ABA routing number

                . The amount you wish to invest automatically

               .Attach a voided personal check.

               .Mail To:

                Fifth Third Funds
                P.O. Box 182706
                Columbus, OH 43218-2706

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares, Investment B shares, or Investment C shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Funds and the Pinnacle Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

            Shareholder Information

--------------------------------------------------------------------------------
 Instructions for Sales by Former Cardinal Fund or The Pinnacle Fund
 Shareholders

 If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

 By telephone        Call 1-800-282-5706 with
                     instructions as to how you wish to
                     receive your funds (mail, wire).
                     The Funds make every effort to
                     insure that telephone redemptions
                     are only made by authorized
                     traders. All telephone calls are
                     recorded for your protection and
                     you will be asked for information
                     to verify your identity.

 By mail             1. Write a letter of instruction indicating:
                       . your Fund and account number
                       . amount you wish to redeem
                       . address where your check should be sent
                       . account owner(s) signature
                     2. Mail to:
                       Fifth Third Funds
                       P.O. Box 182706
                       Columbus, OH 43218-2706

 By overnight        1. Write a letter of instruction indicating:
 service               . your fund and account number
                       . amount you wish to redeem
                       . address where you want check to be sent
                       . account owner(s) signature
                     2. Send to:
                       Fifth Third Funds
                       c/o BISYS Fund Services
                       3435 Stelzer Road
                       Columbus, OH 43219-3035

 By wire transfer    Call 1-800-282-5706 to request a
 (Option available   wire transfer.
 only if
 previously set up   If you call by the time designated
 on account.)        by the Funds, your payment will
                     normally be wired to your bank on
                     the next business day.

                     The Fund may charge a wire
                     transfer fee of $8. Note: Your
                     financial institution may also
                     charge a separate fee.

 Systematic          To activate this feature call 1-
 Withdrawal Plan     800-282-5706.

 When Written Redemption Requests are Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").
 2. Redemption requests requiring a signature guarantee, which include each of the following.

  . Your account address has changed within the last 10 business days . The check is not being mailed to the address on your account

  . The check is not being made payable to the owner of the account

  . The redemption proceeds are being transferred to another Fund account with a different registration
  . The redemption proceeds are being wired to instructions currently not on your account

            Shareholder Information

 Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents
 Medallion Program), MSP (New York Stock Exchange
 Medallion Signature Program) or SEMP (Stock Exchanges
 Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

 The Trust does not accept signatures guaranteed by a notary public.

 Redemptions Within 15 Days of Initial Investment

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

 Closing of Small Accounts

 If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.
--------------------------------------------------------------------------------

            Shareholder Information

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

                     If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-888-799-5353. (Special rules apply for former shareholders of The Cardinal Group. See below.)

                     Notes on exchanges
                     To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                     When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

                     Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

                     The Exchange Privilege may be changed or eliminated at any time.

                     The Exchange Privilege is available only in states where shares of the Funds may be sold.

                     All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Automatic Exchanges

 You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.


Automatic Exchange Program-Prime Money Market Fund's Investment B shares only

You can use the Funds' Automatic Exchange feature to purchase Investment B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Investment B shares of the Fund, as opposed to Shareholders obtaining Investment B shares of the Fund upon exchange of Investment B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Investment B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

            Shareholder Information

 Instructions for Exchanges by Former Cardinal Funds and The Pinnacle Fund Shareholders
 If you held in your name (rather than through a brokerage account) shares of any of the Cardinal Funds or The Pinnacle Fund at the time those funds were merged into one of the Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may exchange your Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

 To make an exchange, send a written request to Fifth
 Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or by call 1-800-282-5706. Please provide the following information:

 . Your name and telephone number

 . The exact name on your account and account number

 . Taxpayer identification number (usually your Social Security number)

 . Dollar value or number of shares to be exchanged

 . The name of the Fund from which the exchange is to be made

 . The name of the Fund into which the exchange is being made

 Automatic Exchanges
 To participate in the Automatic Exchange or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to: Fifth
 Third Funds, P.O. Box 182706, Columbus, Ohio 43218-
 2706.

 If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Distribution         This section describes the sales charges and fees you
Arrangements/        will pay as an investor in different share classes
Sales Charges For    offered by the Funds and ways to qualify for reduced
Money Market         sales charges.
Funds

                                                Investment A   Investment B
                  Sales Charge (Load)           None           A contingent
                                                               deferred sales
                                                               charge (CDSC)
                                                               will be
                                                               imposed on
                                                               shares
                                                               redeemed
                                                               within 6 years
                                                               after
                                                               purchase.
                  Distribution/Service (12b-1)  Subject to     Subject to
                   Fee                          annual         annual
                                                distribution   distribution
                                                and            fees of up to
                                                shareholder    1.00% of the
                                                servicing fees Fund's assets.
                                                of up to 0.25%
                                                of the Fund's
                                                assets.
                  Conversion                    None           Converts to
                                                               Investment A
                                                               shares after 8
                                                               years.

Calculation of
Sales Charges

Investment A         Investment A shares are sold at their public offering
Shares               price. There is no sales charge associated with the
                     purchase of those shares. There also is no sales charge on reinvested dividends and capital gains.

            Shareholder Information

Investment B         Investment B shares are offered at NAV, without any up-
Shares               front sales charge. Therefore, all of the money that you
                     invest in the Fund is used to purchase Fund shares. If you sell your Investment B shares before the end of the 6th year after purchase, you will pay a contingent deferred sale charge, or CDSC, at the time of redemption.
                     The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption.
                     In any sale, certain shares not subject to the CDSC, such as shares purchased with reinvested dividends and distributions, will be redeemed first, followed by shares subject to the lowest CDSC.

                     Investment B shares are subject to the following CDSC schedule:

                                                        % of NAV
                                                       (at time of
                                                       purchase or
                                                         sale if
                                                         lower)
                                                        deducted
                  Year of Redemption After Purchase   from proceeds
                  During the first year                      5%
                     ----------------------------------------------
                  During the second year                     4%
                     ----------------------------------------------
                  During the third or fourth years           3%
                     ----------------------------------------------
                  During the fifth year                      2%
                     ----------------------------------------------
                  During the sixth year                      1%
                     ----------------------------------------------
                  During the seventh or eight years          0%
                     ----------------------------------------------

                     The CDSC will be waived under certain circumstances, including the following:

                     . Minimum required distributions from an IRA or other
                       qualifying retirement plan to a shareholder who has attained age 70 1/2.

                     . Redemptions from accounts following the death or
                       disability of the shareholder.

                     . Investors who purchased through a participant directed
                       defined benefit plan.

                     . Returns of excess contributions to certain retirement
                       plans.

                     . Distributions of less than 12% of the annual account
                       value under the Systematic Withdrawal Plan.

                     . Shares issued in a plan of reorganization sponsored by
                       Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

                     This section describes the sales charges and fees you
Distribution         will pay as an investor in different share classes
Arrangements/        offered by the Funds and ways to qualify for reduced
Sales Charges for    sales charges.
Stock and Bond
Funds

                           Investment A Investment B  Investment C
                  Sales    Front-end    No front-end     No front-end sales
                   Charge  sales        sales            charge. A contingent
                   (Load)  charge (not  charge. A        deferred sales
                           applicable   contingent       charge (CDSC) will
                           to           deferred         be imposed on shares
                           money market sales charge     redeemed within 12
                           funds);      (CDSC) will      months after
                           reduced      be imposed       purchase.
                           sales        on shares
                           charges      redeemed
                           available.   within 6
                                        years after
                                        purchase.

            Shareholder Information

                                   Investment A     Investment B     Investment C
                  Distribution/    Subject to       Subject to       Subject to
                   Service         annual           annual           annual
                   (12b-1) Fee     distribution     distribution     distribution
                                   and              and              and
                                   shareholder      shareholder      shareholder
                                   servicing        servicing        servicing
                                   fees             fees of          fees of
                                   of up to         up to 1.00%      up to 0.75%
                                   0.25% of the     of               of
                                   Fund's           the Fund's       the Fund's
                                   assets.          assets.          assets.
                                                                     (Also
                                                                     subject to a
                                                                     non-12-b1
                                                                     fee for
                                                                     shareholder
                                                                     servicing of
                                                                     up to 0.25%
                                                                     of the
                                                                     Fund's
                                                                     assets.)
                  Fund Expenses    Lower annual     Higher           Higher
                                   expenses         annual           annual
                                   than             expenses         expenses
                                   Investment B     than             than
                                   and C            Investment A     Investment A
                                   shares.          shares.          shares.
                  Conversion       None             Converts to      None
                                                    Investment
                                                    A shares
                                                    after
                                                    8 years.

Calculation of Sales Charges

Investment A Shares
                     Investment A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                     The current sales charge rates are as follows:

                                                   Sales Charge   Sales Charge
                                                    as a % of       as a % of
                  Your Investment                 Offering Price Your Investment
                  Less than $50,000                   4.50%           4.71%
                     -----------------------------------------------------------
                  $50,000 but less than $100,000      4.00%           4.17%
                     -----------------------------------------------------------
                  $100,000 but less than
                   $150,000                           3.00%           3.09%
                     -----------------------------------------------------------
                  $150,000 but less than
                   $250,000                           2.00%           2.04%
                     -----------------------------------------------------------
                  $250,000 but less than
                   $500,000                           1.00%           1.01%
                     -----------------------------------------------------------
                  $500,000 or more                    0.00%           0.00%
                     -----------------------------------------------------------

            Shareholder Information

                     If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                                   Sales Charge   Sales Charge
                                                    as a % of       as a % of
                  Your Investment                 Offering Price Your Investment
                  Less than $50,000                   3.97%           4.13%
                     -----------------------------------------------------------
                  $50,000 but less than $100,000      3.47%           3.59%
                     -----------------------------------------------------------
                  $100,000 but less than
                   $150,000                           2.47%           2.53%
                     -----------------------------------------------------------
                  $150,000 but less than
                   $250,000                           1.47%           1.49%
                     -----------------------------------------------------------
                  $250,000 but less than
                   $500,000                           0.47%           0.47%
                     -----------------------------------------------------------
                  $500,000 and above                  0.00%           0.00%
                     -----------------------------------------------------------

                     If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge         You may qualify for reduced sales charges under the
Reductions           following circumstances.

                     . Letter of Intent. You inform the Fund in writing that
                       you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.
                     . Rights of Accumulation. When the value of shares you
                       already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

                     . Combination Privilege. Combine accounts of multiple
                       Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Investment B
Shares Investment B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first,

            Shareholder Information

                     followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                     Investment B shares are subject to the following CDSC schedule:

                  Year of Redemption      % of NAV (at time of purchase or sale
                  After Purchase            if lower) deducted from proceeds
                  During the first year                     5%
                  -------------------------------------------------------------
                  During the second year                    4%
                  -------------------------------------------------------------
                  During the third or
                   fourth years                             3%
                  -------------------------------------------------------------
                  During the fifth year                     2%
                  -------------------------------------------------------------
                  During the sixth year                     1%
                  -------------------------------------------------------------
                  During the seventh or
                   eight years                              0%
                  -------------------------------------------------------------

Sales Charge
Waivers

Investment A         The following transactions qualify for waivers of sales
Shares               charges that apply to Investment A shares:
                     . Shares purchased by investment representatives through
                       fee-based investment products or accounts.
                     . Reinvestment of distributions from a deferred
                       compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.
                     . Shares purchased for trust or other advisory accounts
                       established with the Advisor or its affiliates.
                     . Shares purchased by directors, trustees, employees, and
                       family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.
                     . Shares purchased in connection with 401(k) plans,
                       403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).
                     . Distributions from Qualified Retirement Plans. There
                       also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

                     The CDSC will be waived under certain circumstances,
Investment B         including the following:
Shares

                     . Minimum required distributions from an IRA or other
                       qualifying retirement plan to a shareholder who has attained age 70 1/2.
                     . Redemptions from accounts following the death or
                       disability of the shareholder.
                     . Investors who purchased through a participant directed
                       defined benefit plan.
                     . Returns of excess contributions to certain retirement
                       plans.
                     . Distributions of less than 12% of the annual account
                       value under the Systematic Withdrawal Plan.
                     . Shares issued in a plan of reorganization sponsored by
                       Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

            Shareholder Information

Investment C         Class C shares are offered at NAV, without any up-front
Shares               sales charge. Therefore, all the money you send to the
                     Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement        If you have sold Investment A or C shares and decide to
Privilege            reinvest in the Fund within a 90 day period, you will not
                     be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.


                     12b-1 fees compensate the Distributor and other dealers
Distribution/Service and investment representatives for services and expenses
(12b-1) Fees for     related to the sale and distribution of the Fund's shares
All Funds            and/or for providing shareholder services.


                     In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                     12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                     12b-1 fees may cost you more than paying other types of sales charges.

                     The 12b-1 fees vary by share class as follows:

                     . Investment A shares may pay a 12b-1 fee of up to 0.25%
                       of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

                     . Investment B shares pay a 12b-1 fee at an annual rate
                       of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                     . Investment C shares pay a 12b-1 fee of up to 0.75% of
                       the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                     Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

            Shareholder Information

Conversion to        Investment B shares convert automatically to Investment A
Investment A         shares 8 years after purchase. After conversion, the 12b-
Shares               1 fees applicable to your shares are reduced from 1.00%
                     to 0.25% of the average daily net assets.

Dealers              BISYS, the distributor of Fund shares, in its discretion,
Incentives           may pay all dealers selling Investment A shares or
                     Investment B shares all or a portion of the sales charges it normally retains.

                     All dividends and capital gains will be automatically
                     reinvested unless you request otherwise. You can receive
Dividends And        them in cash or by electronic funds transfer to your bank
Capital Gains        account if you are not a participant in an IRA account or
                     in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because
                     Investment A shares have lower operating expenses than Investment B shares which have lower operating expenses than Investment C shares.

                     Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                     Dividends, if any, are declared daily and paid monthly by the following funds: Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, and Fifth Third Tax Exempt Money Market Fund. Dividends, if any, are declared and paid monthly by the following funds:
                     Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds:
                     Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Any gain from the sale or exchange of Fund shares will generally also be subject to tax.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Shareholder Information

Additional Tax Information for Fifth Third Tax Exempt Money Market Fund

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by Fifth Third Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from Fifth Third Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest it earned on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by Fifth Third Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Fifth Third Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. Fifth Third Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

            Shareholder Information

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company
(PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

                   [This Page Intentionally Left Blank]

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended July 31, 2000 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to July 31, 2000 has been audited by Ernst & Young LLP (except for the Tax Exempt Money Market Fund for the period prior to September 30, 1998 and for the Pinnacle Fund for the period prior to July 31, 1998, which were audited by other independent accountants).

                                   Fifth Third Government Money Market Fund

                                     Investment A Shares

                                            Year Ended July 31,
                                -----------------------------------------------
                                  2000      1999      1998      1997     1996
Per Share Data                  --------  --------  --------  --------  -------
Net Asset Value, Beginning of
 Period                         $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
--------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment income              0.05      0.04      0.05      0.05     0.05
--------------------------------------------------------------------------------
 Total from Investment
  Operations                        0.05      0.04      0.05      0.05     0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income       (0.05)    (0.04)    (0.05)    (0.05)   (0.05)
--------------------------------------------------------------------------------
 Total Distributions               (0.05)    (0.04)    (0.05)    (0.05)   (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                        5.10%     4.41%     5.13%     5.00%    5.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                       0.77%     0.75%     0.52%     0.51%    0.51%
 Net investment income              4.93%     4.26%     5.02%     4.90%    4.97%
 Expense
  waiver/reimbursement(a)           0.12%     0.17%     0.47%     0.44%    0.42%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                        $264,393  $381,105  $150,286  $110,543  $68,884
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights

                                        Fifth Third Prime Money Market Fund

                         Investment A Shares

                                             Year Ended July 31,
                                   --------------------------------------------
                                     2000     1999     1998     1997     1996
Per Share Data                     --------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period                            $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income                 0.05     0.04     0.05     0.05     0.05
--------------------------------------------------------------------------------
 Total from Investment Operations      0.05     0.04     0.05     0.05     0.05
--------------------------------------------------------------------------------
Less distributions
 Distributions to shareholders
  from net investment income          (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
--------------------------------------------------------------------------------
 Total Distributions                  (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                           5.27%    4.53%    5.25%    5.11%    5.20%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          0.77%    0.75%    0.52%    0.52%    0.49%
 Net investment income                 5.29%    4.39%    5.13%    4.99%    5.06%
 Expense waiver/reimbursement(a)       0.10%    0.13%    0.47%    0.44%    0.40%
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period (000s)  $215,082  $75,024  $36,552  $33,438  $19,341
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights

                                   Fifth Third Tax Exempt Money Market Fund

                       Investment A Shares*

                                                       Year Ended September
                            Year Ended Period Ended             30,
                             July 31,    July 31,     -------------------------
                               2000       1999**       1998     1997     1996
Per Share Data              ---------- ------------   -------  -------  -------
Net Asset Value, Beginning
 of Period                   $  1.00     $  1.00      $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment income          0.03        0.03         0.03     0.03     0.03
--------------------------------------------------------------------------------
 Total from Investment
  Operations                    0.03        0.03         0.03     0.03     0.03
--------------------------------------------------------------------------------
Less distributions
 Distributions to
  shareholders from net
  investment income            (0.03)      (0.03)       (0.03)   (0.03)   (0.03)
--------------------------------------------------------------------------------
 Total Distributions           (0.03)      (0.03)       (0.03)   (0.03)   (0.03)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $  1.00     $  1.00      $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                    3.40%       2.18%(a)     2.74%    2.72%    2.67%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net Expenses                   0.38%       0.75%(b)     0.71%    0.80%    0.89%
 Net investment income          3.33%       2.60%(b)     2.88%    2.79%    2.66%
 Expense
  waiver/reimbursement(c)       0.70%       0.44%(b)      --       --       --
--------------------------------------------------------------------------------
Supplemental data
 Net assets, end of period
  (000s)                     $29,693     $26,715      $44,494  $60,284  $59,915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Information for the period prior to September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.

** Reflects operations for the period from October 1, 1998 through July 31,
   1999.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

            Financial Highlights
                                                 Fifth Third Quality Growth Fund
                                 Investment A Shares

                                        Year Ended July 31,
                            --------------------------------------------------
                              2000       1999       1998      1997      1996
Per Share Data              --------   --------   --------  --------  --------
Net Asset Value, Beginning
 of Period                  $  23.31   $  20.26   $  19.23  $  13.16  $  11.79
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment
  income/(loss)                (0.07)     (0.06)      0.03      0.08      0.12
 Net realized and
  unrealized gains/(losses)
  from investments              4.05       5.06       2.49      6.75      1.37
-------------------------------------------------------------------------------
 Total from Investment
  Operations                    3.98       5.00       2.52      6.83      1.49
-------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income           --         --       (0.03)    (0.09)    (0.12)
 Net realized gains on
  investments                  (1.17)     (1.95)     (1.46)    (0.67)      --
-------------------------------------------------------------------------------
 Total Distributions           (1.17)     (1.95)     (1.49)    (0.76)    (0.12)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $  26.12   $  23.31   $  20.26  $  19.23  $  13.16
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                 17.60%     26.48%     14.12%    54.02%    12.69%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net Expenses                   1.25%      1.21%      1.00%     1.00%     0.99%
 Net investment
  income/(loss)                (0.35%)    (0.29%)     0.10%     0.45%     0.98%
 Expense
  waiver/reimbursement(c)       0.03%      0.08%      0.37%     0.36%     0.03%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)             $208,342   $116,963   $520,068  $399,683  $134,469
 Portfolio turnover(d)            21%        34%        45%       37%       37%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                                 Fifth Third Quality Growth Fund
                                 Investment C Shares


                                       Year Ended July 31,
                               -------------------------------------------
                                2000      1999     1998     1997     1996*
Per Share Data                 -------   ------   ------   ------   ------
Net Asset Value, Beginning of
 Period                        $ 22.97   $20.10   $19.18   $13.16   $13.37
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)    (0.19)   (0.18)   (0.07)   (0.03)     --
 Net realized and unrealized
  gains/(losses) from
  investments                     3.98     5.00     2.45     6.72    (0.21)
-------------------------------------------------------------------------------
 Total from Investment
  Operations                      3.79     4.82     2.38     6.69    (0.21)
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             --       --       --       --       --
 Net realized gain on
  investment                     (1.17)   (1.95)   (1.46)   (0.67)     --
-------------------------------------------------------------------------------
 Total Distributions             (1.17)   (1.95)   (1.46)   (0.67)    0.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $ 25.59   $22.97   $20.10   $19.18   $13.16
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                         17.01%   25.76%   13.41%   52.79%   (1.57)%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                     2.00%    1.80%    1.63%    1.75%    1.77%(b)
 Net investment income/(loss)    (0.85%)  (0.89%)  (0.54%)  (0.32%)   0.26%(b)
 Expense
  waiver/reimbursement(c)         0.28%    0.30%    0.39%    0.26%    0.06%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $13,791   $9,775   $8,357   $3,146   $  420
 Portfolio turnover(d)              21%      34%      45%      37%      37%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                  Fifth Third Equity Income Fund
                                 Investment A Shares

                                             Year Ended July 31,
                                      -------------------------------------
                                       2000      1999      1998     1997*
Per Share Data                        -------   -------  --------  --------
Net Asset Value, Beginning of Period  $ 15.18   $ 15.38  $  14.44  $  12.00
-------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)            0.17      0.29      0.26      0.15
 Net realized and unrealized gains
  from investments                      (1.10)     1.19      2.43      2.43
-------------------------------------------------------------------------------
 Total from Investment Operations       (0.93)     1.48      2.69      2.58
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                  (0.17)    (0.23)    (0.27)    (0.14)
 In excess of net investment income       --        --        --        --
 Net realized gain on investments       (0.86)    (1.45)    (1.48)      --
-------------------------------------------------------------------------------
 Total Distributions                    (1.03)    (1.68)    (1.75)    (0.14)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 13.22   $ 15.18  $  15.38  $  14.44
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales charge)    (6.16%)    9.90%    19.57%    21.64%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                            1.27%     1.27%     1.01%     1.06%(b)
 Net investment income                   1.29%     1.58%     1.73%     2.32%(b)
 Expense waiver/reimbursement(c)         0.06%     0.10%     0.43%     0.42%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $12,777   $20,268  $150,404  $120,324
 Portfolio turnover(d)                     37%       69%       41%       28%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                                  Fifth Third Equity Income Fund
                                 Investment C Shares

                              Year Ended July 31,
                          -------------------------------
                           2000     1999    1998    1997*
Per Share Data            ------   ------  ------  ------
Net Asset Value,
 Beginning of Period      $15.19   $15.39  $14.45  $12.00
-------------------------------------------------------------
Income from Investment
 Operations
 Net investment income      0.10     0.14    0.17    0.10
 Net realized and
  unrealized
  gains/(losses)
  from investments         (1.10)    1.26    2.41    2.45
-------------------------------------------------------------
 Total from Investment
  Operations               (1.00)    1.40    2.58    2.55
-------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income     (0.10)   (0.15)  (0.16)  (0.10)
 In excess of net
  investment income          --       --      --      --
 Net realized gain on
  investments              (0.86)   (1.45)  (1.48)    --
-------------------------------------------------------------
 Total Distributions       (0.96)   (1.60)  (1.64)  (0.10)
-------------------------------------------------------------
-------------------------------------------------------------
Net Asset Value, End of
 Period                   $13.23   $15.19  $15.39  $14.45
-------------------------------------------------------------
-------------------------------------------------------------
Total Return (excludes
 sales charge)             (6.65%)   9.34%  18.72%  21.30%(a)
-------------------------------------------------------------
-------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net Expenses               1.77%    1.83%   1.57%   1.81%(b)
 Net investment income      0.80%    0.88%   1.21%   1.56%(b)
 Expense
  waiver/reimbursement(c)   0.31%    0.30%   0.52%   0.26%(b)
-------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)           $  679   $1,433  $  968  $   92
 Portfolio turnover(d)        37%      69%     41%     28%
-------------------------------------------------------------
-------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                      Fifth Third Pinnacle Fund*
                                    Investment A Shares

                                                                    Year Ended
                          Year ended  Year ended  Period ended     December 31,
                           July 31,    July 31,     July 31,      ----------------
                             2000        1999        1998**        1997     1996
Per Share Data            ----------  ----------  ------------    -------  -------
Net Asset Value,
 Beginning of Period       $ 37.20     $ 32.35      $ 27.71       $ 23.96  $ 22.47
-----------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment
  income/(loss)              (0.21)      (0.09)       (0.02)         0.13     0.05
 Net realized and
  unrealized gain from
  investments                 1.61        5.57         5.13          8.25     5.04
-----------------------------------------------------------------------------------
 Total from Investment
  Operations                  1.40        5.48         5.11          8.38     5.09
-----------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --          --           --          (0.13)   (0.05)
 Net realized gain on
  investments                (0.55)      (0.63)       (0.47)        (4.50)   (3.55)
-----------------------------------------------------------------------------------
 Total Distributions         (0.55)      (0.63)       (0.47)        (4.63)   (3.60)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                    $ 38.05     $ 37.20      $ 32.35       $ 27.71  $ 23.96
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                3.81%      17.18%       18.58% (a)    35.40%   22.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net Expenses                 1.32%       1.41%        1.28% (b)     1.12%    1.16%
 Net investment
  income/(loss)              (0.47%)     (0.47%)      (0.12%)(b)     0.46%    0.18%
 Expense
  waiver/reimbursement(c)     0.00%       0.02%        0.30% (b)     0.00%    0.00%
-----------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)            $42,842     $49,936      $35,549       $22,272  $16,461
 Portfolio turnover(d)          53%         51%          38%           50%      44%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

            Financial Highlights
                                                      Fifth Third Pinnacle Fund*
                                    Investment C Shares

                                       Year ended Year ended Period ended
                                        July 31,   July 31,    July 31,
                                          2000       1999      1998***
Per Share Data                         ---------- ---------- ------------
Net Asset Value, Beginning of Period     $36.92     $32.28      $30.16
---------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)             (0.47)     (0.23)      (0.04)
 Net realized and unrealized gain from
  investments                              1.66       5.50        2.16
---------------------------------------------------------------------------
 Total from Investment Operations          1.19       5.27        2.12
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                      --         --          --
 Net realized gain on investments         (0.55)     (0.63)        --
---------------------------------------------------------------------------
 Total Distributions                      (0.55)     (0.63)       0.00
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period           $37.56     $36.92      $32.28
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)       3.26%     16.56%       7.07% (a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                              1.82%      1.95%       2.17% (b)
 Net investment income/(loss)             (0.97%)    (1.00%)     (0.84%)(b)
 Expense waiver/reimbursement(c)           0.25%      0.26%       0.42% (b)
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)      $4,171     $6,653      $  922
 Portfolio turnover(d)                       53%        51%         38%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.

** Reflects the period of operations from January 1, 1998 to July 31, 1998.

*** Reflects the period of operations for the period March 9, 1998 (date of commencement of operations) to July 31, 1998.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                       Fifth Third Balanced Fund
                                    Investment A Shares

                                           Year Ended July 31,
                                ----------------------------------------------
                                  2000     1999      1998      1997     1996
Per Share Data                  --------  -------  --------  --------  -------
Net Asset Value, Beginning of
 Period                         $  16.12  $ 14.99  $  15.33  $  11.75  $ 11.28
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income              0.17     0.20      0.27      0.27     0.27
 Net realized and unrealized
  gains from investments            2.62     1.86      0.92      4.06     0.47
-------------------------------------------------------------------------------
 Total from Investment
  Operations                        2.79     2.06      1.19      4.33     0.74
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.20)   (0.19)    (0.28)    (0.26)   (0.27)
 Net realized gain on
  investments                      (1.34)   (0.74)    (1.25)    (0.49)     --
-------------------------------------------------------------------------------
 Total Distributions               (1.54)   (0.93)    (1.53)    (0.75)   (0.27)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period  $  17.37  $ 16.12  $  14.99  $  15.33  $ 11.75
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                           18.28%   14.30%     8.41%    38.45%    6.52%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                       1.25%    1.28%     1.00%     1.00%    1.00%
 Net investment income/(loss)       1.30%    1.22%     1.84%     2.05%    2.31%
 Expense
  waiver/reimbursement(c)           0.06%    0.06%     0.43%     0.40%    0.06%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                        $104,750  $79,686  $173,177  $122,765  $92,808
 Portfolio turnover(d)               122%     128%      135%      101%      61%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                                       Fifth Third Balanced Fund
                                    Investment C Shares

                                      Year ended July 31,         Period Ended
                                  ------------------------------    July 31,
                                   2000    1999    1998    1997      1996*
Per Share Data                    ------  ------  ------  ------  ------------
Net Asset Value, Beginning of
 Period                           $16.13  $15.01  $15.34  $11.75     $12.13
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income              0.12    0.11    0.17    0.16       0.05
 Net realized and unrealized
  gains from investments            2.57    1.88    0.92    4.08      (0.39)
-------------------------------------------------------------------------------
 Total from Investment Operations   2.69    1.99    1.09    4.24      (0.34)
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.13)  (0.13)  (0.17)  (0.16)     (0.04)
 Net realized gain on investments  (1.34)  (0.74)  (1.25)  (0.49)       --
-------------------------------------------------------------------------------
 Total Distributions               (1.47)  (0.87)  (1.42)  (0.65)     (0.04)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period    $17.35  $16.13  $15.01  $15.34     $11.75
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                           17.66%  13.78%   7.67%  37.52%     (2.80)(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                       1.75%   1.76%   1.58%   1.75%      1.78%(b)
 Net investment income/(loss)       0.80%   0.78%   1.24%   1.30%      1.60%(b)
 Expense waiver/reimbursement(c)    0.31%   0.29%   0.49%   0.30%      0.07%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                          $7,815  $6,692  $4,796  $1,155     $  264
 Portfolio turnover(d)               122%    128%    135%    101%        61%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                        Fifth Third Mid Cap Fund
                                     Investment A Shares


                                          Year ended July 31,
                               ------------------------------------------------
                                2000      1999       1998       1997     1996
Per Share Data                 -------   -------   --------   --------  -------
Net Asset Value, Beginning of
 Period                        $ 15.82   $ 16.19   $  16.98   $  12.60  $ 12.59
--------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)    (0.08)    (0.10)     (0.03)      0.02     0.06
 Net realized and unrealized
  gains/(losses) from
  investments                     4.60      1.17       0.98       5.55     0.11
--------------------------------------------------------------------------------
 Total from Investment
  Operations                      4.52      1.07       0.95       5.57     0.17
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             --        --         --       (0.02)   (0.07)
 In excess of net investment
  income                           --        --         --       (0.02)     --
 Net realized gains              (1.18)    (1.44)     (1.74)     (1.15)   (0.09)
--------------------------------------------------------------------------------
 Total Distributions             (1.18)    (1.44)     (1.74)     (1.19)   (0.16)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $ 19.16   $ 15.82   $  16.19   $  16.98  $ 12.60
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                         30.22%     7.29%      5.69%     47.17%    1.27%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                     1.24%     1.28%      1.01%      1.00%    1.00%
 Net investment income/(loss)    (0.51%)   (0.59%)    (0.19%)     0.10%    0.42%
 Expense
  waiver/reimbursement(c)         0.05%     0.11%      0.40%      0.37%    0.06%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $36,430   $27,966   $217,547   $186,066  $72,663
 Portfolio turnover(d)              42%       49%        44%        52%      54%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights
                                                        Fifth Third Mid Cap Fund
                                     Investment C Shares

                                Year ended July 31,             Period Ended
                            ---------------------------------     July 31,
                             2000     1999     1998     1997       1996*
Per Share Data              ------   ------   ------   ------   ------------
Net Asset Value, Beginning
 of Period                  $15.52   $15.98   $16.88   $12.59      $13.72
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment
  income/(loss)              (0.16)   (0.18)   (0.05)   (0.07)      (0.01)
 Net realized and
  unrealized gains/(losses)
  from investments            4.47     1.16     0.89     5.51       (1.12)
-------------------------------------------------------------------------------
 Total from Investment
  Operations                  4.31     0.98     0.84     5.44       (1.13)
-------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --       --       --       --          --
 In excess of net
  investment income            --       --       --       --          --
 Net realized gain on
  investment                 (1.18)   (1.44)   (1.74)   (1.15)        --
-------------------------------------------------------------------------------
 Total Distributions         (1.18)   (1.44)   (1.74)   (1.15)       0.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $18.65   $15.52   $15.98   $16.88      $12.59
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes
 sales charge)               29.48%    6.79%    5.03%   46.05%      (8.24)% (a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net expenses                 1.74%    1.85%    1.61%    1.75%       1.78% (b)
 Net investment loss         (1.01%)  (1.07%)  (0.81%)  (0.62%)     (0.51%)(b)
 Expense
  waiver/reimbursement(c)     0.30%    0.32%    0.44%    0.27%       0.06% (b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)             $  979   $  794   $1,049   $  439      $  229
 Portfolio turnover(d)          42%      49%      44%      52%         54%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                           Fifth Third International Equity Fund
                               Investment A Shares

                                             Year ended July 31,
                                   --------------------------------------------
                                    2000    1999     1998      1997      1996
Per Share Data                     ------  ------  --------  --------  --------
Net Asset Value, Beginning of
 Period                            $12.84  $12.56  $  12.05  $  10.74  $   9.83
--------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)        0.04    0.03      0.09      0.04      0.01
 Net realized and unrealized
  gains/(losses) from investments    1.01    0.49      1.31      2.15      0.90
--------------------------------------------------------------------------------
 Total from Investment Operations    1.05    0.52      1.40      2.19      0.91
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                --    (0.08)    (0.59)    (0.66)      --
 In excess of net investment
  income                              --    (0.09)      --      (0.16)      --
 Net realized gains                 (1.18)  (0.07)    (0.30)    (0.06)      --
--------------------------------------------------------------------------------
 Total Distributions                (1.18)  (0.24)    (0.89)    (0.88)     0.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $12.71  $12.84  $  12.56  $  12.05  $  10.74
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                             8.02%   4.23%    13.29%    21.78%     9.26%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                        1.70%   1.52%     1.47%     1.38%     1.61%
 Net investment income/(loss)        0.32%   0.03%     0.66%     0.39%     0.32%
 Expense waiver/reimbursement(c)     0.00%   0.18%     0.35%     0.35%     0.05%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                           $7,901  $5,821  $163,297  $151,728  $120,349
 Portfolio turnover(d)                 86%     42%       39%       60%       41%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights
                                           Fifth Third International Equity Fund
                               Investment C Shares

                                   Year ended July 31,             Period Ended
                               ---------------------------------     July 31,
                                2000     1999     1998     1997       1996*
Per Share Data                 ------   ------   ------   ------   ------------
Net Asset Value, Beginning of
 Period                        $12.76   $12.51   $12.01   $10.71      $11.21
--------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment income/(loss)   (0.03)     --     (0.06)   (0.02)       0.01
 Net realized and unrealized
  gains/(losses) from
  investments                    0.99     0.46     1.39     2.16       (0.51)
--------------------------------------------------------------------------------
 Total from Investment
  Operations                     0.96     0.46     1.33     2.14       (0.50)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income            --     (0.14)   (0.53)   (0.46)        --
 In excess of net investment
  income                          --       --       --     (0.32)        --
 Net realized gains             (1.18)   (0.07)   (0.30)   (0.06)        --
--------------------------------------------------------------------------------
 Total Distributions            (1.18)   (0.21)   (0.83)   (0.84)       0.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $12.54   $12.76   $12.51   $12.01      $10.71
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                         7.25%    3.79%   12.57%   21.25%       8.95%(a)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                    2.22%  $ 2.25%    2.22%    2.13%       2.34%(b)
 Net investment income/(loss)   (0.20%)  (0.08%)  (0.09%)  (0.28%)      0.76%(b)
 Expense
  waiver/reimbursement(c)        0.00%    0.25%    0.25%    0.25%       0.00%(b)
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $  276   $  235   $  291   $  210      $   57
 Portfolio turnover(d)             86%      42%      39%      60%         41%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                     Fifth Third Technology Fund
                                  Investment A Shares

                                                 Period ended
                                                   July 31,
                                                    2000*
Per Share Data                                   ------------
Net Asset Value, Beginning of Period                $20.00
---------------------------------------------------------------
Income from Investment Operations:                   (0.03)
 Net investment income
 Net realized and unrealized gains/(losses) from
  investments                                        (0.76)
---------------------------------------------------------------
 Total from Investment Operations                    (0.79)
---------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                 --
 In excess of net investment income                    --
 Net realized gains                                    --
---------------------------------------------------------------
 Total Distributions                                   --
---------------------------------------------------------------
---------------------------------------------------------------
Net Asset Value, End of Period                      $19.21
---------------------------------------------------------------
---------------------------------------------------------------
Total Return (excludes sales charge)                 (5.69%)(a)
---------------------------------------------------------------
---------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                                         1.70% (b)
 Net investment income/(loss)                        (1.27%)(b)
---------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                 $4,560
 Portfolio turnover(c)                                  11%
---------------------------------------------------------------
---------------------------------------------------------------

            Financial Highlights
                                                     Fifth Third Technology Fund
                                  Investment C Shares

                                                             Period Ended
                                                               July 31,
                                                                2000*
Per Share Data                                               ------------
Net Asset Value, Beginning of Period                            $20.00
---------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                                           (0.03)
 Net realized and unrealized gains/(losses) from investments     (0.77)
---------------------------------------------------------------------------
 Total from Investment Operations                                (0.80)
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             --
 In excess of net investment income                                --
 Net realized gains                                                --
---------------------------------------------------------------------------
 Total Distributions                                               --
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period                                  $19.20
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)                             (5.65%)(a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:                                     2.42% (b)
 Net Expenses                                                    (1.89%)(b)
 Net investment income/(loss)                                      --
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                             $  105
 Portfolio turnover(c)                                              11%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                Fifth Third Bond Fund For Income
                                Investment A Shares

                                             Year Ended July 31,
                                      ------------------------------------
                                       2000     1999      1998     1997*
Per Share Data                        -------  -------  --------  --------
Net Asset Value, Beginning of Period  $ 11.69  $ 12.19  $  12.19  $  12.00
------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)            0.66     0.71      0.68      0.37
 Net realized and unrealized
  gains/(losses) from investments       (0.22)   (0.41)     0.06      0.18
------------------------------------------------------------------------------
 Total from Investment Operations        0.44     0.30      0.74      0.55
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                  (0.65)   (0.59)    (0.69)    (0.36)
 In excess from net investments           --       --        --        --
 Net realized gains                       --     (0.21)    (0.05)      --
------------------------------------------------------------------------------
 Total Distributions                    (0.65)   (0.80)    (0.74)    (0.36)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 11.48  $ 11.69  $  12.19  $  12.19
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)     3.90%    2.42%     6.23%     4.64%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                            1.01%    0.97%     0.75%     0.79%(b)
 Net investment income/(loss)            5.59%    4.80%     5.54%     6.08%(b)
 Expense waiver/reimbursement(c)         0.04%    0.05%     0.42%     0.42%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $27,319  $40,508  $188,071  $157,108
 Portfolio turnover(d)                    185%     104%      127%      157%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

            Financial Highlights
                                                Fifth Third Bond Fund For Income
                                Investment C Shares

                                                Year Ended July 31,
                                            ------------------------------
                                             2000    1999   1998**  1997*
Per Share Data                              ------  ------  ------  ------
Net Asset Value, Beginning of Period        $11.69  $12.19  $12.18  $12.00
------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                 0.60    0.53    0.60   (0.01)
 Net realized and unrealized gains/(losses)
  from investments                           (0.21)  (0.29)   0.05    0.50
------------------------------------------------------------------------------
 Total from Investment Operations             0.39    0.24    0.65    0.49
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.59)  (0.53)  (0.59)  (0.22)
 In excess of net investment income            --      --      --    (0.09)
 Net realized gains                            --    (0.21)  (0.05)    --
------------------------------------------------------------------------------
 Total Distributions                         (0.59)  (0.74)  (0.64)  (0.31)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.49  $11.69  $12.19  $12.18
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)          3.43%   1.92%   5.50%   4.18%(a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                                 1.51%   1.54%   1.34%   1.54%(b)
 Net investment income/(loss)                 5.10%   3.40%   4.89%   4.20%(b)
 Expense waiver/reimbursement(c)              0.26%   0.28%   0.32%   0.26%(b)
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)         $  365  $  567  $  230  $    6
 Portfolio turnover(d)                         185%    104%    127%    157%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Per share information is calculated using the average share method.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                   Fifth Third Quality Bond Fund
                                 Investment A Shares

                                              Year ended July 31,
                                     ------------------------------------------
                                      2000    1999     1998     1997     1996
Per Share Data                       ------  ------  --------  -------  -------
Net Asset Value, Beginning of
 Period                              $ 9.52  $ 9.96  $   9.85  $  9.52  $  9.72
--------------------------------------------------------------------------------
Investment Operations
 Net investment income/(loss)          0.54    0.65      0.54     0.55     0.56
 Net realized and unrealized
  gains/(losses) from investments     (0.14)  (0.51)     0.12     0.32    (0.19)
--------------------------------------------------------------------------------
 Total from Investment Operations      0.40    0.14      0.66     0.87     0.37
--------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.54)  (0.47)    (0.55)   (0.54)   (0.57)
 In excess of net investment income     --      --        --       --       --
 Net realized gains                     --    (0.11)      --       --       --
--------------------------------------------------------------------------------
 Total Distributions                  (0.54)  (0.58)    (0.55)   (0.54)   (0.57)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.38  $ 9.52  $   9.96  $  9.85  $  9.52
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               4.41%   1.26%     6.91%    9.43%    3.86%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          1.00%   0.92%     0.75%    0.75%    0.75%
 Net investment income/(loss)          5.82%   4.85%     5.50%    5.71%    5.80%
 Expense waiver/reimbursement(c)       0.09%   0.17%     0.45%    0.41%    0.06%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $9,494  $9,826  $107,794  $91,789  $83,422
 Portfolio turnover(d)                  368%    349%      279%     181%     117%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Financial Highlights
                                                   Fifth Third Quality Bond Fund
                                 Investment C Shares

                                            Year ended July 31,
                                     --------------------------------------
                                       2000    1999    1998    1997   1996*
Per Share Data                       ------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period                              $ 9.51  $ 9.95  $ 9.86  $ 9.53  $ 9.62
-------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)          0.53    0.43    0.48    0.49    0.14
 Net realized and unrealized
  gains/(losses) from investments     (0.16)  (0.33)   0.09    0.32   (0.08)
-------------------------------------------------------------------------------
 Total from Investment Operations      0.37    0.10    0.57    0.81    0.06
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.50)  (0.43)  (0.48)  (0.48)  (0.15)
 In excess of net investment income     --      --      --      --      --
 Net realized gains                     --    (0.11)    --      --      --
-------------------------------------------------------------------------------
 Total Distributions                  (0.50)  (0.54)  (0.48)  (0.48)  (0.15)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.38  $ 9.51  $ 9.95  $ 9.86  $ 9.53
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               3.98%   0.75%   5.92%   8.68%   0.62%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          1.50%   1.43%   1.50%   1.50%   1.52%(b)
 Net investment income/(loss)          5.31%   4.23%   4.76%   4.97%   5.03%(b)
 Expense waiver/reimbursement(c)       0.33%   0.36%   0.35%   0.31%   0.09%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $  697  $  811  $  399  $  204  $  162
 Portfolio turnover(d)                  368%    349%    279%    181%    117%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                     Fifth Third U.S. Government Securities Fund
                            Investment A Shares

                                              Year ended July 31,
                                     -----------------------------------------
                                      2000    1999    1998     1997     1996
Per Share Data                       ------  ------  -------  -------  -------
Net Asset Value, Beginning of
 Period                              $ 9.64  $ 9.82  $  9.75  $  9.55  $  9.77
-------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)          0.48    0.55     0.52     0.54     0.55
 Net realized and unrealized
  gains/(losses) from investments     (0.09)  (0.26)    0.07     0.19    (0.20)
-------------------------------------------------------------------------------
 Total from Investment Operations      0.39    0.29     0.59     0.73     0.35
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.48)  (0.47)   (0.52)   (0.53)   (0.57)
-------------------------------------------------------------------------------
 Total Distributions                  (0.48)  (0.47)   (0.52)   (0.53)   (0.57)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.55  $ 9.64  $  9.82  $  9.75  $  9.55
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               4.20%   2.89%    6.17%    7.83%    3.63%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          0.98%   0.95%    0.75%    0.75%    0.75%
 Net investment income/(loss)          4.95%   4.62%    5.30%    5.56%    5.67%
 Expense waiver/reimbursement(c)       0.21%   0.33%    0.53%    0.50%    0.29%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $2,818  $5,192  $41,550  $42,414  $30,754
 Portfolio turnover(d)                   46%     93%     155%     169%     103%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                     Fifth Third U.S. Government Securities Fund
                            Investment C Shares

                                            Year ended July 31,
                                     --------------------------------------
                                      2000    1999    1998    1997   1996*
Per Share Data                       ------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period                              $ 9.61  $ 9.80  $ 9.75  $ 9.56  $ 9.65
-------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)          0.43    0.41    0.46    0.46    0.16
 Net realized and unrealized
  gains/(losses) from investments     (0.09)  (0.18)   0.04    0.19   (0.10)
-------------------------------------------------------------------------------
 Total from Investment Operations      0.34    0.23    0.50    0.65    0.06
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.43)  (0.42)  (0.45)  (0.46)  (0.15)
-------------------------------------------------------------------------------
 Total Distributions                  (0.43)  (0.42)  (0.45)  (0.46)  (0.15)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.52  $ 9.61  $ 9.80  $ 9.75  $ 9.56
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               3.65%   2.31%   5.19%   6.92%   0.60%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          1.48%   1.40%   1.50%   1.50%   1.52%(b)
 Net investment income/(loss)          4.41%   4.20%   4.56%   4.82%   4.80%(b)
 Expense waiver/reimbursement(c)       0.44%   0.54%   0.43%   0.40%   0.37%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $  198  $  431  $  118  $   75  $   49
 Portfolio turnover(d)                   46%     93%    155%    169%    103%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                                 Fifth Third Municipal Bond Fund
                                Investment A Shares

                                            Year Ended July 31,
                                      -------------------------------------
                                       2000       1999     1998     1997*
Per Share Data                        ------     ------  --------  --------
Net Asset Value, Beginning of Period  $11.79     $12.24  $  12.33  $  12.00
-------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)           0.45       0.45      0.50      0.28
 Net realized and unrealized
  gains/(losses) from investments      (0.22)     (0.25)     0.01      0.32
-------------------------------------------------------------------------------
 Total from Investment Operations       0.23       0.20      0.51      0.60
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.45)     (0.44)    (0.51)    (0.27)
 In excess of net investment
  income/(loss)                          --         --        --        --
 Net realized gains                    (0.11)     (0.21)    (0.09)      --
-------------------------------------------------------------------------------
 Total Distributions                   (0.59)     (0.65)    (0.60)    (0.27)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period        $11.46     $11.79  $  12.24  $  12.33
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales charge)    2.07%(a)   1.56%     4.28%     5.04%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                           1.00%(b)   0.81%     0.76%     0.81%(b)
 Net investment income/(loss)           3.91%(b)   3.99%     4.09%     4.44%(b)
 Expense waiver/reimbursement(c)        0.11%(b)   0.31%     0.45%     0.42%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $  207     $  386  $117,333  $101,616
 Portfolio turnover(d)                    84%       110%      121%       63%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                                 Fifth Third Municipal Bond Fund
                                Investment C Shares

                                              Year ended July 31,
                                            ---------------------------
                                            2000 1999 1998**     1997*
Per Share Data                              ---- ---- ------     ------
Net Asset Value, Beginning of Period        $--  $--  $12.33     $12.00
---------------------------------------------------------------------------
Investment Operations
 Net investment income/(loss)                           0.18      (0.20)
 Net realized and unrealized gains/(losses)
  from investments                           --   --    0.07       0.75
---------------------------------------------------------------------------
 Total from Investment Operations            --   --    0.25       0.55
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                 (0.18)     (0.16)
 In excess of net investment income          --   --     --       (0.06)
 Net realized gains                                    (0.09)       --
---------------------------------------------------------------------------
 Total Distributions                         --   --   (0.27)     (0.22)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Asset Value, End of Period               --   --  $12.31     $12.33
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Return (excludes sales charge)         N/A  N/A   2.03%(a)   4.65%(a)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                                N/A  N/A   1.51%(b)   1.56%(b)
 Net investment income/(loss)                N/A  N/A   3.41%(b)   3.09%(b)
 Expense waiver/reimbursement(c)             N/A  N/A   0.37%(b)   0.26%(b)
---------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)         $--  $--  $  --      $   11
 Portfolio turnover(d)                       N/A  N/A    121%        63%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment C Shares.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                             Fifth Third Ohio Tax Free Bond Fund
                               Investment A Shares

                                            Year Ended July 31,
                                 ---------------------------------------------
                                  2000     1999      1998      1997     1996
Per Share Data                   -------  -------  --------  --------  -------
Net Asset Value, Beginning of
 Period                          $ 10.02  $ 10.29  $  10.31  $  10.01  $  9.99
-------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income              0.39     0.46      0.42      0.43     0.40
 Net realized and unrealized
  gains/(losses) from
  investments                      (0.11)   (0.29)     0.02      0.30     0.03
-------------------------------------------------------------------------------
 Total from Investment
  Operations                        0.28     0.17      0.44      0.73     0.43
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.39)   (0.38)    (0.42)    (0.43)   (0.41)
 In excess of net investment
  income                             --       --        --        --       --
 Net realized gains                (0.02)   (0.06)    (0.04)      --       --
-------------------------------------------------------------------------------
 Total Distributions               (0.41)   (0.44)    (0.46)    (0.43)   (0.41)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period   $  9.89  $ 10.02  $  10.29  $  10.31  $ 10.01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                            2.85%    1.63%     4.38%     7.49%    4.33%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                       1.01%    1.00%     0.74%     0.75%    0.74%
 Net investment income/(loss)       3.88%    3.68%     4.09%     4.27%    4.01%
 Expense waiver/reimbursement(c)    0.04%    0.21%     0.43%     0.37%    0.32%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                         $13,257  $22,008  $188,966  $168,800  $35,463
 Portfolio turnover(d)                26%      47%       42%       49%      30%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Financial Highlights
                                             Fifth Third Ohio Tax Free Bond Fund
                                        Investment C Shares

                                            Year ended July 31,
                                     --------------------------------------
                                      2000    1999    1998    1997   1996*
Per Share Data                       ------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period                              $10.01  $10.28  $10.31  $10.00  $10.02
-------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                 0.34    0.33    0.35    0.36    0.10
 Net realized and unrealized
  gains/(losses) from investments     (0.12)  (0.21)   0.01    0.31   (0.01)
-------------------------------------------------------------------------------
 Total from Investment Operations      0.22    0.12    0.36    0.67    0.09
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.34)  (0.33)  (0.35)  (0.35)  (0.11)
 In excess of net investment income     --      --      --    (0.01)    --
 Net realized gains                   (0.02)  (0.06)  (0.04)    --      --
-------------------------------------------------------------------------------
 Total Distributions                  (0.36)  (0.39)  (0.39)  (0.36)  (0.11)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 9.87  $10.01  $10.28  $10.31  $10.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                               2.25%   1.13%   3.56%   6.84%   0.91%(a)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Expenses                          1.52%   1.55%   1.49%   1.50%   1.52%(b)
 Net investment income/(loss)          3.30%   3.05%   3.33%   3.51%   3.41%(b)
 Expense waiver/reimbursement(c)       0.29%   0.38%   0.33%   0.27%   0.28%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)  $  990  $1,071  $  584  $  248  $   38
 Portfolio turnover(d)                   26%     47%     42%     49%     30%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

(a) Not annualized.

(b) Annualized.

(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Addresses
[CAPTION]

------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund                                         Fifth Third Funds
Fifth Third Prime Money Market Fund                                              c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund                                         38 Fountain Square Plaza
Fifth Third Quality Growth Fund                                                  Cincinnati, Ohio 45263
Fifth Third Equity Income Fund
Fifth Third Pinnacle Fund
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Technology Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                               Fifth Third Bank
                                                                                 38 Fountain Square Plaza
                                                                                 Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor (Pinnacle Fund only)                                          Heartland Capital Management, Inc.
                                                                                 251 North Illinois Street
                                                                                 Suite 300
                                                                                 Indianapolis, Indiana 46204

------------------------------------------------------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)                                     Morgan Stanley Dean Witter Investment
                                                                                 Management Inc.
                                                                                 1221 Avenue of the Americas
                                                                                 New York, New York 10020

------------------------------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
  and Sub-Administrator                                                          Fifth Third Bank
                                                                                 38 Fountain Square Plaza
                                                                                 Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------------------------------------------------

Distributor, Administrator, and Sub-Transfer Agent                               BISYS Fund Services Limited Partnership
                                                                                 3435 Stelzer Road
                                                                                 Columbus, Ohio 43219

------------------------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                             Arthur Andersen LLP
                                                                                 Suite 1500
                                                                                 425 Walnut Street
                                                                                 Cincinnati, Ohio 45202

------------------------------------------------------------------------------------------------------------------------------------

The following additonal information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                            38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone:  1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------

              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.
 .  At no charge from the Commission's Website at http://www.sec.gov.



                           [LOGO] Fifth Third Funds



PROSP-ABC   11/00                       Investment Company Act file no. 811-5669

                               FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information
                                December 1, 2000

     This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated December 1, 2000:
 .    Fifth Third Quality Growth Fund
 .    Fifth Third Pinnacle Fund
 .    Fifth Third Equity Income Fund
 .    Fifth Third Balanced Fund
 .    Fifth Third Mid Cap Fund
 .    Fifth Third International Equity Fund
 .    Fifth Third Technology Fund
 .    Fifth Third Bond Fund For Income
 .    Fifth Third Quality Bond Fund
 .    Fifth Third U.S. Government Securities Fund
 .    Fifth Third Municipal Bond Fund
 .    Fifth Third Ohio Tax Free Bond Fund
 .    Fifth Third Government Money Market Fund
 .    Fifth Third Ohio Tax Exempt Money Market Fund
 .    Fifth Third Prime Money Market Fund
 .    Fifth Third Tax Exempt Money Market Fund
 .    Fifth Third U.S. Treasury Money Market Fund


     This Statement of Additional Information is incorporated in its entirety into these Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353.  This SAI is not a prospectus.

                               Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, Ohio 45263

                               TABLE OF CONTENTS
                               -----------------

                                                                             Page
                                                                             ----
GENERAL INFORMATION ABOUT THE TRUST........................................     1
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS.............................     3
 Investment Objectives.....................................................     3
 Investment Limitations....................................................     3
 Fundamental Limitations...................................................     3
 Non-fundamental Limitations...............................................     5
 Fundamental Limitations...................................................     6
 Non-Fundamental Limitations...............................................     8
 All Funds except Stock and Bond Funds.....................................     9
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES..     9
 Types of Investments......................................................     9
 Portfolio Turnover........................................................    21
 Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund)..........    21
 Special Restriction on Fifth Third Government Money Market Fund...........    22
 Special Restriction on Fifth Third U.S. Treasury Money Market Fund........    22
FIFTH THIRD FUNDS MANAGEMENT...............................................    23
 Officers and Trustees.....................................................    23
 Trust Ownership...........................................................    23
 Trustee Liability.........................................................    32
 Codes of Ethics...........................................................    32
INVESTMENT ADVISORY SERVICES...............................................    32
Investment Advisors to the Trust...........................................    32
 Advisory Fees.............................................................    34
 Sub-advisor...............................................................    34
 Sub-advisory Fees.........................................................    34
 Administrative Services...................................................    34
 Custody of Fund Assets....................................................    35
 Transfer Agent and Dividend Disbursing Agent..............................    36
BROKERAGE TRANSACTIONS.....................................................    37
PURCHASING SHARES..........................................................    39
 Distribution Plan and Administrative Services Agreement
      (Investment C Shares Only)...........................................    39
 Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund
     Shares................................................................    40
 Conversion of Investment B Shares to Investment A Shares..................    41
 Conversion to Federal Funds...............................................    41
 Exchanging Securities for Fund Shares.....................................    41
 Payments to Dealers.......................................................    41
REDEEMING SHARES...........................................................    42
 Redemption in Kind........................................................    42
 Postponement of Redemptions...............................................    43
DETERMINING ASSET VALUE....................................................    43
 Determining Market Value of Security......................................    43
 Valuing Municipal Bonds...................................................    44
 Use of Amortized Cost.....................................................    44
 Monitoring Procedures.....................................................    44
 Investment Restrictions...................................................    44
 Trading in Foreign Securities.............................................    45
TAX STATUS.................................................................    45
 Foreign Taxes.............................................................    50
PERFORMANCE INFORMATION....................................................    50
 Total Return..............................................................    50
 Tax-Equivalent Yield......................................................    53
 Tax Equivalency Table.....................................................    53

PERFORMANCE COMPARISONS.....................................................   54
FINANCIAL STATEMENTS........................................................   57
APPENDIX....................................................................   59

                     GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

     The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

-------------------------------------------------------------------------------------------------------------------------
                   Funds                                                        Classes
-------------------------------------------------------------------------------------------------------------------------
                                                Investment A       Investment B       Investment C     Institutional
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality             X                  X                  X                  X
 Growth Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Income Fund ("Equity               X                  X                  X                  X
 Income Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Pinnacle Fund ("Pinnacle Fund")           X                  X                  X                  X
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund ("Balanced Fund")           X                  X                  X                  X
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Fund ("Mid Cap Fund")             X                  X                  X                  X
-------------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                 X                  X                  X                  X
 ("International Equity Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund For Income ("Bond               X                 X*                  X                  X
 Fund Income")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Bond Fund ("Quality               X                  X                  X                  X
 Bond Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Securities Fund           X                 X*                  X                  X
 ("Government Securities Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund ("Municipal           X                 X*                  X                  X
 Bond Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund ("Ohio            X                  X                  X                  X
 Tax Free Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund ("Technology              X                  X                  X                  X
 Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Exempt Money Market              X*                                                       X*
 Fund ("Ohio Money Market Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund              X                                                        X
 ("Government Money Market Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund ("Prime           X                  X                                     X
 Money Market Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund              X                                                        X
 ("Tax Exempt Fund")
-------------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund                                                                    X
 ("U.S. Treasury Money Market Fund")
-------------------------------------------------------------------------------------------------------------------------

     *These shares are currently not available to the public.

     Each Fund, is an "open-end" management investment company, and other than the Ohio Tax Free Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Tax Free Fund, may, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer.


     On October 30, 2000, the Fifth Third Cardinal Fund transferred all of its assets and liabilities to the Quality Fund in exchange for shares of the Quality Growth Fund. Therefore, the Fifth Third Cardinal Fund is no longer in existence.


     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Bank (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. serves as investment sub-advisor to the Ohio Money Market Fund (collectively, the "Sub-advisors").

               INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


     The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

Investment Objectives

     Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Issuing Senior Securities and Borrowing Money.  None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one- third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.

     The Funds described herein will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds described herein will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds described herein intend to borrow money.

     Selling Short and Buying on Margin.  None of the Funds described herein
     ----------------------------------
will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund described herein (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Pledging Assets.  The Funds described herein will not mortgage, pledge, or
     ---------------
hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     Lending Cash or Securities.  The Funds described herein will not lend any
     --------------------------
of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     Investing in Commodities.  None of the Funds described herein will purchase
     ------------------------
or sell commodities or commodity contracts except to the extent that the Funds described herein (with the exception of Ohio Tax Free Fund, Government Securities Fund, Municipal Bond Fund and Pinnacle Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

     Investing in Real Estate.  None of the Funds described herein will purchase
     ------------------------
or sell real estate, including limited partnership interests, although each of these Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments.  With respect to 75% of the value of their
     ------------------------------
respective total assets, none of the Funds described herein (with the exception of Ohio Tax Free Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds described herein will acquire more than 10% of the outstanding voting securities of any one issuer.

     Dealing in Puts and Calls.  The Pinnacle Fund, Municipal Bond Fund and Ohio
     -------------------------
Tax Free Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     Concentration of Investments.  The Quality Growth Fund, Cardinal Fund,
     ----------------------------
Pinnacle Fund, Balanced Fund, Mid Cap Fund, Technology Fund and International Equity Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     Neither the Ohio Tax Free Fund or the Municipal Bond Fund will purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, their Funds described herein may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

     Underwriting.  None of the Funds described herein will underwrite any issue
     ------------
of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Non-Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     Investing in Restricted Securities.  The Funds described herein will not
     ----------------------------------
invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities.  The Funds described herein will not
     --------------------------------
invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

     Investing in Securities of Other Investment Companies.  The Funds described
     -----------------------------------------------------
herein will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds described herein will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     Investing in Warrants.  None of the Quality Growth Fund, Equity Income
     ---------------------
Fund, Cardinal Fund, Balanced Fund, Mid Cap Fund, or International Equity Fund may invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

     Investing in Put Options.  The International Equity Fund will not purchase
     ------------------------
put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Writing Covered Call Options.  The International Equity Fund will not write
     ----------------------------
call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Selling Short and Buying on Margin.  None of the Funds described herein
     ----------------------------------
will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

     Issuing Senior Securities and Borrowing Money.  None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets (except for the Government Money Market Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds described herein considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

     Neither the Government Money Market Fund, Ohio Money Market Fund nor the Tax Exempt Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The U.S. Treasury Money Market Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of the Funds described herein has any present intention to borrow money.

     Pledging Securities or Assets.  The Prime Money Market Fund will not pledge
     -----------------------------
securities. None of the Government Money Market Fund, Tax Exempt Money Market Fund, Ohio Money Market Fund or U.S. Treasury Money Market Fund will mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


     Investing in Commodities, Commodity Contracts, or Real Estate.  Prime Money
     -------------------------------------------------------------
Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


     Underwriting.  The Prime Money Market Fund will not engage in underwriting
     ------------
of securities issued by others.

     Lending Cash or Securities.  None of the Funds described herein will lend
     --------------------------
any of its assets, except that the Government Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, the Prime Money Market Fund may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies, the Tax Exempt Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, and the U.S. Treasury Money Market Fund may purchase or hold U.S. Treasury obligations, including repurchase agreements permitted by its investment objective and policies.

     Acquiring Voting Securities.  The Prime Money Market Fund will not acquire
     ---------------------------
the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

     The Tax Exempt Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Diversification of Investments.  With respect to 75% of the value of its
     ------------------------------
total assets, the Prime Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

     The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.


     With respect to 75% of the value of its total assets, the Tax Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Concentration of Investments. The Prime Money Market Fund will not invest
     ----------------------------
more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

     Dealing in Puts and Calls. The Tax Exempt Money Market Fund will not buy
     -------------------------
or sell puts, calls, straddles, spreads, or any combination of these.


     Investing in Securities of Other Investment Companies. Each of the Prime
     -----------------------------------------------------
Money Market Fund and the U.S. Treasury Money Market Fund acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

Non-Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


     Investing in Securities of Other Investment Companies.  Each of the
     -----------------------------------------------------
Government Money Market Fund, the Tax Exempt Money Market Fund and Ohio Money Market Fund can acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is on limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

     Investing in Illiquid Securities. None of the Funds described herein will
     --------------------------------
invest more than 10% of the value of its net assets in illiquid securities.

     Investing in Restricted Securities. Neither the Prime Money Market nor the
     ----------------------------------
Tax Exempt Money Market Fund will invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.


     Except with respect to the Fund's policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     For the purposes of its policies and limitations, each of the Funds described herein considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


        ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT
                                  TECHNIQUES

Types of Investments


     Bank Instruments.   The Prime Money Market Fund, the Tax Exempt Money
     ----------------
Market Fund, the Ohio Money Market Fund, the Quality Bond Fund, the Quality Growth Fund, the Technology Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, the Pinnacle Fund and the Municipal Bond

Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

     In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.


     Futures and Options Transactions. All of the Funds except the Money Market
     --------------------------------
may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

     As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

     The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


     Futures Contracts. The Funds except the Money Market Funds, the Ohio Tax
     -----------------
Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may enter into futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.


     Stock Index Options. The Funds other than Money Market Funds, the Ohio Tax
     -------------------
Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


     Put Options on Financial Futures Contracts. The Funds other than Money
     ------------------------------------------
Market Funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.


     Call Options on Financial Futures Contracts. The Funds other than the Money
     -------------------------------------------
Market Funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions. No Fund will maintain open positions
     ------------------------------------
in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions. Unlike the purchase or sale of a
     --------------------------------
security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, "equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.


     Purchasing Put Options on Portfolio Securities. The Funds other than the
     ----------------------------------------------
Money Market Funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.


     Writing Covered Call Options on Portfolio Securities. The Funds other than
     ----------------------------------------------------
the Money Market Funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).


     Over-the-Counter Options. The Funds other than the Fifth Third Money Market
     ------------------------
Funds, Ohio Tax Free Fund, Municipal Bond Fund and the Pinnacle Fund, may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     Collateralized Mortgage Obligations ("CMOs"). The U.S. Government
     --------------------------------------------
Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Quality Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

     Convertible Securities. The Quality Growth Fund, the Technology Fund, the
     ----------------------
Mid Cap Fund, the Balanced Fund, the International Equity Fund, the Cardinal Fund, the Pinnacle Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

     In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants. The Quality Growth Fund, the Technology Fund, the Mid Cap Fund,
     --------
the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Municipal Securities. The Ohio Tax Free Fund and the Ohio Money Market Fund
     --------------------
may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of Municipal Securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

     Participation Interests. The Ohio Tax Free Fund, the Municipal Bond Fund,
     -----------------------
the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Variable Rate Municipal Securities. The Ohio Tax Free Fund, the Municipal
     ----------------------------------
Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     Municipal Leases. The Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio
     ----------------
Money Market Fund and the Tax Exempt Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     Cash. From time to time, such as when suitable securities are not
     ----
available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of a bond fund and Money Market fund, the Fund's yield.

     Foreign Currency Transactions. The International Equity Fund may engage in
     -----------------------------
foreign currency transactions.

     Currency Risks. The exchange rates between the U.S. dollar and foreign
     --------------
currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, the International Equity Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

     The International Equity Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

     Forward Foreign Currency Exchange Contracts. The International Equity Fund
     -------------------------------------------
may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the International Equity Fund's best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

     The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option
     ------------------------
buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the International Equity Fund would not have to exercise their put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the International Equity Fund would not have to exercise its call. Instead, the International Equity Fund could acquire in the spot market the amount of foreign currency needed for settlement.

     Special Risks Associated with Foreign Currency Options. Buyers and sellers
     ------------------------------------------------------
of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Foreign Currency Futures Transactions. By using foreign currency futures
     -------------------------------------
contracts and options on such contracts, the International Equity Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The International Equity Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and
     --------------------------------------------------------------------
Related Options. Buyers and sellers of foreign currency futures contracts are
---------------
subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity

Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     U.S. Government Obligations. The types of U.S. government obligations in
     ---------------------------
which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .   the full faith and credit of the U.S. Treasury;

     .   the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

     Variable Rate U.S. Government Securities. Some of the short-term U.S.
     ----------------------------------------
government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     When-Issued and Delayed Delivery Transactions. Each Fund may enter into
     ---------------------------------------------
when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A
     ---------------------
repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements. Except as provided above, the Funds, other
     -----------------------------
than the Government Money Market Fund, may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Lending of Portfolio Securities.  Each Fund (other than U.S. Treasury Money
     -------------------------------
Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted and Illiquid Securities.  Each Fund may invest in securities
     ----------------------------------
issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

     Temporary and Defensive Investments.  Each Fund (other than the Money
     -----------------------------------
Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover

     The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                 Fiscal year ended  Fiscal year ended
                                   July 31, 2000      July 31, 1999
                                   -------------      -------------

  Government Securities Fund            46%                 93%
  Quality Bond Fund                    368%                349%
  Ohio Tax Free Fund                    26%                 47%
  Quality Growth Fund                   21%                 34%
  Mid Cap Fund                          42%                 49%
  Balanced Fund                        122%                128%
  International Equity Fund             86%                 42%
  Equity Income Fund                    37%                 69%
  Bond Fund For Income                 185%                104%
  Municipal Bond Fund                   84%                110%
  Cardinal Fund                          2%                 15%*
  Pinnacle Fund                         53%                 51%
  Technology Fund                       11%(**)             n/a

  ______________
  *  Reflects the period from October 1, 1998 through July 31, 1999.

  ** Reflects the period from June 5, 2000 through July 31, 2000

Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund)

     The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

     Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

     The state ended fiscal year 1998 with a positive budgetary fund balance of approximately $953 million. Personal taxes have been cut in recent years, a result of the strong economy. As of March 1998 the Budget Stabilization Fund had a balance of $862 million, up from $828 million the end of fiscal year 1997. A March 24, 1997, Ohio Supreme Court decision requires major changes in Ohio's school funding arrangements. These changes pose significant but manageable challenges and should not threaten the overall fiscal stability of the state.

     The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. The act, established in 1979, requires the municipality to develop a financial plan to eliminate deficits and cure any defaults. These procedures have been applied to approximately twenty-four cities and villages, including the city of Cleveland; in nineteen of these communities, the fiscal situation has been resolved and the procedures terminated. This fiscal emergency legislation has been amended to include counties and townships.

   The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

   Special Restriction on Fifth Third Government Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

   Special Restriction on Fifth Third U.S. Treasury Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.

                         FIFTH THIRD FUNDS MANAGEMENT

Officers and Trustees

   Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. The Board of Trustees of the Fifth Third Funds has overall responsibility for the Funds. There are currently two Trustees, one of whom is an "interested person" of the Funds, as that term is defined the 1940 Act.

   Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

   Edward Burke Carey*, 394 East Town Street, Columbus, OH 43215. Birthdate:
   July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

   Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   February 5, 1954. President of the Trust, employee of BISYS Fund Services,
   Inc.

   Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

   Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   *Considered to be an "interested person" of the Funds as defined in the 1940 Act.

Trust Ownership

     As of November 10, 2000, the Officers and Trustees owned less than 1% of any class of any Fund.

     The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of the Trust, as of November 10, 2000:


                                                              Record  Beneficial
Fifth Third Quality Growth Fund-Investment A Shares
---------------------------------------------------
FISERV Securities Inc.                                         70.37%     70.37%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Investment B Shares
---------------------------------------------------

FISERV Securities Inc.                                          9.22%      9.22%
FAO 16090386
2005 Market St., Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc.                                          5.22%      5.22%
FAO 459343282
2005 Market St., Suite 1200
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                         96.12%     96.12%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                               52.87%     49.17%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               24.10%     21.45%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               22.92%     15.59%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Pinnacle Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                         97.40%     97.40%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Investment B Shares
---------------------------------------------

BISYS Fund Services Ohio, Inc.                                100.00%    100.00%
3435 Stelzer Road
Columbus, Ohio 43219

Fifth Third Pinnacle Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                         97.85%     97.85%
Trade House Account Club 53
2005 Market St.

Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                               24.22%    21.80%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                9.26%     5.65%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               28.52%    17.40%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Equity Income Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                         98.85%    98.85%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income - Investment B Shares
-----------------------------------------------

FISERV Securities Inc.                                         12.45%    12.45%
FAO 45860653
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                          9.50%     9.50%
FAO 16758359
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         10.05%    10.05%
FAO 16656817
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                          9.05%     9.05%
FAO 16146939
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         15.05%    15.05%
FAO 45914825
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         19.85%    19.85%
FAO 16734207
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         21.64%    21.64%
FAO 16612545
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                         97.49%    97.49%
Trade House Account Club 53
2005 Market St.

Philadelphia, PA 19103

Fifth Third Equity Income Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                               92.12%    91.19%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                5.05%     2.42%
Expediter
38 Foundation Square Plaza
Cincinnati, OH 45263

Fifth Third Balanced Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                         95.04%    95.04%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Investment B Shares
---------------------------------------------

FISERV Securities Inc.                                          5.72%     5.72%
FAO 44081401
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                         98.40%    98.40%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                               14.38%    12.06%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               44.97%    35.53%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               40.53%    31.61%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Mid Cap Fund-Investment A Shares
--------------------------------------------

FISERV Securities Inc.                                         92.85%    92.85%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Investment B Shares
--------------------------------------------

FISERV Securities Inc.                                         10.69%    10.69%
FAO 16070920
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                          8.54%     8.54%
FAO 16657001
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                          5.14%     5.14%
FAO 44075278
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Investment C Shares
--------------------------------------------

FISERV Securities Inc.                                         99.79%    99.79%
Trade House Account
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Institutional Shares
---------------------------------------------

Fifth Third Bank                                               50.97%    49.95%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               28.25%    24.01%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                               20.74%    15.35%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third International Equity Fund-Investment A Shares
---------------------------------------------------------

FISERV Securities                                              99.32%    99.32%
Trade House Account
2005 Market Street
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment B Shares
---------------------------------------------------------

FISERV Securities Inc.                                         18.84%    18.84%
FAO 16323828
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         16.37%    16.37%
FAO 16734684
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         20.32%    20.32%
FAO 16141442
2005 Market St.
Philadelphia, PA 19103

FISERV Securities Inc.                                         27.07%    27.07%
FAO 45914825
2005 Market St.
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment C Shares
---------------------------------------------------------

FISERV Securities                                              87.74%    87.74%
2005 Market St.
Philadelphia, PA 19103

LPL Financial Services                                          9.76%     9.76%
AC 4091-7318
9785 Towne Centre Drive

San Diego, CA 92121

Fifth Third International Equity Fund-Institutional Shares
----------------------------------------------------------

Fifth Third Bank & Investment Services                       61.37%     60.76%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank & Investment Services                       32.80%     31.82%
38 Fountain Square Plaza
Cincinnati, OH 45263


Fifth Third Bank & Investment Services                        5.74%      4.02%
38 Fountain Square Plaza
Cincinnati, OH 45263


Fifth Third Quality Growth Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                       99.59%     99.59%
Trade House Account Club 53
2005 Market Street
Philadelphia, PA 19103


Fifth Third Technology Fund-Investment B Shares
-----------------------------------------------

FISERV Securities Inc.                                       10.98%     10.98%
FAO 16660701
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                        8.33%      8.33%
FAO 45914825
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                        6.62%      6.62%
FAO 16986851
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                        5.99%      5.99%
FAO 16692716
2005 Market Street
Philadelphia, PA 19103


Fifth Third Quality Growth Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                       99.99%     99.99%
Trade House Account Club 53
2005 Market Street
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                              31.84%     31.52%
38 Fountain Square 1090 F2
Cincinnati, OH 45263

Fifth Third Bank                                              66.61%     66.61%
38 Fountain Square 1090 F2
Cincinnati, OH 45263

Fifth Third Bond Fund for Income-Investment A Shares
----------------------------------------------------

FISERV Securities Inc.                                        46.02%     46.02%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Investment C Shares
----------------------------------------------------

FISERV Securities Inc.                                      100%        100%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Institutional Shares
-----------------------------------------------------

Fifth Third Bank                                          95.76%      95.76%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Quality Bond Fund-Investment A Shares
-------------------------------------------------

FISERV Securities Inc.                                    99.83%      99.83%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Fund-Investment B Shares
--------------------------------------------

FISERV Securities Inc.                                     7.52%       7.52%
FAO 45720380
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                    15.02%      15.02%
FAO 45914825
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                    12.09%      12.09%
FAO 16292431
2005 Market Street
Philadelphia, PA 19103

FISERV Securities Inc.                                    65.36%      65.36%
FAO 44826279
2005 Market Street
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Investment C Shares
-------------------------------------------------

FISERV Securities Inc.                                      100%        100%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Institutional Shares
--------------------------------------------------

Fifth Third Bank                                          55.02%      52.27%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          37.47%      28.48%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           6.86%       4.87%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Securities Fund-Investment A Shares
----------------------------------------------------------

FISERV Securities Inc.                                      99.89%     99.89%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Government Securities Fund-Investment C Shares
----------------------------------------------------------

FISERV Securities Inc.                                        100%       100%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Government Securities Fund-Institutional Shares
-----------------------------------------------------------

Fifth Third Bank                                            49.75%     48.76%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                            35.60%     32.75%
Trust and Investment Securities R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                            14.47%     10.13%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Municipal Bond Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                        100%       100%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Municipal Bond Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                        100%       100%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Municipal Bond Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                            99.44%     98.45%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Ohio Tax Free Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                      99.65%     99.65%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Investment B Shares
--------------------------------------------------

BISYS Fund Services Ohio, Inc.                                100%       100%
3435 Stelzer Road
Columbus, Ohio 43219

Fifth Third Ohio Tax Free Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                          99.42%   99.42%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                                 99.08%   96.11%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Money Market Fund-Investment A Shares
------------------------------------------------------------

FISERV Securities Inc.                                           90.30%   90.30%
Attn Cash Sweep Department
2005 Market St., 14/th/ Floor
Philadelphia, PA 19103

Fifth Third Government Money Market Fund-Institutional Shares
-------------------------------------------------------------

Fifth Third Bank Trust Dept                                      99.13%   99.13%
Fifth Third Mutual Funds Department
PO Box 630074
Cincinnati, OH 45263

Fifth Third Prime Money Market Fund-Investment A Shares
-------------------------------------------------------

FISERV Securities Inc.                                             100%     100%
Attn Cash Sweep Department
2005 Market St., 14/th/ Floor
Philadelphia, PA 19103

Fifth Third Prime Money Market Fund-Investment B Shares
-------------------------------------------------------

FISERV Securities Inc.                                           99.91%   99.91%
FAO 16147689
2005 Market St., Suite 1200
Philadelphia, PA 19103

Fifth Third Prime Money Market Fund-Institutional Shares
--------------------------------------------------------

Fifth Third Bank Trust Dept                                      92.14%   92.14%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Tax Exempt Money Market Fund-Investment A Shares
------------------------------------------------------------

FISERV Securities Inc.                                           92.69%   92.69%
Attn Cash Sweep Department
2005 Market St., 14/th/ Floor
Philadelphia, PA 19103

Fifth Third Tax Exempt Money Market Fund-Institutional Shares
-------------------------------------------------------------

Fifth Third Bank                                                 93.56%   92.62%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third U.S. Treasury Money Market Fund-Institutional Shares
----------------------------------------------------------------

Fifth Third Bank Trust Dept                                       85.36%  85.36%
Fifth Third Mutual Funds Department
PO Box 630074
Cincinnati, OH 45263

Trustees' Compensation

                                                   Aggregate Compensation
Name and Position with Trust                           from Trust*
----------------------------                           -----------

Edward Burke Carey, Trustee                              $7,800
Lee A. Carter, Trustee                                   $7,800
Albert E. Harris, Trustee, Chairman of the Board         $9,800

* Information is furnished for the fiscal year ended July 31, 2000. The Trust is the only investment company in the Fund complex.

Trustee Liability

    The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

    Each of the Trust, Fifth Third Bank, Heartland, Morgan Stanley Dean Witter Investment Management Inc., and Fort Washington Investment Advisors, Inc. as investment advisor or investment sub-advisor to one or more Funds, and BISYS, Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                         INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

    Fifth Third Bank serves as investment advisor to all Funds other than Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

    Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

    Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

Advisory Fees

    For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2000, July 31, 1999, and July 31, 1998 (amounts in thousands):



                                     Year ended      Amount       Year ended      Amount      Year ended      Amount
Fund Name                           July 31, 2000  Waived-2000  July 31, 1999   Waived-1999  July 31, 1998  Waived-1998
---------                           -----------------------------------------------------------------------------------
 Government Securities Fund         $    267       $    56          $  261       $   38         $  228         $ 33
 Quality Bond Fund                       929            --             680           --            545           --
 Ohio Tax Free Bond Fund               1,057            --           1,122           79            980           --
 Quality Growth Fund                   7,067            --           4,920           --          3,810           --
 Mid Cap Fund                          1,932            --           1,753           --          1,725           --
 Balanced Fund                         2,036            --           1,673           --          1,217           --
 International Equity Fund             2,037            --           1,634           --          1,471           --
 Equity Income Fund                    1,081            --           1,311           --          1,088           --
 Bond Fund For Income                  1,252            --           1,369           --            938           --
 Municipal Bond Fund                     662            --             661           --            591           --
 Cardinal Fund                         1,482            12           1,364*          --            n/a          n/a
 Pinnacle Fund                           952            --             586           --            129           --
 Government Money Market Fund          2,274            --           2,789           --          1,284           52
 Prime Money Market Fund               2,260           113           1,657           83          1,762           88
 Tax Exempt Money Market Fund            477           477             185           60*           n/a          n/a
 U.S. Treasury Money Market Fund       3,627          1269           3,707        1,298          2,795          978
 Technology Fund                          89.           --

_______________

/*/ Reflects the period from October 1, 1998 through July 31, 1999.
 .   Reflects the period from June 5, 2000 through July 31, 2000.

Sub-advisors

     Morgan Stanley is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Morgan Stanley. Fort Washington Investment Advisors, Inc. is the Sub-advisor to Ohio Money Market Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a subsidiary of The Western and Southern Life Insurance Company.

Sub-advisory Fees

     For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

     For the year ended July 31, 1998, Morgan Stanley earned fees from the Advisor for the International Equity Fund of $777,259. For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. For the year ended July 31, 2000, Morgan Stanley earned fees of $1,998,111 from the International Equity Fund.

Administrative Services

     BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1998, July 31, 1999, and July 31, 2000 (amounts in thousands):


                                     Year ended      Amount       Year ended      Amount      Year ended      Amount
            Fund Name               July 31, 2000  Waived-2000  July 31, 1999   Waived-1999  July 31, 1998  Waived-1998
            ---------               -------------  -----------  --------------  -----------  -------------  -----------
 Government Securities Fund          $    80        $    49            $   83          $ 46         $   76         $ 41
 Quality Bond Fund                       295            143               217           120            180           99
 Ohio Tax Free Fund                      331             68               358           176            324          142
 Quality Growth Fund                   1,556            252             1,079           290            865          100
 Mid Cap Fund                            412            126               385           156            383          116
 Balanced Fund                           448            151               367            91            277          116
 International Equity Fund               355             --               292            --            265           --
 Equity Income Fund                      237             81               288            75            247          113
 Bond Fund For Income                    401             87               437            70            310          111
 Municipal Bond Fund                     206            120               211           116            196          108
 Cardinal Fund                           434            210               400*           25            n/a          n/a
 Pinnacle Fund                           203             --               129             9             22           11
 Government Money Market Fund          1,060            381             1,245           697            582          321
 Prime Money Market Fund                 958            463               741           372            801          441
 Tax Exempt Money Market Fund            167             22                66*           37            n/a          n/a
 U.S. Treasury Money Market Fund       1,539            907             1,659           927          1,267          699
 Technology Fund                          14.            --

________________

/*/ Reflects the period from October 1, 1998 through July 31, 1999. //\/ Reflects the period from June 5, 2000 through July 31, 2000.

     Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1998, July 31, 1999, and July 31, 2000, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):

                                     Year Ended     Year Ended     Year Ended
        Fund Name                   July 31, 2000  July 31, 1999  July 31, 1998
        ---------                   -------------  -------------  -------------
 Government Securities Fund            $   14               $ 12           $ 10
 Quality Bond Fund                     $   49               $ 31           $ 24
 Ohio Tax Free Fund                    $   48               $ 51           $ 44
 Quality Growth Fund                   $  253               $154           $118
 Mid Cap Fund                          $   82               $ 55           $ 53
 Balanced Fund                         $   72               $ 52           $ 38
 International Equity Fund             $   57               $ 41           $ 36
 Equity Income Fund                    $   38               $ 41           $ 33
 Bond Fund for Income                  $   64               $ 62           $ 42
 Municipal Bond Fund                   $   34               $ 30           $ 27
 Cardinal Fund                         $   70               $ 68            n/a
 Pinnacle Fund                         $   33               $ 18           $  3
 Government Money Market Fund          $  159               $174           $ 79
 Prime Money Market Fund               $  162               $104           $109
 Tax Exempt Money Market Fund          $   27               $ 11            n/a
 U.S. Treasury Money Market Fund       $  256               $232           $172
 Technology Fund                       $    0.               n/a            n/a

 .Reflects the period from June 5, 2000 through July 31, 2000

Custody of Fund Assets

     Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 2000, July 31, 1999, and July 31, 1998, those fees were approximately $503,000 $510,000 and $449,000, respectively.

Transfer Agent and Dividend Disbursing Agent

     Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third for providing transfer agency and dividend disbursing agency services, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2000, July 31, 1999, and July 31, 1998 (amounts in thousands):

                                             Year Ended July 31,    Year Ended July 31,     Year Ended July 31,
  Fund Name                                         2000                   1999                    1998
  ---------                                 ---------------------------------------------------------------------
  Government Securities Fund                         $  14                 $  16                    $ 12
  Quality Bond Fund                                  $  30                 $  28                    $ 19
  Ohio Tax Free Fund                                 $  19                 $  44                    $ 28
  Quality Growth Fund                                $  95                 $  90                    $ 25
  Mid Cap Fund                                       $  45                 $  51                    $ 36
  Balanced Fund                                      $  50                 $  32                    $ 14
  International Equity Fund                          $ 115                 $  73                    $ 51
  Equity Income Fund                                 $  25                 $  30                    $ 24
  Bond Fund for Income                               $  39                 $  28                    $ 22
  Municipal Bond Fund                                $  22                 $  25                    $ 23
  Cardinal Fund                                      $ 123                 $  28                     n/a
  Pinnacle Fund                                      $  31                 $  38                    $ 10
  Government Money Market Fund                       $  24                 $ 285                    $ 14
  Prime Money Market Fund                            $  34                 $  23                    $ 28
  Tax Exempt Money Market Fund                       $  25                 $  52                     n/a
  U.S. Treasury Money Market Fund                    $  43                 $  35                    $ 25
  Technology Fund                                    $   3.                  n/a                     n/a

 .Reflects the period from June 5, 2000 through July 31, 2000.


     BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event, the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.

LEGAL COUNSEL
-------------

     Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                            BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

     The Advisors and Sub-advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisors and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.


     The Advisors and Sub-advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Cardinal, $9,100 of the $71,894 total brokerage commissions paid; Technology, $7,365 of the $35,245 total brokerage commissions paid; Balanced, $27,012 of the $124,465 total brokerage commission paid; Equity Income $49,230 of the $171,911 total brokerage commissions paid; Mid Cap, $69,677 of the $243,226 total brokerage commissions paid; Municipal, $14,498 of the $14,498 total brokerage commissions paid; Pinnacle, $105,572 of the $150,161 total brokerage commissions paid; and Quality Growth, $53,138 of the $347,918 total brokerage commissions paid. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Tax Free Bond, $2,767 of the $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Bond Fund for Income, $700 of the $700 total brokerage commissions paid; Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid. For the fiscal year ended July 31, 1998, the Funds paid brokerage commissions in exchange for the brokerage and research serviced described above in the following amounts: U.S Government Securities, $1,250 of the $1,250 total brokerage commissions paid; Bond Fund for Income, $625 of the $625 total brokerage commissions paid; Cardinal, $6,600 of the $118,629 total brokerage commissions paid; Quality Bond, $300 of the $300 total brokerage commissions paid; Balanced, $18,142 of the $110,392 total brokerage commissions paid; Equity Income, $20,661 of the $156,975 total brokerage commissions paid; Mid Cap, $41,903 of the $230,000 total brokerage commissions paid; Municipal, $2,000 of the $2,000 total brokerage commissions paid; Pinnacle, $12,127 of the $16,967 total brokerage commissions paid; Quality Growth, $83,964 of the $489,266 total brokerage commission paid.

     Research services provided by brokers may be used by the Advisors and Sub-advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

     Allocation of transactions, including their frequency, to various dealers is determined by fifth Third Bank and each Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The Major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is sin addition to and not in lieu of services required to be performed by Fifth Third Bank and each Sub-Adviser and does not reduce the advisory fees payable to Fifth Third or each Sub-Adviser. Such information may be useful to Fifth Third Bank or each Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Fifth Third Bank or each Sub-Adviser in carrying out its obligations to the Funds.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-advisors, the Advisors and Sub-advisors may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Sub-advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

     During the fiscal year ended July 31, 2000, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:


Fund                     Security              Principal/Shares     Market Value
----                     --------              ----------------     ------------

Balanced Fund            A.G.Edwards, Inc.               40,000      $ 2,115,000

International Equity     ABN Amro Holdings NV            24,826      $   602,000
                         Credit Suisse Group,
                         Registered                          75      $    22,000
                         UBS AG, Registered               6,464      $   932,000

Equity Income Fund       A.G.Edwards Inc.                78,000      $ 4,124,000

Pinnacle Fund            Merrill Lynch &
                         Co., Inc.                       23,515      $ 3,039,000

Mid Cap Fund             A.G.Edwards, Inc.              250,000      $13,219,000


Brokerage commissions paid by the Funds in secondary trading are as follows:

                                     Fiscal Year Ended    Fiscal Year Ended    Fiscal Year Ended
                                       July 31, 2000        July 31, 1999       July 31, 1998
                                       -------------        -------------       -------------
  Fund Name
  ---------
  Government Securities Fund              n/a                        n/a            $  1,250
  Quality Bond Fund                       n/a                        n/a            $    300
  Ohio Tax Free Fund                      n/a                    $ 2,768                 n/a
  Quality Growth Fund                $347,918                    $405,487           $495,026
  Mid Cap Fund                       $243,226                    $313,878           $230,000
  Balanced Fund                      $124,465                    $145,176           $111,172
  International Equity Fund          $ 34,299                    $114,330           $163,055
  Equity Income Fund                 $171,911                    $281,046           $156,975
  Bond Fund For Income                    n/a                         n/a           $    625
  Municipal Bond Fund                $ 14,498                    $  2,740           $  2,000
  Cardinal Fund                      $231,463                    $231,463           $118,629
  Pinnacle Fund                      $150,161                    $141,898           $ 16,967
  Government Money Market Fund            n/a                         n/a                n/a
  Prime Money Market Fund                 n/a                         n/a                n/a
  Tax Exempt Money Market Fund            n/a                         n/a                n/a
  U.S. Treasury Money Market Fund         n/a                         n/a                n/a
  Technology Fund                    $ 35,245                         n/a                n/a


Reflects the period from 5, 2000 through July 31, 2000.

                               PURCHASING SHARES

     Shares of the Funds are sold at their net asset value, less any applicable sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement (Investment C Shares
Only)

     With respect to Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

     Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares, are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these Shares.

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2000, the received $ pursuant to the Plan. For the fiscal year ended July 31, 1999, the Distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 2000, the Funds paid $ to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

     Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

     A shareholder's Investment B Shares of the Fund, including all Shares received as dividends or distributions with respect to such Shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such Shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per Share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the Shares so converted.

Conversion to Federal Funds

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

     Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

     Payments to Dealers

     Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:

          AMOUNT OF                          INVESTMENT
       INVESTMENT ($)                         A SHARES
       ---------------                       ----------

Under 50,000                                     3.825%
50,000 but under 100,000                          3.40%
100,000 but under 150,000                         2.55%
150,000 but under 250,000                         1.70%
250,000 but under 500,000                         0.85%
500,000 and above                                 0.50%*
_________________

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the Distributor to provide for such payment.

     Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor.

     Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.


                               REDEEMING SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

     Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

Redemption in Kind

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.


                          DETERMINING NET ASSET VALUE


     Net asset values of the Funds generally may change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

     The value of the Funds' portfolio securities (with the exception of the Money Market) are determined as follows:

 . for equity securities, according to the last sale price on a national securities exchange, if available;

 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 .  for unlisted equity securities, the latest bid prices;

 . for bonds and other fixed income securities, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 . for all other securities, at fair value as determined in good faith by the Board of Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

     With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost


     The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures


     For the Money Market, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


Investment Restrictions


     For the Money Market, SEC rules require that a Money Market limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


     A Money Market may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.


     In periods of rising interest rates, the indicated daily yield on shares of a Money Market computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


                                  TAX STATUS

Qualification as a Regulated Investment Company

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

Distributions

     Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in Fund shares through automatic reinvestment. Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Selling Shares

     Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

     Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Borrowing

     If a Fund Shareholder borrows money to buy Fund Shares, such Shareholder may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

Hedging

     If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

     A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

     The foregoing discussion and the one below regarding the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund under "TAX STATUS" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

Additional Tax Information Concerning the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund

     Federal Taxation. As indicated in their respective Prospectuses, the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund are designed to provide individual Shareholders with current tax-exempt interest income. None of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.

     The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free municipal securities (at the close of each quarter of the Fund's taxable year) to pass through to its investors, tax-free, net municipal securities interest income to the extent such interest would be exempt if earned directly. Because the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund intend to be qualified to pay such exempt-interest dividends, these Funds will be limited in their ability to enter into taxable transactions, such as forward commitments, repurchase agreements, securities lending transactions, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund is to pay at least annually as dividends substantially all of each Fund's municipal securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but the aggregate of such dividends may not exceed the net municipal securities interest received by each Fund during the taxable year.

     Exempt-interest dividends may be treated by Shareholders of the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund as items of interest excludable from their gross income. However, each such Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would remain excludable if such Shareholder were treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by such Funds. In addition, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes.

     The Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.

     Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

     Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds).

     A Fund's investments in municipal securities issued at a discount and certain other portfolio positions will require the Fund to accrue and distribute income and gains not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore eliminate any tax liability at the Fund level.

     Like the other Funds, if for any taxable year the Ohio Tax Free Fund, the Municipal Bond Fund and the Tax Exempt Money Market Fund do not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and municipal securities interest income, although not taxable to the Funds themselves, would be taxable to Shareholders as ordinary income when distributed as dividends.

Foreign Taxes

     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

                            PERFORMANCE INFORMATION

Total Return (1)
                              Institutional Shares
                          Average Annual Total Return
                       For the Period Ended July 31, 2000



                                                                       Since
Fund Name                              1 Year    5 Years   10 Years  Inception
---------                              ------    -------   --------  ---------

U.S. Government Securities Fund          4.34%     5.01%      5.58%    5.84%
Quality Bond Fund                        4.66      5.34       6.44     7.83
Ohio Tax Free Bond Fund                  3.01      4.2        5.18     4.82
Quality Growth Fund                     17.82     24.23      17.79    17.52
Mid Cap Fund                            30.65     17.23      15.46    15.93
Balanced Fund                           18.6      16.79      14.35    16.1
International Equity Fund                8.29     11.27         --     9.08

Equity Income Fund                      -5.96     15.37      11.97    13.82
Bond Fund for Income                     4.09      5.08       6.26     7.97
Municipal Bond Fund                      2.37      3.88       4.88     6.53
Cardinal Fund                           15.2      22.03      16       15.97
Pinnacle Fund                            4.07     21.82      15.3     15.94
Government Money Market Fund             5.31      5.03         --     4.49
Prime Money Market Fund                  5.53      5.17       4.8      5.16
Tax Exempt Money Market Fund             3.46      2.85       2.83     3.66
U.S. Treasury Money Market Fund          5.4       5.15       4.78     5.29


                              Investment A Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2000


                                                                       Since
Fund Name                              1 Year    5 Years   10 Years  Inception
---------                              ------    -------   --------  ---------

U.S. Government Securities Fund         -0.45%     3.97%      5.04%    5.47%
Quality Bond Fund                       -0.3       4.17       5.84     7.48
Ohio Tax Free Bond Fund                 -1.75      3.16       4.65     4.44
Quality Growth Fund                     12.3      22.97      17.2     17.18
Mid Cap Fund                            24.33     16.02      14.86    15.55
Balanced Fund                           12.95     15.6       13.77    15.76
International Equity Fund                3.12     10.14         --     8.14
Equity Income Fund                     -10.41     14.19      11.39    13.48
Bond Fund for Income                    -0.77      4.01       5.7      7.66
Municipal Bond Fund                     -2.56      2.85       4.35     6.23
Cardinal Fund                            9.69     20.64      15.34    15.71
Pinnacle Fund                           -0.85     20.59      14.72    15.56
Government Money Market Fund             5.1       4.95         --     4.42
Prime Money Market Fund                  5.27      5.07         --     4.55
Tax Exempt Money Market Fund             3.4       2.85       2.83     3.66



                              Investment B Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2000

                                                                      Since
Fund Name                              1 Year    5 Years   10 Years  Inception
---------                              ------    -------   --------  ---------

Quality Bond Fund                       -1.32%     4.0%       5.55%    6.96%
Ohio Tax Free Bond Fund                 -2.93      2.98       4.36     4.0
Quality Growth Fund                     11.71     23.03      16.87    16.61
Mid Cap Fund                            24.2      16.        14.54    15.02
Balanced Fund                           12.39     15.57      13.44    15.18
International Equity Fund                2.14     10.04         --     8.04
Equity Income                          -11.5      14.18      11.1     12.93
Pinnacle                                -2.01     20.61      14.39    15.04
Prime Money Market Fund                 -0.52      3.95         --     3.78

                              Investment C Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2000


                                                                       Since
Fund Name                              1 Year    5 Years   10 Years  Inception
---------                              ------    -------   --------  ---------

U.S. Government Securities Fund          3.65%     4.19%      4.76%    5.03%
Quality Bond Fund                        3.98      4.46       5.59     6.99
Ohio Tax Free Bond Fund                  2.25      3.41       4.39     4.03
Quality Growth Fund                     17.01     23.33      16.93    16.65
Mid Cap Fund                            29.48     16.37      14.61    15.07
Balanced Fund                           17.66     15.95      13.51    15.24
International Equity Fund                7.25     10.62         --     8.54
Equity Income Fund                      -6.65     14.48      10.99    12.78
Bond Fund for Income                     3.43      4.21       5.29     6.95
Cardinal Fund                           14.22     19.48      14.33    14.82
Pinnacle Fund                            3.26     20.55      14.28    14.97

_______________



Yield (1)

     In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2000 were as follows:

                                        Institutional Shares  Investment A Shares  Investment C Shares
                                        --------------------  -------------------  -------------------
U.S. Government Securities Fund               6%                      5.31%               5.26%
Quality Bond Fund                             6.36                    5.87                5.88
Ohio Tax Free Bond Fund                       4.14                    3.63                3.39
Balanced Fund                                 1.71                    1.4                 0.95
Bond Fund for Income                          6.02                    5.5                 5.16
Municipal Bond Fund                           4.42                    3.96                  --

_______________

(1) Investment B Shares are a new class of Shares, and as of the date of this Statement of Additional Information, there is no performance history.

     For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield


     The Ohio Tax Free Bond Fund, the Ohio Money Market Fund* and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 2000, was 6.85% for the Institutional shares, 6.01% for the Investment A shares, and 5.61% for the Investment C shares, while the tax-equivalent yield for the Municipal Bond fund for the 30-day period ended July 31, 2000, was 7.32% for the Institutional shares and 6.56% for the Investment A shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

* The Ohio Money Market Fund is not being offered as of yet.

Tax Equivalency Table

     The Ohio Tax Free Fund, the Ohio Money Market Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 2000
                                 STATE OF OHIO
                              FEDERAL TAX BRACKET:

                    15.00%  28.00%     31.00%    36.00%    39.60%

                    COMBINED FEDERAL AND STATE TAX BRACKET:

                               19.425%    33.012%             37.650%            43.228%    46.828%

           SINGLE             $    1-    $26,251-            $63,551-          $132,601-     OVER
           RETURN              26,250     63,550             132,600            288,350   $288,351
      Tax-Exempt Yield                               Taxable Yield Equivalent
           1.50%                 1.86%      2.24%               2.41%              2.64%      2.82%
           2.00%                 2.48%      2.99%               3.21%              3.52%      3.76%
           2.50%                 3.10%      3.73%               4.01%              4.40%      4.70%
           3.00%                 3.72%      4.48%               4.81%              5.28%      5.64%
           3.50%                 4.34%      5.22%               5.61%              6.17%      6.58%
           4.00%                 4.96%      5.97%               6.42%              7.05%      7.52%
           4.50%                 5.58%      6.72%               7.22%              7.93%      8.46%
           5.00%                 6.21%      7.46%               8.02%              8.81%      9.40%
           5.50%                 6.83%      8.21%               8.82%              9.69%     10.34%
           6.00%                 7.45%      8.96%               9.62%             10.57%     11.28%

   The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Therefore, there is a possibility that your yield may be higher than those disclosed in the table. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

   The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

   Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                           PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

 . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

 . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

 . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

 . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

 . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

 . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

 . Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately
  66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

 . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond, and Bond Fund For Income)

 . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond and Bond Fund For Income)

 . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

 . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

 . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

 . Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
  Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

 . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

 . Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
  Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle and Equity Income Funds)

 . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

                             FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2000. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                   APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1 +--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 . Leading market positions in well-established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

          (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
          (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
          (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
          (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
          (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
          (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
          (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
          (viii) Amendment No. 15 to the Declaration of Trust (incorporated by referenc e to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
          (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).


(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).


(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                              BENEFICIAL INTEREST


Section 1. Shares of Beneficial Interest.

          The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

          Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

          Fifth Third Balanced Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Bond Fund for Income;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Cardinal Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Prime Money Market Fund;

               Investment A Shares;
               Investment B Shares;
               Institutional Shares;

          Fifth Third Equity Income Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Government Money Market Fund;

               Investment A Shares;
               Institutional Shares;

          Fifth Third International Equity Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Mid Cap Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Municipal Bond Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Ohio Tax Free Bond Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Pinnacle Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Quality Bond Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Quality Growth Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Tax Exempt Money Market Fund;

               Investment A Shares;
               Institutional Shares;

          Fifth Third U.S. Government Securities Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares; and

          Fifth Third U.S. Treasury Money Market Fund;

               Institutional Shares;

          Fifth Third Technology Fund;

               Investment A Shares;
               Investment B Shares;
               Investment C Shares;
               Institutional Shares;

          Fifth Third Ohio Tax Exempt Money Market Fund;

               Investment A Shares;
               Institutional Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

          (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

          (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

          (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

          (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or

          Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

          (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

          (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

          (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV

                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

          On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

          The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein;
          (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective;
          (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.


Section 7. Ownership of Assets.

          The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                 ARTICLE VIII

                   SHAREHOLDERS' VOTING POWERS AND MEETINGS


Section 1. Voting Powers.

          Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in
          Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

          A Shareholders meeting shall be held as specified in Section 2 of
          Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

          Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X

                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

          (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

          (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

          (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

          Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this
          Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this
          Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

          The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.



                                  ARTICLE XI

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

          The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

          No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

          Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

          The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

          The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII

                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

          The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

          (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

          The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV

                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

          A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX

                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

          No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                  ARTICLE XIV

                            REPORT TO SHAREHOLDERS

          The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)       (i)   Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's
                Post-Effective Amendment No. 15 on Form N-1A filed February 28,
                1995).

                (A) Exhibits K, L, and M to the Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                (B) Exhibits N and 0 to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                     1998).


                (C) Exhibits P and Q to the Investment Advisory Contract dated May 25, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994).

          (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                1998).


          (iv) Sub-Advisory Agreement dated April 27, 2000 including Exhibit A for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Bank and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                2000).

     (e)  (i)   Distribution Agreement of the Registrant and Amended Schedules
                A, B and C to the Distribution Agreement dated September 29,
                2000 are filed herewith.

          (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).


                (A) Amended Exhibit A to Administrative Service Agreement dated
                    March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (f)  Not applicable.

     (g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

               (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

               (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                    1999).

         (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

               (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

               (B) [Foreign Custody Manager] Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                    1999).

     (h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

               (A) Form of Amended Schedule A to Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on or about June 14, 2000).

         (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
               1997).

               (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

               (B) Amended Schedule A to the Management and Administration Agreement dated March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

               (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

               (B) Amended Schedule A to the Sub-Administration Agreement dated March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

         (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
               2000).

(i)  Opinion of Ropes & Gray is filed herewith.


(j)  (i)   Consent of Arthur Andersen LLP is filed herewith.


      (ii) Consent of Ernest & Young LLP is filed herewith.


     (iii) Consent of Ropes & Gray is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).


(m)        (i)   Amended Rule l2b-1 Plan dated December 1, 1995 including
                 Exhibits A and B dated March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on
                 Form N-1A filed on or about September 29, 2000).


           (ii) Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


           (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 including Exhibit A as amended March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


           (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


(n) Amended and Restated Multiple Class Plan including Exhibit A, as amended March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


(p)  (i)   Codes of Ethics for Fifth Third Funds (incorporated by reference to
           Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


(p)  (ii)  Code of Ethics for Fifth Third Bank (incorporated by reference to
           Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).


(p)  (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to
           Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)  (iv)  Code of Ethics for Morgan Stanley Dean Witter Investment Management
           Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
           2000).

Item 24.   Persons Controlled by or Under Common Control with Registrant

None

Item 25.   Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

Other Substantial
Position with                   Business, Profession,
Name                            Fifth Third Bank                    Vocation or Employment
----                            ----------------                    ----------------------
George A. Schaefer, Jr.         President, Chief Executive Officer  None
Stephen J. Schrantz             Executive Vice President            None
Neal E. Arnold                  Executive Vice President            None
Michael K. Keating              Executive Vice President            None
Robert P. Niehaus               Executive Vice President            None
Michael D. Baker                Executive Vice President            None
James J. Hudepohl               Executive Vice President            None
Gerald L. Wissel                Executive Vice President            None
Henry W. Hobson, III            Senior Vice President               None
J. Patrick Bell                 Senior Vice President               None
Tom A. Bobenread                Senior Vice President               None
Edward H. Silva, Jr.            Senior Vice President               None
Paul L. Reynolds                Senior Vice President               None
James D. Berghausen             Senior Vice President               None
Barry L. Boerstler              Senior Vice President               None
Richard A. Bondie               Senior Vice President               None
Roger W. Dean                   Senior Vice President               None
Diane L. Dewbrey                Senior Vice President               None
Sandra L. Lobert                Senior Vice President
                                Officer                             None
William J. Moran                Senior Vice President               None
Ronald A. Stahl                 Senior Vice President               None
Darryl F. Allen                 Director                            Chairman, President and CEO,
                                                                    Aeroquip Vickers, Inc.
John F. Barrett                 Director                            President and CEO, The Western-
                                                                    Southern Life Insurance Company
Gerald V. Dirvin                Director                            Former Executive Vice President, The
                                                                    Proctor & Gamble Company
Thomas B. Donnell               Director                            Chairman, Fifth Third Bank of
                                                                    Northwestern Ohio
Richard T. Farmer               Director                            Chairman, Cintas Corp.
Joseph H. Head, Jr.             Director                            Chairman & CEO, Atkins and Pearce
Joan R. Herschede               Director                            Former President and CEO, The Frank
                                                                    Herschede Company
Allen M. Hill                   Director                            President and CEO, Dayton Power &
                                                                    Light, Inc.
William G. Kagler               Director                            Former Chairman of the Executive
                                                                    Committee of the Board of Directors,
                                                                    Skyline Chili, Inc.
James D. Kiggen                 Director                            Chairman, Xtek, Inc.
Jerry L. Kirby                  Director                            Chairman, Fifth Third Bank of
                                                                    Western Ohio
Mitchel D. Livingston, Ph.D.    Director                            Vice President for Student Affairs &
                                                                    Human Resources, University of
                                                                    Cincinnati
Robert B. Morgan                Director                            President and CEO, Cincinnati
                                                                    Financial Corp.
David E. Reese                  Director                            Chairman, Fifth Third Bank of the

                                                                    Southwest
James E. Rogers                 Director                            Vice Chairman, President & CEO,
                                                                    CINergy
Brian H. Rowe                   Director                            Chairman Emeritus, GE Aircraft
                                                                    Engines
John J. Schiff, Jr.             Director                            Chairman, Cincinnati Financial Corp.
Donald B. Shackelford           Director                            Chairman, Fifth Third Bank of
                                                                    Columbus
Dennis J. Sullivan, Jr.         Director                            Executive Counselor, Dan Pinger
                                                                    Public Relations
Dudley S. Taft                  Director                            President, Taft Broadcasting Co.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Dean Witter Investment Management Inc. ("MSDW"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by ("MSDW") pursuant to the Advisers Act (SEC File No. 801-15757).

             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                 Officers (Principals and Managing Directors)


John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director
Barton M. Biggs, Managing Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director
Margaret Kinsley Johnson, Managing Director
Nicholas J. Kovich, Managing Director
Steven K. Kreider, Managing Director
Maryann K. Maiwald, Managing Director
Robert  J. Marcin, Managing Director
Jeffrey Margolis, Managing Director
Paul M. Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Cory Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Harold J. Schaaff, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Vinod R. Sethi, Managing Director
Andy B.Skov, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Marna C. Whittington, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Warren Ackerman, III, Principal
Suzanne S. Akers, Principal
Robert E. Angevine, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Eileen M. Barron, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Joseph C. Benedetti, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal

Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
David P. Chu, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Bradley S. Daniels, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Nicolaas Frits Fiene, Principal
Robert J. Formisano, Principal
Dennis F. Furey, Principal
W. Blair Garff, Principal
William B. Gerlach, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul W. Klug, Jr., Principal
Peter Koenig, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Marianne J.  Lippmann, Principal
William David Lock, Principal
Jeremy Goulding Lodwick, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Alexis E. McCarthy, Principal
Abigail L. McKenna, Principal
Mary Ann Milias, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal
Anthony J. Pesce, Principal
Thomas B. Quantrille, Principal
Ronald K. Reese, Principal
Michael J. Reinbold, Principal
Christian G. Roth, Principal
Donald P. Ryan, Principal
James H. Scott, Principal
Stephen C. Sexauer, Principal
George Shows, Principal
Neil S. Siegel, Principal
Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Elizabeth A. Vale, Principal
Roberto Vedovotto, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Bruce Wolf, Principal
Marjorie Zwick, Principal


                      HEARTLAND CAPITAL MANAGEMENT, INC.

                                                  Other Substantial
                    Position with                 Business, Profession,
Name                Heartland                     Vocation or Employment
----                ---------                     ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                       None
Thomas F. Maurath   Executive Vice President      None


              FORT WASHINGTON INVESTMENT ADVISORS, INC.  (WSLIC)*

John F. Barrett, Director
William F. Ledwin, Director
William J. Williams, Chairman of the Board
William F. Ledwin, President
James J. Vance, Vice President & Treasurer
Donald J. Wuebbling, Secretary
Rance G. Duke, Vice President
John J. Goetz, Vice President
John C. Holden, Vice President
Roger M. Lanham, Vice President
Robert H. Leshner, Managing Director
James A. Markley, Managing Director
Charles E. Stutenroth, IV, Vice President
Augustine A. Long, Managing Director, Marketing
John J. O'Connor, Vice President
Brendan M. White, Vice President
William H. Bunn, Assistant Vice President
Christopher J. Mahony, Assistant Vice President
Kenneth J. Ryan, Assistant Vice President
Thomas R. Voglewede, Assistant Vice President
Timothy D. Speed, Assistant Treasurer
Richard K. Taulbee, Assistant

*Parent Company


Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Pacific Capital Funds, The Republic Investor Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, USAllianz Variable Insurance Products Trust and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 21, 2000 were as follows:

Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
----------------             --------------------------------  ----------

WC Subsidiary Corp.          Sole Limited Partner              None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

Dennis Sheehan               Executive Officer                 None
3435 Stelzer Road
Columbus, Ohio 43219

William Tomko                Supervising Principal             None
3435 Stelzer Road
Columbus, Ohio 43219

Gregory Trichtinger          Vice President                    None
3435 Stelzer Road
Columbus, Ohio 433219

Andrew Corbin                Vice President                    None
3435 Stelzer Road
Columbus, Ohio 43219

Robert Tuch                  Assistant Secretary               None
3435 Stelzer Road
Columbus, Ohio 43219

Olu T. Lawal                 Fin-Op                            None
3435 Stelzer Road
Columbus, Ohio 43219


(c)      Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263


BISYS (Distributor, Administrator, and Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204


Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Forth Washington Investment Advisers, Inc. (Sub-Advisor to the Fifth Third Ohio Tax Exempt Money Market Fund)
420 East Fourth Street
Cincinnati, Ohio  45202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 30/th/ day of November 2000.

                              FIFTH THIRD FUNDS

                              BY: /s/ Stephen G. Mintos
                                  ----------------------------
                              Stephen G. Mintos, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


Signature                         Title                          Date



* /s/ Stephen G. Mintos       President
-----------------------
Stephen G. Mintos             (Principal Executive Officer)    November 30, 2000


* /s/ Gary R. Tenkman         Treasurer (Principal Financial
---------------------
Gary R. Tenkman               and Accounting Officer)          November 30, 2000


* /s/ Edward Burke Carey      Trustee                          November 30, 2000
------------------------
Edward Burke Carey


* /s/ Albert E. Harris        Chairman and Trustee             November 30, 2000
----------------------
Albert E. Harris


*By:   /s/ Alyssa Albertelli
     ---------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                               POWER OF ATTORNEY
                               -----------------

     Stephen G. Mintos, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000                /s/ Stephen G. Mintos
       ---------------------        ---------------------------
                                    Stephen G. Mintos

                               POWER OF ATTORNEY
                               -----------------

     Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000              /s/ Gary R. Tenkman
       -------------------        --------------------------
                                  Gary R. Tenkman

                               POWER OF ATTORNEY
                               -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000               /s/ Edward Burke Carey
       -------------------         ------------------------------
                                    Edward Burke Carey

                               POWER OF ATTORNEY
                               -----------------


     Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: June 21, 2000               /s/ Albert E. Harris
       --------------------        ----------------------------
                                    Albert E. Harris

                                 EXHIBIT INDEX


(e)(i)    Distribution Agreement
(i)       Opinion of Ropes & Gray
(j)(i)    Consent of Arthur Andersen LLP
(j)(ii)   Consent of Ernst & Young LLP
(j)(iii)  Consent of Ropes & Gray